Variable Annuity-1 Series Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of Variable Annuity-1 Series Account of Empower Annuity Insurance Company of America and Contract Owners of Variable Annuity-1 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Variable Annuity-1 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 13, 2026

1

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

ALPS Global Opportunity Portfolio, Class I

American Funds IS Capital World Bond Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

BNY Mellon VIF Small Cap Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Dimensional VA US Targeted Value Portfolio, Institutional

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Aggressive Profile Fund, Investor Class

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

2

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II, Primary Shares

Franklin Small Cap Value VIP Fund, Class 2

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. International Growth Fund, Series I

Invesco V.I. Main Street Mid Cap Fund, Series I

Invesco V.I. Main Street Small Cap Fund, Series I

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Janus Henderson VIT Research Portfolio, Institutional Shares

Lazard Retirement Emerging Markets Equity Portfolio, Service Shares

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II

LVIP American Century Disciplined Core Value Fund, Standard Class II

LVIP American Century International Fund, Standard Class II

LVIP American Century Mid Cap Value Fund, Service Class

LVIP American Century Value Fund, Standard Class II

LVIP Baron Growth Opportunities Fund, Service Class

LVIP BlackRock Equity Dividend Fund, Standard Class

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP Nomura SMID Cap Core Fund, Standard Class

MFS VIT II Core Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Initial Class

3

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Utilities Series, Service Class

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

Neuberger Berman AMT Quality Equity Portfolio, Class S

Nomura VIP Emerging Markets Series, Standard Class

Nomura VIP International Core Equity Series, Service Class

Nomura VIP International Core Equity Series, Standard Class

Nomura VIP Small Cap Value Series, Standard Class

NVIT Mid Cap Index Fund, Class II

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Prudential Series Fund PGIM Jennison Blend Portfolio, Class II

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Putnam VT Small Cap Value Fund, Class IA

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Portfolio

Touchstone Bond Fund, Class I

Touchstone Common Stock Fund, Class I

Touchstone Common Stock Fund, Class SC

Touchstone Small Company Fund, Class I

VanEck VIP Emerging Markets Bond Fund, Initial Class

VanEck VIP Global Resources Fund, Class S

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Victory Pioneer Bond VCT Portfolio, Class I

Victory Pioneer Fund VCT Portfolio, Class I

Victory Pioneer Mid Cap Value VCT Portfolio, Class II

Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I

4

The statement of changes in net assets for the period from January 1, 2024 to April 12, 2024 (date of liquidation).

AB VPS Sustainable International Thematic Portfolio, Class A

The statement of changes in net assets for the period from January 1, 2024 to December 5, 2024 (date of liquidation).

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I

Statement of operations for the period from January 1, 2025 to April 25, 2025 (date of liquidation) and the statements of changes in net assets for the period from January 1, 2025 to April 11, 2025 (date of liquidation) and the year ended December 31, 2024.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Delaware VIP International Series, Standard Class

The statement of changes in net assets for the period from January 1, 2024 to October 25, 2024 (date of merger).

Empower Ariel Mid Cap Value Fund, Investor Class

Statement of operations for the period from January 1, 2025 to April 11, 2025 (date of merger) and the statements of changes in net assets for the period from January 1, 2025 to April 11, 2025 (date of merger) and the year ended December 31, 2024.

Prudential Series Fund Natural Resources Portfolio, Class II

5

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
ASSETS:
Investments at fair value (1)	$3,286,688	$1,475,332	$20,040,613	$10,958,112	$1,230,214	$9,384,782	$47,450,193
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	66	29	378	207	23	2,696	1,198
Receivable from the Company	5,371	13,309	1,618	-	5,062	1,749	325,773
Total assets	3,292,125	1,488,670	20,042,609	10,958,319	1,235,299	9,389,227	47,777,164

LIABILITIES:
Payable to the Contracts	66	29	378	207	23	2,696	1,198
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	100,508	-	-	-
Total liabilities	66	29	378	100,715	23	2,696	1,198

NET ASSETS	$3,292,059	$1,488,641	$20,042,231	$10,857,604	$1,235,276	$9,386,531	$47,775,966

ANALYSIS OF NET ASSETS
Accumulation period	$3,167,940	$1,469,749	$19,772,276	$10,699,185	$1,229,835	$9,377,730	$46,635,416
Annuity period	124,119	18,892	269,955	158,419	5,441	8,801	1,140,550
Total net assets	$3,292,059	$1,488,641	$20,042,231	$10,857,604	$1,235,276	$9,386,531	$47,775,966

Fair value per share (NAV)	$16.59	$20.92	$92.55	$31.74	$22.56	$128.85	$103.17
Shares outstanding in the Separate Account	198,113	70,523	216,538	345,246	54,531	72,835	459,922

(1) Investments in mutual fund shares, at cost	$3,647,685	$999,002	$16,237,211	$10,108,573	$792,896	$8,061,898	$36,645,609

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

6

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1
ASSETS:
Investments at fair value (1)	$4,045,901	$1,402,407	$6,972,152	$5,891,732	$134,511	$369,985	$2,440,945
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	84	28	260	117	2	6	23,478
Receivable from the Company	2,083	2,234	47,346	-	2	-	-
Total assets	4,048,068	1,404,669	7,019,758	5,891,849	134,515	369,991	2,464,423

LIABILITIES:
Payable to the Contracts	84	28	260	117	2	6	23,478
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	54,862	-	-	3
Total liabilities	84	28	260	54,979	2	6	23,481

NET ASSETS	$4,047,984	$1,404,641	$7,019,498	$5,836,870	$134,513	$369,985	$2,440,942

ANALYSIS OF NET ASSETS
Accumulation period	$3,980,639	$1,336,671	$6,816,817	$5,560,175	$134,513	$369,985	$2,440,942
Annuity period	67,345	67,970	202,681	276,695	-	-	-
Total net assets	$4,047,984	$1,404,641	$7,019,498	$5,836,870	$134,513	$369,985	$2,440,942

Fair value per share (NAV)	$23.82	$20.86	$25.29	$25.70	$11.38	$10.11	$38.79
Shares outstanding in the Separate Account	169,853	67,229	275,688	229,250	11,820	36,596	62,927

(1) Investments in mutual fund shares, at cost	$3,574,084	$1,695,191	$6,799,900	$5,820,945	$141,955	$367,211	$2,249,842

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

7

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I
ASSETS:
Investments at fair value (1)	$216,004	$7,418,118	$2,420,815	$2,836,837	$3,021,469	$948,401	$8,179,073
Receivable from the Contracts	-	-	27,432	-	-	-	-
Receivable from the fund manager	4	130	-	47	45	15	145
Receivable from the Company	-	-	-	-	2	-	159
Total assets	216,008	7,418,248	2,448,247	2,836,884	3,021,516	948,416	8,179,377

LIABILITIES:
Payable to the Contracts	4	130	-	47	45	15	145
Payable to the fund manager	-	-	27,432	-	-	-	-
Payable to the Company	2	551	2	6	-	1	-
Total liabilities	6	681	27,434	53	45	16	145

NET ASSETS	$216,002	$7,417,567	$2,420,813	$2,836,831	$3,021,471	$948,400	$8,179,232

ANALYSIS OF NET ASSETS
Accumulation period	$216,002	$7,417,567	$2,420,813	$2,836,831	$3,021,471	$948,400	$8,153,849
Annuity period	-	-	-	-	-	-	25,383
Total net assets	$216,002	$7,417,567	$2,420,813	$2,836,831	$3,021,471	$948,400	$8,179,232

Fair value per share (NAV)	$19.04	$64.77	$22.22	$32.03	$9.37	$14.71	$17.64
Shares outstanding in the Separate Account	11,345	114,530	108,948	88,568	322,462	64,473	463,666

(1) Investments in mutual fund shares, at cost	$209,704	$6,439,304	$2,138,781	$2,338,679	$3,016,610	$887,936	$8,039,190

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                                      (Continued)

See accompanying notes to financial statements.

8

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
ASSETS:
Investments at fair value (1)	$3,313,218	$8,876,293	$7,033,607	$291,499	$1,395,795	$264,497	$1,780,688
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	62	406	143	6	23	67	157
Receivable from the Company	8,381	49,485	18,547	-	-	-	-
Total assets	3,321,661	8,926,184	7,052,297	291,505	1,395,818	264,564	1,780,845

LIABILITIES:
Payable to the Contracts	62	406	143	6	23	67	157
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	5	322	1	3
Total liabilities	62	406	143	11	345	68	160

NET ASSETS	$3,321,599	$8,925,778	$7,052,154	$291,494	$1,395,473	$264,496	$1,780,685

ANALYSIS OF NET ASSETS
Accumulation period	$3,304,718	$8,597,590	$6,420,564	$291,494	$1,342,889	$264,496	$1,780,685
Annuity period	16,881	328,188	631,590	-	52,584	-	-
Total net assets	$3,321,599	$8,925,778	$7,052,154	$291,494	$1,395,473	$264,496	$1,780,685

Fair value per share (NAV)	$20.34	$33.67	$39.78	$48.00	$48.10	$23.80	$28.20
Shares outstanding in the Separate Account	162,892	263,626	176,813	6,073	29,019	11,113	63,145

(1) Investments in mutual fund shares, at cost	$2,994,285	$9,195,781	$5,277,760	$280,695	$1,229,583	$261,964	$2,088,176

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

9

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A
ASSETS:
Investments at fair value (1)	$303,073	$8,953,993	$23,780,950	$1,574,833	$2,748,884	$34,361,855	$15,225,899
Receivable from the Contracts	-	-	-	-	4,539	-	-
Receivable from the fund manager	5	170	496	32	-	843	92,850
Receivable from the Company	-	24,856	27,676	3,385	-	148,750	-
Total assets	303,078	8,979,019	23,809,122	1,578,250	2,753,423	34,511,448	15,318,749

LIABILITIES:
Payable to the Contracts	5	170	496	32	-	843	92,850
Payable to the fund manager	-	-	-	-	4,539	-	-
Payable to the Company	4	-	-	-	1	-	5,959
Total liabilities	9	170	496	32	4,540	843	98,809

NET ASSETS	$303,069	$8,978,849	$23,808,626	$1,578,218	$2,748,883	$34,510,605	$15,219,940

ANALYSIS OF NET ASSETS
Accumulation period	$303,069	$8,839,409	$23,259,909	$1,530,658	$2,748,883	$33,547,141	$15,025,687
Annuity period	-	139,440	548,717	47,560	-	963,464	194,253
Total net assets	$303,069	$8,978,849	$23,808,626	$1,578,218	$2,748,883	$34,510,605	$15,219,940

Fair value per share (NAV)	$13.13	$54.67	$33.97	$12.44	$22.28	$42.96	$14.05
Shares outstanding in the Separate Account	23,082	163,783	700,057	126,594	123,379	799,857	1,083,694

(1) Investments in mutual fund shares, at cost	$267,595	$5,977,906	$17,176,013	$1,552,743	$2,758,198	$27,394,436	$12,316,048

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

10

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$5,348,776	$1,216,637	$28,999,488	$1,318,985	$2,840,521	$252,185	$9,096,515
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	107	23	4,135	25	56	4	148
Receivable from the Company	5,503	-	151,269	1,135	-	-	6
Total assets	5,354,386	1,216,660	29,154,892	1,320,145	2,840,577	252,189	9,096,669

LIABILITIES:
Payable to the Contracts	107	23	4,134	25	56	4	148
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	4	-	-	411	-	-
Total liabilities	107	27	4,134	25	467	4	148

NET ASSETS	$5,354,279	$1,216,633	$29,150,758	$1,320,120	$2,840,110	$252,185	$9,096,521

ANALYSIS OF NET ASSETS
Accumulation period	$5,290,453	$1,216,633	$28,011,868	$1,068,049	$2,799,226	$252,185	$9,096,521
Annuity period	63,826	-	1,138,890	252,071	40,884	-	-
Total net assets	$5,354,279	$1,216,633	$29,150,758	$1,320,120	$2,840,110	$252,185	$9,096,521

Fair value per share (NAV)	$18.82	$11.57	$15.02	$14.19	$14.09	$6.04	$13.02
Shares outstanding in the Separate Account	284,207	105,154	1,930,725	92,952	201,598	41,752	698,657

(1) Investments in mutual fund shares, at cost	$4,184,055	$1,089,368	$27,425,258	$1,281,767	$2,663,863	$241,480	$9,702,103

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

   (Continued)

See accompanying notes to financial statements.

11

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$3,327,374	$4,888,622	$593,410	$47,637	$420,761	$629,805	$742,651
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	3,846	1,418	10	1	7	11	12
Receivable from the Company	-	1	-	1	-	1	-
Total assets	3,331,220	4,890,041	593,420	47,639	420,768	629,817	742,663

LIABILITIES:
Payable to the Contracts	3,846	1,418	10	1	7	11	12
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	100	-	-	-	-	-	-
Total liabilities	3,946	1,418	10	1	7	11	12

NET ASSETS	$3,327,274	$4,888,623	$593,410	$47,638	$420,761	$629,806	$742,651

ANALYSIS OF NET ASSETS
Accumulation period	$3,233,624	$4,888,623	$593,410	$47,638	$420,761	$629,806	$742,651
Annuity period	93,650	-	-	-	-	-	-
Total net assets	$3,327,274	$4,888,623	$593,410	$47,638	$420,761	$629,806	$742,651

Fair value per share (NAV)	$7.76	$15.76	$15.87	$13.76	$10.84	$14.69	$11.35
Shares outstanding in the Separate Account	428,785	310,192	37,392	3,462	38,816	42,873	65,432

(1) Investments in mutual fund shares, at cost	$3,293,202	$3,949,547	$512,024	$46,049	$415,075	$620,647	$766,537

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

12

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class
ASSETS:
Investments at fair value (1)	$249,275	$39,129	$149,718	$85,913	$142,971	$95,872	$992,000
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	4	1	3	1	2	2	18
Receivable from the Company	-	1	-	-	-	-	-
Total assets	249,279	39,131	149,721	85,914	142,973	95,874	992,018

LIABILITIES:
Payable to the Contracts	4	1	3	1	2	2	18
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	-	1	-	-	2	6
Total liabilities	5	1	4	1	2	4	24

NET ASSETS	$249,274	$39,130	$149,717	$85,913	$142,971	$95,870	$991,994

ANALYSIS OF NET ASSETS
Accumulation period	$249,274	$39,130	$149,717	$85,913	$142,971	$95,870	$991,994
Annuity period	-	-	-	-	-	-	-
Total net assets	$249,274	$39,130	$149,717	$85,913	$142,971	$95,870	$991,994

Fair value per share (NAV)	$15.11	$11.71	$15.76	$12.52	$20.88	$11.81	$14.07
Shares outstanding in the Separate Account	16,497	3,342	9,500	6,862	6,847	8,118	70,505

(1) Investments in mutual fund shares, at cost	$245,978	$36,802	$121,566	$76,369	$109,834	$83,442	$1,030,917

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

13

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
ASSETS:
Investments at fair value (1)	$9,553,933	$4,122,596	$4,542,585	$7,575,340	$317,670	$152,554,373	$1,033,834
Receivable from the Contracts	-	-	-	45,816	-	-	-
Receivable from the fund manager	9,178	71	3,869	-	6	378,370	18
Receivable from the Company	-	-	3	13,421	1	1,063	9
Total assets	9,563,111	4,122,667	4,546,457	7,634,577	317,677	152,933,806	1,033,861

LIABILITIES:
Payable to the Contracts	9,178	71	3,869	-	6	378,370	18
Payable to the fund manager	-	-	-	45,816	-	-	-
Payable to the Company	34,135	1	-	-	-	-	-
Total liabilities	43,313	72	3,869	45,816	6	378,370	18

NET ASSETS	$9,519,798	$4,122,595	$4,542,588	$7,588,761	$317,671	$152,555,436	$1,033,843

ANALYSIS OF NET ASSETS
Accumulation period	$9,153,656	$4,122,595	$4,542,588	$7,392,205	$317,671	$152,442,708	$1,033,843
Annuity period	366,142	-	-	196,556	-	112,728	-
Total net assets	$9,519,798	$4,122,595	$4,542,588	$7,588,761	$317,671	$152,555,436	$1,033,843

Fair value per share (NAV)	$6.56	$7.46	$8.38	$13.54	$12.22	$13.98	$39.82
Shares outstanding in the Separate Account	1,456,392	552,627	542,075	559,479	25,996	10,912,330	25,963

(1) Investments in mutual fund shares, at cost	$9,587,920	$3,955,766	$4,613,771	$7,586,365	$316,006	$143,761,958	$926,760

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

14

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I
ASSETS:
Investments at fair value (1)	$1,965,814	$19,092,867	$1,817,269	$4,121,232	$6,779,489	$4,501,808	$10,890,836
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	32	377	76	77	8,633	106	32,265
Receivable from the Company	-	124,775	14,660	12,321	660	47,162	52,214
Total assets	1,965,846	19,218,019	1,832,005	4,133,630	6,788,782	4,549,076	10,975,315

LIABILITIES:
Payable to the Contracts	32	377	76	77	8,633	106	32,265
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	3	-	-	-	-	-	-
Total liabilities	35	377	76	77	8,633	106	32,265

NET ASSETS	$1,965,811	$19,217,642	$1,831,929	$4,133,553	$6,780,149	$4,548,970	$10,943,050

ANALYSIS OF NET ASSETS
Accumulation period	$1,965,811	$17,905,247	$1,775,208	$4,013,743	$6,753,637	$4,347,234	$10,577,950
Annuity period	-	1,312,395	56,721	119,811	26,512	201,736	365,100
Total net assets	$1,965,811	$19,217,642	$1,831,929	$4,133,553	$6,780,149	$4,548,970	$10,943,050

Fair value per share (NAV)	$38.14	$9.31	$10.40	$13.87	$21.42	$36.03	$36.11
Shares outstanding in the Separate Account	51,542	2,050,791	174,737	297,133	316,503	124,946	301,602

(1) Investments in mutual fund shares, at cost	$1,776,344	$20,698,586	$1,733,618	$4,032,485	$6,290,660	$3,697,047	$10,589,120

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

15

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. International Growth Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Invesco V.I. Small Cap Equity Fund, Series I
ASSETS:
Investments at fair value (1)	$32,767,266	$9,628,156	$3,681,855	$9,568,959	$1,737,927	$2,226,008	$2,677,226
Receivable from the Contracts	-	-	2,429	-	-	-	-
Receivable from the fund manager	45,423	565	-	178	44,695	169	52
Receivable from the Company	166,667	29,844	20,513	-	-	-	1,584
Total assets	32,979,356	9,658,565	3,704,797	9,569,137	1,782,622	2,226,177	2,678,862

LIABILITIES:
Payable to the Contracts	45,423	565	-	178	44,695	169	52
Payable to the fund manager	-	-	2,429	-	-	-	-
Payable to the Company	-	-	-	3,227	67	298	-
Total liabilities	45,423	565	2,429	3,405	44,762	467	52

NET ASSETS	$32,933,933	$9,658,000	$3,702,368	$9,565,732	$1,737,860	$2,225,710	$2,678,810

ANALYSIS OF NET ASSETS
Accumulation period	$32,079,907	$8,811,769	$3,454,093	$9,218,055	$1,728,811	$2,223,758	$2,612,965
Annuity period	854,026	846,231	248,275	347,677	9,049	1,952	65,845
Total net assets	$32,933,933	$9,658,000	$3,702,368	$9,565,732	$1,737,860	$2,225,710	$2,678,810

Fair value per share (NAV)	$37.95	$21.33	$4.74	$1.94	$11.01	$28.54	$20.06
Shares outstanding in the Separate Account	863,433	451,390	776,763	4,932,453	157,850	77,996	133,461

(1) Investments in mutual fund shares, at cost	$32,515,318	$8,830,968	$3,880,869	$10,456,829	$1,661,088	$2,190,596	$2,474,069

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

16

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
ASSETS:
Investments at fair value (1)	$6,515,738	$16,737,212	$136,124,637	$13,019,274	$30,520,714	$19,531,820	$1,994,617
Receivable from the Contracts	-	-	-	-	14,255	-	-
Receivable from the fund manager	135	1,607	592,431	35,810	-	30,323	32
Receivable from the Company	15,970	28,692	25,988	71,531	119,392	97,627	-
Total assets	6,531,843	16,767,511	136,743,056	13,126,615	30,654,361	19,659,770	1,994,649

LIABILITIES:
Payable to the Contracts	135	1,607	592,431	35,810	-	30,324	32
Payable to the fund manager	-	-	-	-	14,255	-	-
Payable to the Company	-	-	-	-	-	-	6,337
Total liabilities	135	1,607	592,431	35,810	14,255	30,324	6,369

NET ASSETS	$6,531,708	$16,765,904	$136,150,625	$13,090,805	$30,640,106	$19,629,446	$1,988,280

ANALYSIS OF NET ASSETS
Accumulation period	$6,440,128	$16,315,002	$131,954,231	$12,738,365	$29,415,724	$19,013,446	$1,858,008
Annuity period	91,580	450,902	4,196,394	352,440	1,224,382	616,000	130,272
Total net assets	$6,531,708	$16,765,904	$136,150,625	$13,090,805	$30,640,106	$19,629,446	$1,988,280

Fair value per share (NAV)	$25.69	$55.86	$59.48	$9.93	$11.14	$79.67	$23.94
Shares outstanding in the Separate Account	253,629	299,628	2,288,578	1,311,105	2,739,741	245,159	83,317

(1) Investments in mutual fund shares, at cost	$5,171,176	$10,519,815	$91,160,273	$14,823,687	$33,571,936	$13,039,695	$1,438,246

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

17

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$16,860,336	$3,480,645	$1,928,474	$11,608,539	$14,753,586	$2,149,475	$27,983,580
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	399	81	45	272	5,288	36	75,722
Receivable from the Company	1,528	44,032	43,343	165,706	82,231	2	6,356
Total assets	16,862,263	3,524,758	1,971,862	11,774,517	14,841,105	2,149,513	28,065,658

LIABILITIES:
Payable to the Contracts	399	81	45	272	5,288	36	75,722
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	399	81	45	272	5,288	36	75,722

NET ASSETS	$16,861,864	$3,524,677	$1,971,817	$11,774,245	$14,835,817	$2,149,477	$27,989,936

ANALYSIS OF NET ASSETS
Accumulation period	$16,797,161	$3,411,966	$1,777,441	$10,916,465	$14,056,286	$2,149,477	$27,200,204
Annuity period	64,703	112,711	194,376	857,780	779,531	-	789,732
Total net assets	$16,861,864	$3,524,677	$1,971,817	$11,774,245	$14,835,817	$2,149,477	$27,989,936

Fair value per share (NAV)	$23.94	$55.82	$53.02	$64.90	$29.88	$13.26	$9.05
Shares outstanding in the Separate Account	704,275	62,355	36,373	178,868	493,761	162,102	3,093,818

(1) Investments in mutual fund shares, at cost	$12,832,913	$2,190,988	$1,515,398	$6,174,786	$10,682,072	$2,192,226	$24,540,232

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

18

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class	LVIP JPMorgan Core Bond Fund, Standard Class
ASSETS:
Investments at fair value (1)	$10,561,650	$6,782,832	$9,801,021	$19,247,830	$15,057,457	$1,031,409	$1,362,975
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	204	129	187	377	2,202	16	31,945
Receivable from the Company	14,328	10,953	28,267	65,759	170,144	-	-
Total assets	10,576,182	6,793,914	9,829,475	19,313,966	15,229,803	1,031,425	1,394,920

LIABILITIES:
Payable to the Contracts	204	129	187	377	2,202	16	31,945
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	1	-
Total liabilities	204	129	187	377	2,202	17	31,945

NET ASSETS	$10,575,978	$6,793,785	$9,829,288	$19,313,589	$15,227,601	$1,031,408	$1,362,975

ANALYSIS OF NET ASSETS
Accumulation period	$10,481,294	$6,619,532	$9,571,822	$18,792,564	$14,467,007	$1,031,408	$1,362,975
Annuity period	94,684	174,253	257,466	521,025	760,594	-	-
Total net assets	$10,575,978	$6,793,785	$9,829,288	$19,313,589	$15,227,601	$1,031,408	$1,362,975

Fair value per share (NAV)	$9.68	$12.25	$19.40	$12.92	$59.56	$25.78	$9.96
Shares outstanding in the Separate Account	1,091,080	553,927	505,337	1,489,885	252,816	40,011	136,900

(1) Investments in mutual fund shares, at cost	$9,616,864	$6,013,848	$10,416,998	$17,909,618	$14,118,404	$1,061,440	$1,387,571

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

19

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$2,908,817	$7,439,525	$158,843	$2,163,388	$39,308,136	$250,709	$593,930
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	54	210	3	36	50,309	4	10
Receivable from the Company	6,518	-	-	-	75,158	-	1
Total assets	2,915,389	7,439,735	158,846	2,163,424	39,433,603	250,713	593,941

LIABILITIES:
Payable to the Contracts	54	210	3	36	50,309	4	10
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	10,656	-	-	-	1	-
Total liabilities	54	10,866	3	36	50,309	5	10

NET ASSETS	$2,915,335	$7,428,869	$158,843	$2,163,388	$39,383,294	$250,708	$593,931

ANALYSIS OF NET ASSETS
Accumulation period	$2,892,820	$7,226,490	$158,843	$2,163,388	$38,274,808	$250,708	$593,931
Annuity period	22,515	202,379	-	-	1,108,486	-	-
Total net assets	$2,915,335	$7,428,869	$158,843	$2,163,388	$39,383,294	$250,708	$593,931

Fair value per share (NAV)	$21.95	$29.36	$31.13	$17.94	$36.15	$9.77	$10.11
Shares outstanding in the Separate Account	132,544	253,407	5,103	120,590	1,087,362	25,661	58,747

(1) Investments in mutual fund shares, at cost	$2,866,607	$6,209,166	$150,812	$1,871,565	$31,399,104	$254,902	$587,537

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

20

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Standard Class
ASSETS:
Investments at fair value (1)	$5,729,737	$553,971	$999,459	$4,582,612	$1,596,304	$200,937	$17,711,015
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	46,533	10	14	26,118	24	3	598
Receivable from the Company	22,439	13,456	-	1,532	-	-	34,797
Total assets	5,798,709	567,437	999,473	4,610,262	1,596,328	200,940	17,746,410

LIABILITIES:
Payable to the Contracts	46,533	10	14	26,118	24	3	598
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	23	-	-
Total liabilities	46,533	10	14	26,118	47	3	598

NET ASSETS	$5,752,176	$567,427	$999,459	$4,584,144	$1,596,281	$200,937	$17,745,812

ANALYSIS OF NET ASSETS
Accumulation period	$5,536,063	$550,605	$999,459	$4,484,646	$1,596,281	$200,937	$17,187,408
Annuity period	216,113	16,822	-	99,498	-	-	558,404
Total net assets	$5,752,176	$567,427	$999,459	$4,584,144	$1,596,281	$200,937	$17,745,812

Fair value per share (NAV)	$36.82	$20.81	$42.82	$40.00	$19.44	$19.35	$40.08
Shares outstanding in the Separate Account	155,615	26,620	23,341	114,565	82,114	10,384	441,892

(1) Investments in mutual fund shares, at cost	$5,212,697	$533,301	$596,584	$2,757,330	$1,319,452	$174,693	$15,859,997

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

21

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class
ASSETS:
Investments at fair value (1)	$19,967,595	$2,552,831	$875,007	$24,679,790	$57,594,213	$3,035,230	$113,518,044
Receivable from the Contracts	-	-	-	-	100,060	-	-
Receivable from the fund manager	4,415	47	13	590	-	46	86,489
Receivable from the Company	86,380	-	-	48,352	254,779	-	123,479
Total assets	20,058,390	2,552,878	875,020	24,728,732	57,949,052	3,035,276	113,728,012

LIABILITIES:
Payable to the Contracts	4,415	47	13	590	-	46	86,489
Payable to the fund manager	-	-	-	-	100,060	-	-
Payable to the Company	-	776	35	-	-	533	-
Total liabilities	4,415	823	48	590	100,060	579	86,489

NET ASSETS	$20,053,975	$2,552,055	$874,972	$24,728,142	$57,848,992	$3,034,697	$113,641,523

ANALYSIS OF NET ASSETS
Accumulation period	$19,219,691	$2,524,607	$874,972	$24,060,928	$55,944,166	$3,022,530	$110,774,596
Annuity period	834,284	27,448	-	667,214	1,904,826	12,167	2,866,927
Total net assets	$20,053,975	$2,552,055	$874,972	$24,728,142	$57,848,992	$3,034,697	$113,641,523

Fair value per share (NAV)	$19.41	$6.29	$11.42	$7.41	$9.78	$12.01	$9.45
Shares outstanding in the Separate Account	1,028,727	405,856	76,621	3,330,606	5,888,979	252,725	12,012,491

(1) Investments in mutual fund shares, at cost	$19,830,090	$2,654,170	$857,280	$24,864,517	$58,647,177	$3,071,053	$123,035,182

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

22

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA
ASSETS:
Investments at fair value (1)	$2,756,736	$4,044,047	$937,816	$2,977,113	$5,462,974	$2,835,801	$1,653,412
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	59	73	19	60	92	48	20,574
Receivable from the Company	-	2	-	17,001	1	-	2
Total assets	2,756,795	4,044,122	937,835	2,994,174	5,463,067	2,835,849	1,673,988

LIABILITIES:
Payable to the Contracts	59	73	19	60	92	48	20,574
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	50	-	2	-	-	1	-
Total liabilities	109	73	21	60	92	49	20,574

NET ASSETS	$2,756,686	$4,044,049	$937,814	$2,994,114	$5,462,975	$2,835,800	$1,653,414

ANALYSIS OF NET ASSETS
Accumulation period	$2,756,686	$4,044,049	$937,814	$2,954,544	$5,462,975	$2,835,800	$1,653,414
Annuity period	-	-	-	39,570	-	-	-
Total net assets	$2,756,686	$4,044,049	$937,814	$2,994,114	$5,462,975	$2,835,800	$1,653,414

Fair value per share (NAV)	$139.85	$23.64	$19.47	$16.81	$8.30	$20.11	$16.12
Shares outstanding in the Separate Account	19,712	171,068	48,167	177,104	658,190	141,014	102,569

(1) Investments in mutual fund shares, at cost	$1,014,357	$3,424,093	$819,985	$2,745,931	$6,153,779	$2,301,555	$1,267,090

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

23

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio
ASSETS:
Investments at fair value (1)	$21,196,150	$3,313,530	$498,712	$2,886,124	$154,446,656	$612,463,635	$3,360,839
Receivable from the Contracts	-	-	-	-	216,653	112,345	-
Receivable from the fund manager	73,941	63	9	39,074	-	-	47
Receivable from the Company	92,831	8,477	-	2,306	275,122	1,857,416	-
Total assets	21,362,922	3,322,070	498,721	2,927,504	154,938,431	614,433,396	3,360,886

LIABILITIES:
Payable to the Contracts	73,941	63	9	39,074	-	-	47
Payable to the fund manager	-	-	-	-	216,653	112,345	-
Payable to the Company	-	-	1	-	-	-	-
Total liabilities	73,941	63	10	39,074	216,653	112,345	47

NET ASSETS	$21,288,981	$3,322,007	$498,711	$2,888,430	$154,721,778	$614,321,051	$3,360,839

ANALYSIS OF NET ASSETS
Accumulation period	$20,661,628	$3,235,140	$498,711	$2,844,832	$144,464,358	$593,503,410	$3,360,839
Annuity period	627,353	86,867	-	43,598	10,257,420	20,817,641	-
Total net assets	$21,288,981	$3,322,007	$498,711	$2,888,430	$154,721,778	$614,321,051	$3,360,839

Fair value per share (NAV)	$35.69	$6.20	$11.10	$9.20	$1.00	$100.71	$15.40
Shares outstanding in the Separate Account	593,896	534,440	44,929	313,709	154,446,656	6,081,458	218,236

(1) Investments in mutual fund shares, at cost	$16,962,613	$3,636,475	$520,171	$2,920,560	$154,446,657	$306,308,695	$2,867,972

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

24

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Portfolio
ASSETS:
Investments at fair value (1)	$6,747,835	$1,986,968	$1,662,196	$2,578,468	$7,364,365	$5,663,821	$1,405,380
Receivable from the Contracts	-	-	-	-	-	41,176	-
Receivable from the fund manager	1,786	28	24	51	138	-	26
Receivable from the Company	-	1	-	-	1,331	-	7,264
Total assets	6,749,621	1,986,997	1,662,220	2,578,519	7,365,834	5,704,997	1,412,670

LIABILITIES:
Payable to the Contracts	1,786	28	24	51	138	-	26
Payable to the fund manager	-	-	-	-	-	41,176	-
Payable to the Company	7	-	2,334	4,817	-	222	-
Total liabilities	1,793	28	2,358	4,868	138	41,398	26

NET ASSETS	$6,747,828	$1,986,969	$1,659,862	$2,573,651	$7,365,696	$5,663,599	$1,412,644

ANALYSIS OF NET ASSETS
Accumulation period	$6,747,828	$1,986,969	$1,611,852	$2,552,048	$7,317,665	$5,532,050	$1,380,023
Annuity period	-	-	48,010	21,603	48,031	131,549	32,621
Total net assets	$6,747,828	$1,986,969	$1,659,862	$2,573,651	$7,365,696	$5,663,599	$1,412,644

Fair value per share (NAV)	$18.59	$21.72	$58.47	$54.03	$16.22	$13.17	$25.04
Shares outstanding in the Separate Account	362,982	91,481	28,428	47,723	454,030	430,055	56,125

(1) Investments in mutual fund shares, at cost	$5,277,382	$1,781,946	$1,489,199	$2,421,940	$6,351,858	$6,056,477	$929,941

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

25

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Touchstone Bond Fund, Class I	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC	Touchstone Small Company Fund, Class I	VanEck VIP Emerging Markets Bond Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	Vanguard VIF Capital Growth Portfolio
ASSETS:
Investments at fair value (1)	$6,825,872	$12,578,360	$6,336,137	$5,894,467	$2,939,787	$3,414,771	$7,212,470
Receivable from the Contracts	-	-	-	18,849	-	-	5,518
Receivable from the fund manager	127	258	116	-	61	105,145	-
Receivable from the Company	2,095	-	9,249	45,944	13,061	26,405	-
Total assets	6,828,094	12,578,618	6,345,502	5,959,260	2,952,909	3,546,321	7,217,988

LIABILITIES:
Payable to the Contracts	127	258	116	-	61	105,145	-
Payable to the fund manager	-	-	-	18,849	-	-	5,518
Payable to the Company	-	328	-	-	-	-	5,273
Total liabilities	127	586	116	18,849	61	105,145	10,791

NET ASSETS	$6,827,967	$12,578,032	$6,345,386	$5,940,411	$2,952,848	$3,441,176	$7,207,197

ANALYSIS OF NET ASSETS
Accumulation period	$6,599,600	$12,342,603	$6,291,581	$5,759,146	$2,865,691	$3,215,021	$7,097,645
Annuity period	228,367	235,429	53,805	181,265	87,157	226,155	109,552
Total net assets	$6,827,967	$12,578,032	$6,345,386	$5,940,411	$2,952,848	$3,441,176	$7,207,197

Fair value per share (NAV)	$8.76	$12.91	$12.77	$14.18	$8.18	$31.97	$61.82
Shares outstanding in the Separate Account	779,209	974,311	496,174	415,689	359,387	106,812	116,669

(1) Investments in mutual fund shares, at cost	$7,149,871	$10,296,392	$5,102,879	$5,831,002	$2,853,474	$3,049,352	$5,014,954

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

26

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio	Victory Pioneer Bond VCT Portfolio, Class I	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II
ASSETS:
Investments at fair value (1)	$6,482,885	$12,261,081	$3,582,283	$2,706,974	$1,887,928	$5,969,183	$1,615,407
Receivable from the Contracts	-	9,116	1,619	-	-	15,649	-
Receivable from the fund manager	96	-	-	40	28	-	35
Receivable from the Company	-	-	-	-	-	31,659	8,064
Total assets	6,482,981	12,270,197	3,583,902	2,707,014	1,887,956	6,016,491	1,623,506

LIABILITIES:
Payable to the Contracts	96	-	-	40	28	-	35
Payable to the fund manager	-	9,116	1,619	-	-	15,649	-
Payable to the Company	1,108	4,603	487	151	28	-	-
Total liabilities	1,204	13,719	2,106	191	56	15,649	35

NET ASSETS	$6,481,777	$12,256,478	$3,581,796	$2,706,823	$1,887,900	$6,000,842	$1,623,471

ANALYSIS OF NET ASSETS
Accumulation period	$6,458,086	$12,163,850	$3,572,591	$2,703,694	$1,887,900	$5,561,394	$1,608,488
Annuity period	23,691	92,628	9,205	3,129	-	439,448	14,983
Total net assets	$6,481,777	$12,256,478	$3,581,796	$2,706,823	$1,887,900	$6,000,842	$1,623,471

Fair value per share (NAV)	$17.47	$27.96	$11.57	$19.07	$9.77	$19.65	$11.19
Shares outstanding in the Separate Account	371,087	438,522	309,618	141,949	193,237	303,775	144,362

(1) Investments in mutual fund shares, at cost	$5,426,921	$10,207,883	$3,663,996	$2,856,596	$1,881,254	$5,059,190	$1,555,126

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

27

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

SUBACCOUNTS
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
ASSETS:
Investments at fair value (1)	$7,187,614
Receivable from the Contracts	-
Receivable from the fund manager	153
Receivable from the Company	756
Total assets	7,188,523

LIABILITIES:
Payable to the Contracts	153
Payable to the fund manager	-
Payable to the Company	-
Total liabilities	153

NET ASSETS	$7,188,370

ANALYSIS OF NET ASSETS
Accumulation period	$7,184,314
Annuity period	4,056
Total net assets	$7,188,370

Fair value per share (NAV)	$29.33
Shares outstanding in the Separate Account	245,060

(1) Investments in mutual fund shares, at cost	$6,322,495

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

28

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INVESTMENT INCOME:
Dividend income	$27,484	$34,811	$-	$131,270	$32,134	$-	$-

EXPENSES:
Mortality and expense risk	23,720	9,955	142,814	79,588	7,876	51,751	334,983
Investment advisory expenses	-	-	12,206	189	-	5,779	428
Total expenses	23,720	9,955	155,020	79,777	7,876	57,530	335,411

NET INVESTMENT INCOME (LOSS)	3,764	24,856	(155,020)	51,493	24,258	(57,530)	(335,411)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(83,964)	44,410	579,960	250,196	34,308	1,309,125	1,787,074
Capital gain distributions	355,595	-	1,850,082	956,468	116,087	1,418,595	5,119,060

Net realized gain (loss) on investments	271,631	44,410	2,430,042	1,206,664	150,395	2,727,720	6,906,134

Change in net unrealized appreciation (depreciation) on investments	(224,502)	390,527	238,765	(166,227)	(10,956)	(347,909)	4,422,978

Net realized and unrealized gain (loss) on investments	47,129	434,937	2,668,807	1,040,437	139,439	2,379,811	11,329,112

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,893	$459,793	$2,513,787	$1,091,930	$163,697	$2,322,281	$10,993,701

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

29

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$3,008	$9,720	$10,623	$36,556

EXPENSES:
Mortality and expense risk	33,159	13,748	48,769	41,481	1,632	1,974	11,948
Investment advisory expenses	-	-	2,599	-	147	30	1,335
Total expenses	33,159	13,748	51,368	41,481	1,779	2,004	13,283

NET INVESTMENT INCOME (LOSS)	(33,159)	(13,748)	(51,368)	(38,473)	7,941	8,619	23,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(308,086)	62,797	(6,348)	10,478	(24,792)	5,253	36,851
Capital gain distributions	-	462,694	49,848	605,996	2,155	-	271,164

Net realized gain (loss) on investments	(308,086)	525,491	43,500	616,474	(22,637)	5,253	308,015

Change in net unrealized appreciation (depreciation) on investments	963,022	(235,571)	265,765	(245,251)	(8,786)	14,350	104,715

Net realized and unrealized gain (loss) on investments	654,936	289,920	309,265	371,223	(31,423)	19,603	412,730

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$621,777	$276,172	$257,897	$332,750	$(23,482)	$28,222	$436,003

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

30

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I
INVESTMENT INCOME:
Dividend income	$723	$50,989	$29,265	$29,521	$125,327	$20,040	$266,581

EXPENSES:
Mortality and expense risk	1,256	44,299	12,067	15,671	14,915	4,945	49,413
Investment advisory expenses	1,629	3,201	2,342	1,982	3,907	361	1,399
Total expenses	2,885	47,500	14,409	17,653	18,822	5,306	50,812

NET INVESTMENT INCOME (LOSS)	(2,162)	3,489	14,856	11,868	106,505	14,734	215,769

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,957)	244,947	(8,533)	54,251	(26,464)	13,769	33,828
Capital gain distributions	4,581	1,169,971	-	104,381	-	35,038	613,827

Net realized gain (loss) on investments	(3,376)	1,414,918	(8,533)	158,632	(26,464)	48,807	647,655

Change in net unrealized appreciation (depreciation) on investments	31,640	(318,006)	489,363	453,922	95,327	57,556	476,301

Net realized and unrealized gain (loss) on investments	28,264	1,096,912	480,830	612,554	68,863	106,363	1,123,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,102	$1,100,401	$495,686	$624,422	$175,368	$121,097	$1,339,725

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

31

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$21,541	$33,081	$29,500	$1,778	$-	$742	$-

EXPENSES:
Mortality and expense risk	21,510	67,755	48,033	1,871	9,214	1,836	10,311
Investment advisory expenses	-	-	549	-	500	-	251
Total expenses	21,510	67,755	48,582	1,871	9,714	1,836	10,562

NET INVESTMENT INCOME (LOSS)	31	(34,674)	(19,082)	(93)	(9,714)	(1,094)	(10,562)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,695	(395,316)	56,319	(28)	113,930	(893)	(37,162)
Capital gain distributions	280,018	1,368,201	510,116	-	95,794	16,825	124,352

Net realized gain (loss) on investments	291,713	972,885	566,435	(28)	209,724	15,932	87,190

Change in net unrealized appreciation (depreciation) on investments	(2,515)	(120,166)	431,189	27,526	(85,083)	(4,007)	78,098

Net realized and unrealized gain (loss) on investments	289,198	852,719	997,624	27,498	124,641	11,925	165,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$289,229	$818,045	$978,542	$27,405	$114,927	$10,831	$154,726

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

32

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A
INVESTMENT INCOME:
Dividend income	$171	$-	$-	$15,711	$47,675	$17,256	$116,444

EXPENSES:
Mortality and expense risk	1,582	58,313	163,920	12,050	13,042	253,569	104,803
Investment advisory expenses	-	1,144	51	334	6,060	6,862	4,891
Total expenses	1,582	59,457	163,971	12,384	19,102	260,431	109,694

NET INVESTMENT INCOME (LOSS)	(1,411)	(59,457)	(163,971)	3,327	28,573	(243,175)	6,750

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(16,564)	827,547	978,208	31,535	11,025	2,031,743	337,163
Capital gain distributions	-	-	2,221,952	270,527	215,688	4,024,387	1,503,626

Net realized gain (loss) on investments	(16,564)	827,547	3,200,160	302,062	226,713	6,056,130	1,840,789

Change in net unrealized appreciation (depreciation) on investments	90,498	462,190	2,985,516	(88,665)	(50,247)	(2,047,057)	250,649

Net realized and unrealized gain (loss) on investments	73,934	1,289,737	6,185,676	213,397	176,466	4,009,073	2,091,438

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,523	$1,230,280	$6,021,705	$216,724	$205,039	$3,765,898	$2,098,188

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

33

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$65,815	$12,937	$384,578	$-	$26,148	$4,514	$245,725

EXPENSES:
Mortality and expense risk	35,340	7,535	191,279	8,856	18,977	1,788	51,411
Investment advisory expenses	1,167	-	8,275	698	69	-	4,730
Total expenses	36,507	7,535	199,554	9,554	19,046	1,788	56,141

NET INVESTMENT INCOME (LOSS)	29,308	5,402	185,024	(9,554)	7,102	2,726	189,584

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	70,911	(13,426)	(981,017)	(46,273)	(42,491)	27,302	(89,373)
Capital gain distributions	426,742	63,827	1,642,368	96,267	295,365	17,043	-

Net realized gain (loss) on investments	497,653	50,401	661,351	49,994	252,874	44,345	(89,373)

Change in net unrealized appreciation (depreciation) on investments	229,236	139,595	2,296,769	49,117	153,832	16,907	392,912

Net realized and unrealized gain (loss) on investments	726,889	189,996	2,958,120	99,111	406,706	61,252	303,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$756,197	$195,398	$3,143,144	$89,557	$413,808	$63,978	$493,123

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

34

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$85,964	$105,358	$8,610	$1,180	$10,995	$14,385	$18,273

EXPENSES:
Mortality and expense risk	21,118	24,675	2,739	250	3,385	3,661	3,918
Investment advisory expenses	2,584	4,510	19	-	-	-	-
Total expenses	23,702	29,185	2,758	250	3,385	3,661	3,918

NET INVESTMENT INCOME (LOSS)	62,262	76,173	5,852	930	7,610	10,724	14,355

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(42,651)	57,359	12,288	(24)	(2,286)	(156)	(7,764)
Capital gain distributions	25,408	52,896	24,812	510	7,047	11,335	13,036

Net realized gain (loss) on investments	(17,243)	110,255	37,100	486	4,761	11,179	5,272

Change in net unrealized appreciation (depreciation) on investments	191,577	902,527	104,756	2,871	36,801	40,616	62,185

Net realized and unrealized gain (loss) on investments	174,334	1,012,782	141,856	3,357	41,562	51,795	67,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$236,596	$1,088,955	$147,708	$4,287	$49,172	$62,519	$81,812

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

35

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$4,735	$834	$2,446	$1,670	$1,395	$1,802	$41,825

EXPENSES:
Mortality and expense risk	1,404	201	859	387	803	572	6,232
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,404	201	859	387	803	572	6,232

NET INVESTMENT INCOME (LOSS)	3,331	633	1,587	1,283	592	1,230	35,593

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7	10	173	34	192	68	(4,310)
Capital gain distributions	5,174	780	4,119	2,518	2,833	4,819	15,406

Net realized gain (loss) on investments	5,181	790	4,292	2,552	3,025	4,887	11,096

Change in net unrealized appreciation (depreciation) on investments	20,169	2,785	14,759	8,450	17,146	7,961	24,017

Net realized and unrealized gain (loss) on investments	25,350	3,575	19,051	11,002	20,171	12,848	35,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,681	$4,208	$20,638	$12,285	$20,763	$14,078	$70,706

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

36

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$211,316	$83,288	$103,418	$239,625	$4,984	$4,080,744	$-

EXPENSES:
Mortality and expense risk	63,246	24,858	27,689	44,126	2,144	992,076	6,350
Investment advisory expenses	-	-	2,631	5,581	-	15,618	-
Total expenses	63,246	24,858	30,320	49,707	2,144	1,007,694	6,350

NET INVESTMENT INCOME (LOSS)	148,070	58,430	73,098	189,918	2,840	3,073,050	(6,350)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,097	4,312	2,341	(712)	1,615	814,083	1,933
Capital gain distributions	507,358	151,074	127,928	-	1,491	1,599,094	4,954

Net realized gain (loss) on investments	529,455	155,386	130,269	(712)	3,106	2,413,177	6,887

Change in net unrealized appreciation (depreciation) on investments	376,601	274,682	195,632	305,922	1,784	11,940,077	33,228

Net realized and unrealized gain (loss) on investments	906,056	430,068	325,901	305,210	4,890	14,353,254	40,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,054,126	$488,498	$398,999	$495,128	$7,730	$17,426,304	$33,765

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

37

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$747,217	$54,850	$42,745	$-	$110,252	$27,863

EXPENSES:
Mortality and expense risk	11,257	137,189	15,789	27,075	73	45,053	36,737
Investment advisory expenses	1,792	20,802	-	630	-	5,303	-
Total expenses	13,049	157,991	15,789	27,705	73	50,356	36,737

NET INVESTMENT INCOME (LOSS)	(13,049)	589,226	39,061	15,040	(73)	59,896	(8,874)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,026	(727,983)	(14,943)	(51,967)	(267)	151,336	61,320
Capital gain distributions	32,680	-	33,462	333,372	-	695,177	320,753

Net realized gain (loss) on investments	40,706	(727,983)	18,519	281,405	(267)	846,513	382,073

Change in net unrealized appreciation (depreciation) on investments	20,576	1,219,829	49,500	(44,398)	481	96,521	246,799

Net realized and unrealized gain (loss) on investments	61,282	491,846	68,019	237,007	214	943,034	628,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,233	$1,081,072	$107,080	$252,047	$141	$1,002,930	$619,998

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

38

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. International Growth Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I
INVESTMENT INCOME:
Dividend income	$150,665	$-	$134,424	$253,629	$32,463	$5,741	$10,140

EXPENSES:
Mortality and expense risk	77,503	230,561	67,771	27,212	65,057	13,915	17,095
Investment advisory expenses	72	913	-	465	1,120	-	1,130
Total expenses	77,575	231,474	67,771	27,677	66,177	13,915	18,225

NET INVESTMENT INCOME (LOSS)	73,090	(231,474)	66,653	225,952	(33,714)	(8,174)	(8,085)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(36,561)	(76,052)	78,385	(14,195)	(407,805)	(45,082)	15,975
Capital gain distributions	668,714	5,868,714	710,185	-	870,642	169,371	227,578

Net realized gain (loss) on investments	632,153	5,792,662	788,570	(14,195)	462,837	124,289	243,553

Change in net unrealized appreciation (depreciation) on investments	838,457	(1,270,505)	406,748	3,008	954,352	29,524	(124,261)

Net realized and unrealized gain (loss) on investments	1,470,610	4,522,157	1,195,318	(11,187)	1,417,189	153,813	119,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,543,700	$4,290,683	$1,261,971	$214,765	$1,383,475	$145,639	$111,207

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

39

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares
INVESTMENT INCOME:
Dividend income	$-	$-	$322,442	$2,277,546	$675,871	$1,323,913	$105,401

EXPENSES:
Mortality and expense risk	18,202	42,481	99,993	948,798	80,929	211,110	139,596
Investment advisory expenses	78	176	5,825	3,815	8,144	2,580	1,369
Total expenses	18,280	42,657	105,818	952,613	89,073	213,690	140,965

NET INVESTMENT INCOME (LOSS)	(18,280)	(42,657)	216,624	1,324,933	586,798	1,110,223	(35,564)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(31,422)	95,378	273,029	6,812,467	(287,485)	(579,364)	1,375,524
Capital gain distributions	116,492	664,672	515,483	4,196,384	-	-	1,574,944

Net realized gain (loss) on investments	85,070	760,050	788,512	11,008,851	(287,485)	(579,364)	2,950,468

Change in net unrealized appreciation (depreciation) on investments	109,098	231,271	1,121,182	5,374,345	532,249	1,311,778	406,503

Net realized and unrealized gain (loss) on investments	194,168	991,321	1,909,694	16,383,196	244,764	732,414	3,356,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,888	$948,664	$2,126,318	$17,708,129	$831,562	$1,842,637	$3,321,407

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

40

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
INVESTMENT INCOME:
Dividend income	$-	$-	$45,281	$23,835	$13,521	$354,991	$93,203

EXPENSES:
Mortality and expense risk	10,679	117,871	26,807	14,804	97,422	88,025	12,680
Investment advisory expenses	3,114	825	-	434	-	2,581	3,305
Total expenses	13,793	118,696	26,807	15,238	97,422	90,606	15,985

NET INVESTMENT INCOME (LOSS)	(13,793)	(118,696)	18,474	8,597	(83,901)	264,385	77,218

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	256,052	1,841,126	56,248	33,386	1,155,358	682,830	5,065
Capital gain distributions	157,990	1,615,684	-	-	831,466	-	-

Net realized gain (loss) on investments	414,042	3,456,810	56,248	33,386	1,986,824	682,830	5,065

Change in net unrealized appreciation (depreciation) on investments	9,173	325,794	696,461	367,848	(331,493)	3,499,418	22,209

Net realized and unrealized gain (loss) on investments	423,215	3,782,604	752,709	401,234	1,655,331	4,182,248	27,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$409,422	$3,663,908	$771,183	$409,831	$1,571,430	$4,446,633	$104,492

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

41

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class
INVESTMENT INCOME:
Dividend income	$506,814	$162,812	$79,858	$154,432	$297,260	$-	$16,897

EXPENSES:
Mortality and expense risk	190,095	68,354	48,477	68,818	133,196	125,027	6,203
Investment advisory expenses	4,006	408	2,854	4,821	1,997	1,691	136
Total expenses	194,101	68,762	51,331	73,639	135,193	126,718	6,339

NET INVESTMENT INCOME (LOSS)	312,713	94,050	28,527	80,793	162,067	(126,718)	10,558

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	287,266	(49,074)	48,302	(50,863)	608,264	874,344	(13,139)
Capital gain distributions	-	-	-	799,748	1,435,071	1,885,520	110,661

Net realized gain (loss) on investments	287,266	(49,074)	48,302	748,885	2,043,335	2,759,864	97,522

Change in net unrealized appreciation (depreciation) on investments	1,688,260	1,232,783	964,827	(73,940)	454,746	(4,600,932)	23,551

Net realized and unrealized gain (loss) on investments	1,975,526	1,183,709	1,013,129	674,945	2,498,081	(1,841,068)	121,073

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,288,239	$1,277,759	$1,041,656	$755,738	$2,660,148	$(1,967,786)	$131,631

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

42

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$49,249	$17,285	$40,052	$337	$19,530	$498,900	$2,295

EXPENSES:
Mortality and expense risk	8,305	19,876	49,857	836	12,456	257,702	1,431
Investment advisory expenses	3,160	326	1,821	517	1,004	9,569	81
Total expenses	11,465	20,202	51,678	1,353	13,460	267,271	1,512

NET INVESTMENT INCOME (LOSS)	37,784	(2,917)	(11,626)	(1,016)	6,070	231,629	783

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,403)	(16,853)	127,171	147	8,791	1,898,846	(1,273)
Capital gain distributions	-	233,858	180,197	15,316	116,183	2,133,730	22,673

Net realized gain (loss) on investments	(2,403)	217,005	307,368	15,463	124,974	4,032,576	21,400

Change in net unrealized appreciation (depreciation) on investments	42,122	97,173	229,600	1,231	238,781	5,890,371	(10,671)

Net realized and unrealized gain (loss) on investments	39,719	314,178	536,968	16,694	363,755	9,922,947	10,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,503	$311,261	$525,342	$15,678	$369,825	$10,154,576	$11,512

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

43

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class
INVESTMENT INCOME:
Dividend income	$5,968	$156,596	$-	$-	$58,758	$5,916	$2,745

EXPENSES:
Mortality and expense risk	3,491	40,921	3,470	4,587	22,991	8,349	1,315
Investment advisory expenses	-	1,200	-	-	3,091	217	-
Total expenses	3,491	42,121	3,470	4,587	26,082	8,566	1,315

NET INVESTMENT INCOME (LOSS)	2,477	114,475	(3,470)	(4,587)	32,676	(2,650)	1,430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,148	45,895	5,367	12,902	134,243	10,463	6,348
Capital gain distributions	51,942	78,095	46,954	56,187	7,532	72,508	10,098

Net realized gain (loss) on investments	54,090	123,990	52,321	69,089	141,775	82,971	16,446

Change in net unrealized appreciation (depreciation) on investments	(23,683)	512,229	1,416	50,350	2,056,944	230,848	27,997

Net realized and unrealized gain (loss) on investments	30,407	636,219	53,737	119,439	2,198,719	313,819	44,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,884	$750,694	$50,267	$114,852	$2,231,395	$311,169	$45,873

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

44

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP Small Cap Value Series, Standard Class	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class
INVESTMENT INCOME:
Dividend income	$232,719	$205,554	$71,360	$56,836	$1,553,122	$2,291,971	$105,158

EXPENSES:
Mortality and expense risk	127,001	147,997	16,432	4,651	170,441	400,346	17,371
Investment advisory expenses	1,633	3,726	810	1,279	12,313	21,537	3,553
Total expenses	128,634	151,723	17,242	5,930	182,754	421,883	20,924

NET INVESTMENT INCOME (LOSS)	104,085	53,831	54,118	50,906	1,370,368	1,870,088	84,234

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	348,265	(606,547)	(178,211)	11,168	(244,434)	(728,074)	(106,506)
Capital gain distributions	1,133,390	1,462,755	-	-	-	-	-

Net realized gain (loss) on investments	1,481,655	856,208	(178,211)	11,168	(244,434)	(728,074)	(106,506)

Change in net unrealized appreciation (depreciation) on investments	(316,909)	306,745	530,185	52,629	752,148	1,592,263	248,127

Net realized and unrealized gain (loss) on investments	1,164,746	1,162,953	351,974	63,797	507,714	864,189	141,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,268,831	$1,216,784	$406,092	$114,703	$1,878,082	$2,734,277	$225,855

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

45

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Total Return Portfolio, Administrative Class	Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA
INVESTMENT INCOME:
Dividend income	$4,586,561	$-	$-	$26,343	$21,290	$-	$274,719

EXPENSES:
Mortality and expense risk	760,537	798	18,871	24,869	6,563	20,866	33,645
Investment advisory expenses	38,303	90	100	2,143	-	1,120	4,300
Total expenses	798,840	888	18,971	27,012	6,563	21,986	37,945

NET INVESTMENT INCOME (LOSS)	3,787,721	(888)	(18,971)	(669)	14,727	(21,986)	236,774

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,758,168)	29,814	131,322	42,284	1,977	(42,150)	(324,925)
Capital gain distributions	-	-	-	347,339	102,499	207,656	-

Net realized gain (loss) on investments	(2,758,168)	29,814	131,322	389,623	104,476	165,506	(324,925)

Change in net unrealized appreciation (depreciation) on investments	7,651,707	(63,123)	345,225	167,716	(5,561)	228,572	444,480

Net realized and unrealized gain (loss) on investments	4,893,539	(33,309)	476,547	557,339	98,915	394,078	119,555

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,681,260	$(34,197)	$457,576	$556,670	$113,642	$372,092	$356,329

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

46

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio
INVESTMENT INCOME:
Dividend income	$6,029	$17,099	$295,316	$260,411	$4,525	$49,661	$6,456,499

EXPENSES:
Mortality and expense risk	14,326	8,027	136,449	21,969	3,133	21,381	1,126,219
Investment advisory expenses	58	1,771	9,303	1,703	-	2,447	78,776
Total expenses	14,384	9,798	145,752	23,672	3,133	23,828	1,204,995

NET INVESTMENT INCOME (LOSS)	(8,355)	7,301	149,564	236,739	1,392	25,833	5,251,504

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	88,021	107,730	1,138,989	(99,551)	(15,945)	(18,929)	-
Capital gain distributions	158,046	10,483	1,412,647	-	43,980	198,500	1,003

Net realized gain (loss) on investments	246,067	118,213	2,551,636	(99,551)	28,035	179,571	1,003

Change in net unrealized appreciation (depreciation) on investments	446,592	275,554	892,061	111,254	(6,044)	(1,347)	-

Net realized and unrealized gain (loss) on investments	692,659	393,767	3,443,697	11,703	21,991	178,224	1,003

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$684,304	$401,068	$3,593,261	$248,442	$23,383	$204,057	$5,252,507

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

47

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$6,796,804	$81,455	$137,448	$36,042	$-	$-	$156,464

EXPENSES:
Mortality and expense risk	4,095,696	17,313	31,929	9,319	7,530	21,867	45,941
Investment advisory expenses	89,329	2,240	2,073	3,156	2,973	-	943
Total expenses	4,185,025	19,553	34,002	12,475	10,503	21,867	46,884

NET INVESTMENT INCOME (LOSS)	2,611,779	61,902	103,446	23,567	(10,503)	(21,867)	109,580

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	68,839,327	112,090	27,925	106,727	24,277	(16,892)	58,161
Capital gain distributions	-	62,318	164,122	103,651	56,156	94,701	436,882

Net realized gain (loss) on investments	68,839,327	174,408	192,047	210,378	80,433	77,809	495,043

Change in net unrealized appreciation (depreciation) on investments	21,502,504	165,399	557,940	55,883	171,714	360,660	1,059,760

Net realized and unrealized gain (loss) on investments	90,341,831	339,807	749,987	266,261	252,147	438,469	1,554,803

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,953,610	$401,709	$853,433	$289,828	$241,644	$416,602	$1,664,383

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

48

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Portfolio	Touchstone Bond Fund, Class I	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC	Touchstone Small Company Fund, Class I	VanEck VIP Emerging Markets Bond Fund, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$27,352	$274,954	$64,127	$20,895	$11,823	$146,311

EXPENSES:
Mortality and expense risk	36,846	9,102	45,984	88,758	38,637	41,965	21,737
Investment advisory expenses	1,684	-	358	1,525	329	1,852	-
Total expenses	38,530	9,102	46,342	90,283	38,966	43,817	21,737

NET INVESTMENT INCOME (LOSS)	(38,530)	18,250	228,612	(26,156)	(18,071)	(31,994)	124,574

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(349,470)	127,332	(152,316)	415,884	66,294	(89,934)	(25,848)
Capital gain distributions	-	88,791	-	1,718,791	875,402	759,287	-

Net realized gain (loss) on investments	(349,470)	216,123	(152,316)	2,134,675	941,696	669,353	(25,848)

Change in net unrealized appreciation (depreciation) on investments	1,177,593	148,617	375,057	(200,390)	3,687	(187,425)	370,919

Net realized and unrealized gain (loss) on investments	828,123	364,740	222,741	1,934,285	945,383	481,928	345,071

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$789,593	$382,990	$451,353	$1,908,129	$927,312	$449,934	$469,645

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

49

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	VanEck VIP Global Resources Fund, Class S	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio	Victory Pioneer Bond VCT Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$66,762	$65,484	$102,110	$146,009	$114,905	$12,276	$104,279

EXPENSES:
Mortality and expense risk	19,525	34,739	34,808	62,546	21,345	13,743	12,314
Investment advisory expenses	233	3,438	3,709	11,456	3,952	1,921	329
Total expenses	19,758	38,177	38,517	74,002	25,297	15,664	12,643

NET INVESTMENT INCOME (LOSS)	47,004	27,307	63,593	72,007	89,608	(3,388)	91,636

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	26,016	182,302	297,213	241,901	(357,208)	(15,200)	(27,513)
Capital gain distributions	-	281,370	533,935	581,682	73,574	174,510	-

Net realized gain (loss) on investments	26,016	463,672	831,148	823,583	(283,634)	159,310	(27,513)

Change in net unrealized appreciation (depreciation) on investments	783,288	1,249,853	95,307	335,928	310,989	(13,970)	161,693

Net realized and unrealized gain (loss) on investments	809,304	1,713,525	926,455	1,159,511	27,355	145,340	134,180

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$856,308	$1,740,832	$990,048	$1,231,518	$116,963	$141,952	$225,816

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

50

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II	Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$26,736	$30,604	$-

EXPENSES:
Mortality and expense risk	44,804	12,896	57,516
Investment advisory expenses	1,049	180	334
Total expenses	45,853	13,076	57,850

NET INVESTMENT INCOME (LOSS)	(19,117)	17,528	(57,850)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	485,782	(286,504)	(138,343)
Capital gain distributions	826,208	136,194	843,496

Net realized gain (loss) on investments	1,311,990	(150,310)	705,153

Change in net unrealized appreciation (depreciation) on investments	(59,942)	264,123	549,313

Net realized and unrealized gain (loss) on investments	1,252,048	113,813	1,254,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,232,931	$131,341	$1,196,616

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Concluded)

See accompanying notes to financial statements.

51

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,764	$24,856	$(155,020)	$51,493	$24,258	$(57,530)	$(335,411)
Net realized gain (loss) on investments	271,631	44,410	2,430,042	1,206,664	150,395	2,727,720	6,906,134
Change in net unrealized appreciation (depreciation) on investments	(224,502)	390,527	238,765	(166,227)	(10,956)	(347,909)	4,422,978

Net increase (decrease) in net assets resulting from operations	50,893	459,793	2,513,787	1,091,930	163,697	2,322,281	10,993,701

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,713	-	4,800	-	-	-	5,512
Contract owners' benefits	(371,383)	(66,242)	(3,159,571)	(758,327)	(13,384)	(251,136)	(2,469,850)
Net transfers (to) from the Company and/or Subaccounts	(73,583)	(92,593)	(788,426)	(1,446,473)	(58,846)	(17,131)	(1,346,721)

Increase (decrease) in net assets resulting from Contract transactions	(443,253)	(158,835)	(3,943,197)	(2,204,800)	(72,230)	(268,267)	(3,811,059)

Total increase (decrease) in net assets	(392,360)	300,958	(1,429,410)	(1,112,870)	91,467	2,054,014	7,182,642

NET ASSETS:
Beginning of period	3,684,419	1,187,683	21,471,641	11,970,474	1,143,809	7,332,517	40,593,324

End of period	$3,292,059	$1,488,641	$20,042,231	$10,857,604	$1,235,276	$9,386,531	$47,775,966

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

52

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(33,159)	$(13,748)	$(51,368)	$(38,473)	$7,941	$8,619	$23,273
Net realized gain (loss) on investments	(308,086)	525,491	43,500	616,474	(22,637)	5,253	308,015
Change in net unrealized appreciation (depreciation) on investments	963,022	(235,571)	265,765	(245,251)	(8,786)	14,350	104,715

Net increase (decrease) in net assets resulting from operations	621,777	276,172	257,897	332,750	(23,482)	28,222	436,003

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	960	-	-	-
Contract owners' benefits	(977,008)	(1,131,524)	(674,113)	(173,406)	(150,973)	(209,979)	(16,626)
Net transfers (to) from the Company and/or Subaccounts	(256,305)	(7,105)	(395,972)	(303,823)	28,775	204,577	(123,303)

Increase (decrease) in net assets resulting from Contract transactions	(1,233,313)	(1,138,629)	(1,070,085)	(476,269)	(122,198)	(5,402)	(139,929)

Total increase (decrease) in net assets	(611,536)	(862,457)	(812,188)	(143,519)	(145,680)	22,820	296,074

NET ASSETS:
Beginning of period	4,659,520	2,267,098	7,831,686	5,980,389	280,193	347,165	2,144,868

End of period	$4,047,984	$1,404,641	$7,019,498	$5,836,870	$134,513	$369,985	$2,440,942

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

53

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,162)	$3,489	$14,856	$11,868	$106,505	$14,734	$215,769
Net realized gain (loss) on investments	(3,376)	1,414,918	(8,533)	158,632	(26,464)	48,807	647,655
Change in net unrealized appreciation (depreciation) on investments	31,640	(318,006)	489,363	453,922	95,327	57,556	476,301

Net increase (decrease) in net assets resulting from operations	26,102	1,100,401	495,686	624,422	175,368	121,097	1,339,725

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	71,545	-	240	17,886	-	-
Contract owners' benefits	(5,636)	(57,058)	(7,520)	(41,873)	(93,813)	(21,446)	(317,189)
Net transfers (to) from the Company and/or Subaccounts	(50,269)	(1,155,597)	(9,543)	(295,767)	425,027	107,470	(131,105)

Increase (decrease) in net assets resulting from Contract transactions	(55,905)	(1,141,110)	(17,063)	(337,400)	349,100	86,024	(448,294)

Total increase (decrease) in net assets	(29,803)	(40,709)	478,623	287,022	524,468	207,121	891,431

NET ASSETS:
Beginning of period	245,805	7,458,276	1,942,190	2,549,809	2,497,003	741,279	7,287,801

End of period	$216,002	$7,417,567	$2,420,813	$2,836,831	$3,021,471	$948,400	$8,179,232

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

54

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$31	$(34,674)	$(19,082)	$(93)	$(9,714)	$(1,094)	$(10,562)
Net realized gain (loss) on investments	291,713	972,885	566,435	(28)	209,724	15,932	87,190
Change in net unrealized appreciation (depreciation) on investments	(2,515)	(120,166)	431,189	27,526	(85,083)	(4,007)	78,098

Net increase (decrease) in net assets resulting from operations	289,229	818,045	978,542	27,405	114,927	10,831	154,726

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	300	-	-	-	-	-
Contract owners' benefits	(48,731)	(981,684)	(222,887)	(3,165)	(13,077)	(17)	(80,019)
Net transfers (to) from the Company and/or Subaccounts	(36,972)	(481,013)	(191,163)	(14)	(356,194)	(83,614)	(90,896)

Increase (decrease) in net assets resulting from Contract transactions	(85,703)	(1,462,397)	(414,050)	(3,179)	(369,271)	(83,631)	(170,915)

Total increase (decrease) in net assets	203,526	(644,352)	564,492	24,226	(254,344)	(72,800)	(16,189)

NET ASSETS:
Beginning of period	3,118,073	9,570,130	6,487,662	267,268	1,649,817	337,296	1,796,874

End of period	$3,321,599	$8,925,778	$7,052,154	$291,494	$1,395,473	$264,496	$1,780,685

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

55

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,411)	$(59,457)	$(163,971)	$3,327	$28,573	$(243,175)	$6,750
Net realized gain (loss) on investments	(16,564)	827,547	3,200,160	302,062	226,713	6,056,130	1,840,789
Change in net unrealized appreciation (depreciation) on investments	90,498	462,190	2,985,516	(88,665)	(50,247)	(2,047,057)	250,649

Net increase (decrease) in net assets resulting from operations	72,523	1,230,280	6,021,705	216,724	205,039	3,765,898	2,098,188

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	600	13,053	-	2,400	13,659	1,200
Contract owners' benefits	(5,365)	(586,477)	(1,937,526)	(368,953)	(38,231)	(3,102,009)	(1,061,513)
Net transfers (to) from the Company and/or Subaccounts	(10,818)	(69,870)	(3,025,916)	(65,199)	(16,264)	(990,055)	(881,481)

Increase (decrease) in net assets resulting from Contract transactions	(16,183)	(655,747)	(4,950,389)	(434,152)	(52,095)	(4,078,405)	(1,941,794)

Total increase (decrease) in net assets	56,340	574,533	1,071,316	(217,428)	152,944	(312,507)	156,394

NET ASSETS:
Beginning of period	246,729	8,404,316	22,737,310	1,795,646	2,595,939	34,823,112	15,063,546

End of period	$303,069	$8,978,849	$23,808,626	$1,578,218	$2,748,883	$34,510,605	$15,219,940

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

56

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,308	$5,402	$185,024	$(9,554)	$7,102	$2,726	$189,584
Net realized gain (loss) on investments	497,653	50,401	661,351	49,994	252,874	44,345	(89,373)
Change in net unrealized appreciation (depreciation) on investments	229,236	139,595	2,296,769	49,117	153,832	16,907	392,912

Net increase (decrease) in net assets resulting from operations	756,197	195,398	3,143,144	89,557	413,808	63,978	493,123

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,228	-	(277,822)	-	1,020	-	122,134
Contract owners' benefits	(80,136)	(20,589)	(2,052,204)	(128,454)	(187,323)	(1,797)	(429,631)
Net transfers (to) from the Company and/or Subaccounts	(323,818)	61,125	(783,033)	(99,846)	(368,133)	(31,844)	693,906

Increase (decrease) in net assets resulting from Contract transactions	(400,726)	40,536	(3,113,059)	(228,300)	(554,436)	(33,641)	386,409

Total increase (decrease) in net assets	355,471	235,934	30,085	(138,743)	(140,628)	30,337	879,532

NET ASSETS:
Beginning of period	4,998,808	980,699	29,120,673	1,458,863	2,980,738	221,848	8,216,989

End of period	$5,354,279	$1,216,633	$29,150,758	$1,320,120	$2,840,110	$252,185	$9,096,521

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

57

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$62,262	$76,173	$5,852	$930	$7,610	$10,724	$14,355
Net realized gain (loss) on investments	(17,243)	110,255	37,100	486	4,761	11,179	5,272
Change in net unrealized appreciation (depreciation) on investments	191,577	902,527	104,756	2,871	36,801	40,616	62,185

Net increase (decrease) in net assets resulting from operations	236,596	1,088,955	147,708	4,287	49,172	62,519	81,812

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	5,498	-	-	-	-	16,219
Contract owners' benefits	(275,794)	(221,109)	(10,955)	(4,719)	(834)	-	(1,239)
Net transfers (to) from the Company and/or Subaccounts	(45,522)	673,178	103,097	-	(305,285)	(737)	(51,653)

Increase (decrease) in net assets resulting from Contract transactions	(321,316)	457,567	92,142	(4,719)	(306,119)	(737)	(36,673)

Total increase (decrease) in net assets	(84,720)	1,546,522	239,850	(432)	(256,947)	61,782	45,139

NET ASSETS:
Beginning of period	3,411,994	3,342,101	353,560	48,070	677,708	568,024	697,512

End of period	$3,327,274	$4,888,623	$593,410	$47,638	$420,761	$629,806	$742,651

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

58

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,331	$633	$1,587	$1,283	$592	$1,230	$35,593
Net realized gain (loss) on investments	5,181	790	4,292	2,552	3,025	4,887	11,096
Change in net unrealized appreciation (depreciation) on investments	20,169	2,785	14,759	8,450	17,146	7,961	24,017

Net increase (decrease) in net assets resulting from operations	28,681	4,208	20,638	12,285	20,763	14,078	70,706

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(25,656)
Net transfers (to) from the Company and/or Subaccounts	12,848	8,086	(1)	(1)	(1)	(3)	(23,522)

Increase (decrease) in net assets resulting from Contract transactions	12,848	8,086	(1)	(1)	(1)	(3)	(49,178)

Total increase (decrease) in net assets	41,529	12,294	20,637	12,284	20,762	14,075	21,528

NET ASSETS:
Beginning of period	207,745	26,836	129,080	73,629	122,209	81,795	970,466

End of period	$249,274	$39,130	$149,717	$85,913	$142,971	$95,870	$991,994

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

59

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$148,070	$58,430	$73,098	$189,918	$2,840	$3,073,050	$(6,350)
Net realized gain (loss) on investments	529,455	155,386	130,269	(712)	3,106	2,413,177	6,887
Change in net unrealized appreciation (depreciation) on investments	376,601	274,682	195,632	305,922	1,784	11,940,077	33,228

Net increase (decrease) in net assets resulting from operations	1,054,126	488,498	398,999	495,128	7,730	17,426,304	33,765

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	12,000	-	-	-	110,275	-
Contract owners' benefits	(1,455,750)	(294,395)	(67,199)	(289,705)	(1,236)	(13,945,525)	(36,709)
Net transfers (to) from the Company and/or Subaccounts	202,994	(31,257)	(203,854)	569,183	(24,640)	(4,288,253)	(10,654)

Increase (decrease) in net assets resulting from Contract transactions	(1,252,756)	(313,652)	(271,053)	279,478	(25,876)	(18,123,503)	(47,363)

Total increase (decrease) in net assets	(198,630)	174,846	127,946	774,606	(18,146)	(697,199)	(13,598)

NET ASSETS:
Beginning of period	9,718,428	3,947,749	4,414,642	6,814,155	335,817	153,252,635	1,047,441

End of period	$9,519,798	$4,122,595	$4,542,588	$7,588,761	$317,671	$152,555,436	$1,033,843

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

60

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,049)	$589,226	$39,061	$15,040	$(73)	$59,896	$(8,874)
Net realized gain (loss) on investments	40,706	(727,983)	18,519	281,405	(267)	846,513	382,073
Change in net unrealized appreciation (depreciation) on investments	20,576	1,219,829	49,500	(44,398)	481	96,521	246,799

Net increase (decrease) in net assets resulting from operations	48,233	1,081,072	107,080	252,047	141	1,002,930	619,998

CONTRACT TRANSACTIONS:
Contract owners' net payments	25,650	-	-	180	-	33	-
Contract owners' benefits	(39,430)	(1,602,641)	(155,352)	(152,635)	(2,910)	(399,254)	(335,635)
Net transfers (to) from the Company and/or Subaccounts	253,645	994,945	(169,010)	(156,039)	(56,295)	(492,173)	(58,727)

Increase (decrease) in net assets resulting from Contract transactions	239,865	(607,696)	(324,362)	(308,494)	(59,205)	(891,394)	(394,362)

Total increase (decrease) in net assets	288,098	473,376	(217,282)	(56,447)	(59,064)	111,536	225,636

NET ASSETS:
Beginning of period	1,677,713	18,744,266	2,049,211	4,190,000	59,064	6,668,613	4,323,334

End of period	$1,965,811	$19,217,642	$1,831,929	$4,133,553	$-	$6,780,149	$4,548,970

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

61

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. International Growth Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$73,090	$(231,474)	$66,653	$225,952	$(33,714)	$(8,174)	$(8,085)
Net realized gain (loss) on investments	632,153	5,792,662	788,570	(14,195)	462,837	124,289	243,553
Change in net unrealized appreciation (depreciation) on investments	838,457	(1,270,505)	406,748	3,008	954,352	29,524	(124,261)

Net increase (decrease) in net assets resulting from operations	1,543,700	4,290,683	1,261,971	214,765	1,383,475	145,639	111,207

CONTRACT TRANSACTIONS:
Contract owners' net payments	(196,894)	5,813	3,360	1,300	2,433	-	-
Contract owners' benefits	(623,823)	(2,289,144)	(524,794)	(210,673)	(945,009)	(217,262)	(45,859)
Net transfers (to) from the Company and/or Subaccounts	(279,061)	(1,102,616)	(515,288)	(134,615)	(550,468)	(39,169)	(1,283,320)

Increase (decrease) in net assets resulting from Contract transactions	(1,099,778)	(3,385,947)	(1,036,722)	(343,988)	(1,493,044)	(256,431)	(1,329,179)

Total increase (decrease) in net assets	443,922	904,736	225,249	(129,223)	(109,569)	(110,792)	(1,217,972)

NET ASSETS:
Beginning of period	10,499,128	32,029,197	9,432,751	3,831,591	9,675,301	1,848,652	3,443,682

End of period	$10,943,050	$32,933,933	$9,658,000	$3,702,368	$9,565,732	$1,737,860	$2,225,710

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

62

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(18,280)	$(42,657)	$216,624	$1,324,933	$586,798	$1,110,223	$(35,564)
Net realized gain (loss) on investments	85,070	760,050	788,512	11,008,851	(287,485)	(579,364)	2,950,468
Change in net unrealized appreciation (depreciation) on investments	109,098	231,271	1,121,182	5,374,345	532,249	1,311,778	406,503

Net increase (decrease) in net assets resulting from operations	175,888	948,664	2,126,318	17,708,129	831,562	1,842,637	3,321,407

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	500	483	4,399	-	-
Contract owners' benefits	(166,052)	(252,656)	(181,124)	(10,689,889)	(507,338)	(1,528,004)	(1,658,145)
Net transfers (to) from the Company and/or Subaccounts	130,142	396,349	(336,638)	(6,008,621)	(342,472)	1,212,467	(294,258)

Increase (decrease) in net assets resulting from Contract transactions	(35,910)	143,693	(517,262)	(16,698,027)	(845,411)	(315,537)	(1,952,403)

Total increase (decrease) in net assets	139,978	1,092,357	1,609,056	1,010,102	(13,849)	1,527,100	1,369,004

NET ASSETS:
Beginning of period	2,538,832	5,439,351	15,156,848	135,140,523	13,104,654	29,113,006	18,260,442

End of period	$2,678,810	$6,531,708	$16,765,904	$136,150,625	$13,090,805	$30,640,106	$19,629,446

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

63

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,793)	$(118,696)	$18,474	$8,597	$(83,901)	$264,385	$77,218
Net realized gain (loss) on investments	414,042	3,456,810	56,248	33,386	1,986,824	682,830	5,065
Change in net unrealized appreciation (depreciation) on investments	9,173	325,794	696,461	367,848	(331,493)	3,499,418	22,209

Net increase (decrease) in net assets resulting from operations	409,422	3,663,908	771,183	409,831	1,571,430	4,446,633	104,492

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	1,710	-	1,200	-
Contract owners' benefits	(71,531)	(1,263,746)	(25,183)	(84,773)	(2,138,466)	(992,493)	(31,796)
Net transfers (to) from the Company and/or Subaccounts	(76,440)	(4,042,076)	(130,761)	184,561	(215,632)	25,564	32,031

Increase (decrease) in net assets resulting from Contract transactions	(147,971)	(5,305,822)	(155,944)	101,498	(2,354,098)	(965,729)	235

Total increase (decrease) in net assets	261,451	(1,641,914)	615,239	511,329	(782,668)	3,480,904	104,727

NET ASSETS:
Beginning of period	1,726,829	18,503,778	2,909,438	1,460,488	12,556,913	11,354,913	2,044,750

End of period	$1,988,280	$16,861,864	$3,524,677	$1,971,817	$11,774,245	$14,835,817	$2,149,477

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

64

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$312,713	$94,050	$28,527	$80,793	$162,067	$(126,718)	$10,558
Net realized gain (loss) on investments	287,266	(49,074)	48,302	748,885	2,043,335	2,759,864	97,522
Change in net unrealized appreciation (depreciation) on investments	1,688,260	1,232,783	964,827	(73,940)	454,746	(4,600,932)	23,551

Net increase (decrease) in net assets resulting from operations	2,288,239	1,277,759	1,041,656	755,738	2,660,148	(1,967,786)	131,631

CONTRACT TRANSACTIONS:
Contract owners' net payments	96,351	-	-	621	5,343	1,260	-
Contract owners' benefits	(1,578,192)	(417,682)	(789,726)	(1,479,930)	(1,050,890)	(1,309,972)	(64,384)
Net transfers (to) from the Company and/or Subaccounts	(301,324)	(461,461)	(268,951)	(306,616)	(1,681,613)	(959,262)	(106,951)

Increase (decrease) in net assets resulting from Contract transactions	(1,783,165)	(879,143)	(1,058,677)	(1,785,925)	(2,727,160)	(2,267,974)	(171,335)

Total increase (decrease) in net assets	505,074	398,616	(17,021)	(1,030,187)	(67,012)	(4,235,760)	(39,704)

NET ASSETS:
Beginning of period	27,484,862	10,177,362	6,810,806	10,859,475	19,380,601	19,463,361	1,071,112

End of period	$27,989,936	$10,575,978	$6,793,785	$9,829,288	$19,313,589	$15,227,601	$1,031,408

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

65

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,784	$(2,917)	$(11,626)	$(1,016)	$6,070	$231,629	$783
Net realized gain (loss) on investments	(2,403)	217,005	307,368	15,463	124,974	4,032,576	21,400
Change in net unrealized appreciation (depreciation) on investments	42,122	97,173	229,600	1,231	238,781	5,890,371	(10,671)

Net increase (decrease) in net assets resulting from operations	77,503	311,261	525,342	15,678	369,825	10,154,576	11,512

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	(267,965)	-
Contract owners' benefits	(186,452)	(557,165)	(402,147)	-	(18,772)	(3,848,298)	(1,356)
Net transfers (to) from the Company and/or Subaccounts	303,194	169,716	(27,833)	2,881	31,815	104,757	(21,756)

Increase (decrease) in net assets resulting from Contract transactions	116,742	(387,449)	(429,980)	2,881	13,043	(4,011,506)	(23,112)

Total increase (decrease) in net assets	194,245	(76,188)	95,362	18,559	382,868	6,143,070	(11,600)

NET ASSETS:
Beginning of period	1,168,730	2,991,523	7,333,507	140,284	1,780,520	33,240,224	262,308

End of period	$1,362,975	$2,915,335	$7,428,869	$158,843	$2,163,388	$39,383,294	$250,708

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

66

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,477	$114,475	$(3,470)	$(4,587)	$32,676	$(2,650)	$1,430
Net realized gain (loss) on investments	54,090	123,990	52,321	69,089	141,775	82,971	16,446
Change in net unrealized appreciation (depreciation) on investments	(23,683)	512,229	1,416	50,350	2,056,944	230,848	27,997

Net increase (decrease) in net assets resulting from operations	32,884	750,694	50,267	114,852	2,231,395	311,169	45,873

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,650	4,233	-	-	-	-	-
Contract owners' benefits	(42,419)	(357,809)	(54,216)	(3,149)	(392,317)	(67,918)	(54,478)
Net transfers (to) from the Company and/or Subaccounts	(90,932)	42,802	(75,999)	(21,086)	(520,283)	(68,701)	(4,956)

Increase (decrease) in net assets resulting from Contract transactions	(125,701)	(310,774)	(130,215)	(24,235)	(912,600)	(136,619)	(59,434)

Total increase (decrease) in net assets	(92,817)	439,920	(79,948)	90,617	1,318,795	174,550	(13,561)

NET ASSETS:
Beginning of period	686,748	5,312,256	647,375	908,842	3,265,349	1,421,731	214,498

End of period	$593,931	$5,752,176	$567,427	$999,459	$4,584,144	$1,596,281	$200,937

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

67

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP Small Cap Value Series, Standard Class	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104,085	$53,831	$54,118	$50,906	$1,370,368	$1,870,088	$84,234
Net realized gain (loss) on investments	1,481,655	856,208	(178,211)	11,168	(244,434)	(728,074)	(106,506)
Change in net unrealized appreciation (depreciation) on investments	(316,909)	306,745	530,185	52,629	752,148	1,592,263	248,127

Net increase (decrease) in net assets resulting from operations	1,268,831	1,216,784	406,092	114,703	1,878,082	2,734,277	225,855

CONTRACT TRANSACTIONS:
Contract owners' net payments	500	(216,789)	-	-	7,629	112,534	74,923
Contract owners' benefits	(2,250,712)	(2,655,302)	(61,554)	(25,071)	(1,897,677)	(4,475,135)	(563,739)
Net transfers (to) from the Company and/or Subaccounts	(415,519)	(1,044,459)	(310,747)	117,315	1,878,792	1,125,474	244,849

Increase (decrease) in net assets resulting from Contract transactions	(2,665,731)	(3,916,550)	(372,301)	92,244	(11,256)	(3,237,127)	(243,967)

Total increase (decrease) in net assets	(1,396,900)	(2,699,766)	33,791	206,947	1,866,826	(502,850)	(18,112)

NET ASSETS:
Beginning of period	19,142,712	22,753,741	2,518,264	668,025	22,861,316	58,351,842	3,052,809

End of period	$17,745,812	$20,053,975	$2,552,055	$874,972	$24,728,142	$57,848,992	$3,034,697

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

68

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Total Return Portfolio, Administrative Class	Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,787,721	$(888)	$(18,971)	$(669)	$14,727	$(21,986)	$236,774
Net realized gain (loss) on investments	(2,758,168)	29,814	131,322	389,623	104,476	165,506	(324,925)
Change in net unrealized appreciation (depreciation) on investments	7,651,707	(63,123)	345,225	167,716	(5,561)	228,572	444,480

Net increase (decrease) in net assets resulting from operations	8,681,260	(34,197)	457,576	556,670	113,642	372,092	356,329

CONTRACT TRANSACTIONS:
Contract owners' net payments	(295,092)	-	-	-	-	-	4,399
Contract owners' benefits	(6,827,173)	(1,101)	(83,403)	(236,054)	(7,268)	(126,437)	(557,590)
Net transfers (to) from the Company and/or Subaccounts	2,663,970	(393,478)	381,934	(120,123)	47,107	(79,064)	257,365

Increase (decrease) in net assets resulting from Contract transactions	(4,458,295)	(394,579)	298,531	(356,177)	39,839	(205,501)	(295,826)

Total increase (decrease) in net assets	4,222,965	(428,776)	756,107	200,493	153,481	166,591	60,503

NET ASSETS:
Beginning of period	109,418,558	428,776	2,000,579	3,843,556	784,333	2,827,523	5,402,472

End of period	$113,641,523	$-	$2,756,686	$4,044,049	$937,814	$2,994,114	$5,462,975

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

69

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,355)	$7,301	$149,564	$236,739	$1,392	$25,833	$5,251,504
Net realized gain (loss) on investments	246,067	118,213	2,551,636	(99,551)	28,035	179,571	1,003
Change in net unrealized appreciation (depreciation) on investments	446,592	275,554	892,061	111,254	(6,044)	(1,347)	-

Net increase (decrease) in net assets resulting from operations	684,304	401,068	3,593,261	248,442	23,383	204,057	5,252,507

CONTRACT TRANSACTIONS:
Contract owners' net payments	960	-	11,280	-	-	-	1,738,182
Contract owners' benefits	(240,661)	(76,645)	(2,597,040)	(76,701)	-	(174,603)	(69,353,702)
Net transfers (to) from the Company and/or Subaccounts	810,014	194,322	(818,074)	302,592	(1,380)	(173,227)	50,090,776

Increase (decrease) in net assets resulting from Contract transactions	570,313	117,677	(3,403,834)	225,891	(1,380)	(347,830)	(17,524,744)

Total increase (decrease) in net assets	1,254,617	518,745	189,427	474,333	22,003	(143,773)	(12,272,237)

NET ASSETS:
Beginning of period	1,581,183	1,134,669	21,099,554	2,847,674	476,708	3,032,203	166,994,015

End of period	$2,835,800	$1,653,414	$21,288,981	$3,322,007	$498,711	$2,888,430	$154,721,778

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

70

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,611,779	$61,902	$103,446	$23,567	$(10,503)	$(21,867)	$109,580
Net realized gain (loss) on investments	68,839,327	174,408	192,047	210,378	80,433	77,809	495,043
Change in net unrealized appreciation (depreciation) on investments	21,502,504	165,399	557,940	55,883	171,714	360,660	1,059,760

Net increase (decrease) in net assets resulting from operations	92,953,610	401,709	853,433	289,828	241,644	416,602	1,664,383

CONTRACT TRANSACTIONS:
Contract owners' net payments	162,307	-	-	-	-	-	33
Contract owners' benefits	(66,451,956)	(176,606)	(89,200)	(62,122)	(80,276)	(798,403)	(364,715)
Net transfers (to) from the Company and/or Subaccounts	(19,804,694)	(590,293)	581,241	463,103	123,325	(918,192)	32,213

Increase (decrease) in net assets resulting from Contract transactions	(86,094,343)	(766,899)	492,041	400,981	43,049	(1,716,595)	(332,469)

Total increase (decrease) in net assets	6,859,267	(365,190)	1,345,474	690,809	284,693	(1,299,993)	1,331,914

NET ASSETS:
Beginning of period	607,461,784	3,726,029	5,402,354	1,296,160	1,375,169	3,873,644	6,033,782

End of period	$614,321,051	$3,360,839	$6,747,828	$1,986,969	$1,659,862	$2,573,651	$7,365,696

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

71

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Portfolio	Touchstone Bond Fund, Class I	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC	Touchstone Small Company Fund, Class I	VanEck VIP Emerging Markets Bond Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(38,530)	$18,250	$228,612	$(26,156)	$(18,071)	$(31,994)	$124,574
Net realized gain (loss) on investments	(349,470)	216,123	(152,316)	2,134,675	941,696	669,353	(25,848)
Change in net unrealized appreciation (depreciation) on investments	1,177,593	148,617	375,057	(200,390)	3,687	(187,425)	370,919

Net increase (decrease) in net assets resulting from operations	789,593	382,990	451,353	1,908,129	927,312	449,934	469,645

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	4,320	-
Contract owners' benefits	(477,405)	(187,696)	(532,929)	(226,810)	(97,859)	(387,908)	(87,014)
Net transfers (to) from the Company and/or Subaccounts	(317,581)	(130,297)	1,455,003	(941,911)	(43,594)	(608,092)	(283,159)

Increase (decrease) in net assets resulting from Contract transactions	(794,986)	(317,993)	922,074	(1,168,721)	(141,453)	(991,680)	(370,173)

Total increase (decrease) in net assets	(5,393)	64,997	1,373,427	739,408	785,859	(541,746)	99,472

NET ASSETS:
Beginning of period	5,668,992	1,347,647	5,454,540	11,838,624	5,559,527	6,482,157	2,853,376

End of period	$5,663,599	$1,412,644	$6,827,967	$12,578,032	$6,345,386	$5,940,411	$2,952,848

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

72

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	VanEck VIP Global Resources Fund, Class S	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio	Victory Pioneer Bond VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,004	$27,307	$63,593	$72,007	$89,608	$(3,388)	$91,636
Net realized gain (loss) on investments	26,016	463,672	831,148	823,583	(283,634)	159,310	(27,513)
Change in net unrealized appreciation (depreciation) on investments	783,288	1,249,853	95,307	335,928	310,989	(13,970)	161,693

Net increase (decrease) in net assets resulting from operations	856,308	1,740,832	990,048	1,231,518	116,963	141,952	225,816

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	9,364	9,831	-	-
Contract owners' benefits	(907,954)	(876,580)	(612,845)	(567,241)	(461,637)	(58,882)	(57,165)
Net transfers (to) from the Company and/or Subaccounts	746,860	264,485	(414,849)	105,501	(880,402)	(46,519)	(1,788,748)

Increase (decrease) in net assets resulting from Contract transactions	(161,094)	(612,095)	(1,027,694)	(452,376)	(1,332,208)	(105,401)	(1,845,913)

Total increase (decrease) in net assets	695,214	1,128,737	(37,646)	779,142	(1,215,245)	36,551	(1,620,097)

NET ASSETS:
Beginning of period	2,745,962	6,078,460	6,519,423	11,477,336	4,797,041	2,670,272	3,507,997

End of period	$3,441,176	$7,207,197	$6,481,777	$12,256,478	$3,581,796	$2,706,823	$1,887,900

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

73

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II	Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,117)	$17,528	$(57,850)
Net realized gain (loss) on investments	1,311,990	(150,310)	705,153
Change in net unrealized appreciation (depreciation) on investments	(59,942)	264,123	549,313

Net increase (decrease) in net assets resulting from operations	1,232,931	131,341	1,196,616

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,300	-	1,500
Contract owners' benefits	(1,341,355)	(277,452)	(1,449,340)
Net transfers (to) from the Company and/or Subaccounts	(496,272)	(118,931)	531,316

Increase (decrease) in net assets resulting from Contract transactions	(1,831,327)	(396,383)	(916,524)

Total increase (decrease) in net assets	(598,396)	(265,042)	280,092

NET ASSETS:
Beginning of period	6,599,238	1,888,513	6,908,278

End of period	$6,000,842	$1,623,471	$7,188,370

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.
(Continued)

See accompanying notes to financial statements.

74

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio , Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,212	$23,678	$(148,184)	$94,882	$(10,403)	$(7,512)	$(44,662)
Net realized gain (loss) on investments	92,100	19,912	1,699,780	719,620	(693,158)	17,739	660,349
Change in net unrealized appreciation (depreciation) on investments	225,954	14,901	3,069,117	652,898	614,499	151,984	1,656,751

Net increase (decrease) in net assets resulting from operations	322,266	58,491	4,620,713	1,467,400	(89,062)	162,211	2,272,438

CONTRACT TRANSACTIONS:
Contract owners’ net payments	145	-	3,879	-	30	-	-
Contract owners’ benefits	(39,424)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(544,428)	(188,825)	(2,987,934)	(2,780,562)	(6,780,647)	(27,293)	(250,208)

Increase (decrease) in net assets resulting from Contract transactions	(583,707)	(188,825)	(2,984,055)	(2,780,562)	(6,780,617)	(27,293)	(250,208)

Total increase (decrease) in net assets	(261,441)	(130,334)	1,636,658	(1,313,162)	(6,869,679)	134,918	2,022,230

NET ASSETS:
Beginning of period	3,945,860	1,318,017	19,834,983	13,283,636	6,869,679	1,008,891	5,310,287

End of period	$3,684,419	$1,187,683	$21,471,641	$11,970,474	$-	$1,143,809	$7,332,517

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Funds IS Capital World Bond Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(285,066)	$(34,338)	$(17,004)	$(59,517)	$(39,388)	$22,975	$5,678
Net realized gain (loss) on investments	688,803	(145,873)	31,163	(727,326)	610,759	25,534	3,032
Change in net unrealized appreciation (depreciation) on investments	11,985,003	987,604	384,807	2,043,851	202,138	1,992	(20,193)

Net increase (decrease) in net assets resulting from operations	12,388,740	807,393	398,966	1,257,008	773,509	50,501	(11,483)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,484	-	1,000	-	800	-	-
Contract owners’ benefits	(109,920)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,311,510)	(477,526)	(146,941)	(777,686)	(424,109)	(101,359)	30,983

Increase (decrease) in net assets resulting from Contract transactions	(3,411,946)	(477,526)	(145,941)	(777,686)	(423,309)	(101,359)	30,983

Total increase (decrease) in net assets	8,976,794	329,867	253,025	479,322	350,200	(50,858)	19,500

NET ASSETS:
Beginning of period	31,616,530	4,329,653	2,014,073	7,352,364	5,630,189	331,051	327,665

End of period	$40,593,324	$4,659,520	$2,267,098	$7,831,686	$5,980,389	$280,193	$347,165

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,050	$(1,283)	$21,289	$10,306	$18,029	$87,946	$11,048
Net realized gain (loss) on investments	87,693	(38,210)	604,611	(13,131)	42,414	(257,765)	63,325
Change in net unrealized appreciation (depreciation) on investments	141,701	41,022	602,571	52,470	89,894	196,125	(1,672)

Net increase (decrease) in net assets resulting from operations	255,444	1,529	1,228,471	49,645	150,337	26,306	72,701

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	10,843	-	28,400	2,711	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(66,545)	(73,058)	(1,118,498)	(96,495)	(157,192)	(604,992)	(60,961)

Increase (decrease) in net assets resulting from Contract transactions	(66,545)	(73,058)	(1,107,655)	(96,495)	(128,792)	(602,281)	(60,961)

Total increase (decrease) in net assets	188,899	(71,529)	120,816	(46,850)	21,545	(575,975)	11,740

NET ASSETS:
Beginning of period	1,955,969	317,334	7,337,460	1,989,040	2,528,264	3,072,978	729,539

End of period	$2,144,868	$245,805	$7,458,276	$1,942,190	$2,549,809	$2,497,003	$741,279

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,819	$4,500	$(33,803)	$(13,546)	$19	$(12,819)	$(231)
Net realized gain (loss) on investments	461,023	56,490	570,250	424,071	493	589,787	5,135
Change in net unrealized appreciation (depreciation) on investments	101,316	277,960	619,867	823,418	10,152	67,791	12,031

Net increase (decrease) in net assets resulting from operations	610,158	338,950	1,156,314	1,233,943	10,664	644,759	16,935

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	250	-	-	-	-
Contract owners’ benefits	-	-	-	(38,178)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,488,373)	(62,383)	(1,385,026)	(609,167)	(20,621)	(660,579)	18,798

Increase (decrease) in net assets resulting from Contract transactions	(1,488,373)	(62,383)	(1,384,776)	(647,345)	(20,621)	(660,579)	18,798

Total increase (decrease) in net assets	(878,215)	276,567	(228,462)	586,598	(9,957)	(15,820)	35,733

NET ASSETS:
Beginning of period	8,166,016	2,841,506	9,798,592	5,901,064	277,225	1,665,637	301,563

End of period	$7,287,801	$3,118,073	$9,570,130	$6,487,662	$267,268	$1,649,817	$337,296

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware VIP International Series, Standard Class	Dimensional VA US Targeted Value Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,067)	$3,416	$(52,209)	$(161,028)	$(3,744)	$4,771	$16,557
Net realized gain (loss) on investments	(99,116)	18,898	1,047,182	2,178,682	(90,223)	(10,394)	314,227
Change in net unrealized appreciation (depreciation) on investments	165,625	1,203	857,212	2,836,893	220,612	12,512	(94,748)

Net increase (decrease) in net assets resulting from operations	55,442	23,517	1,852,185	4,854,547	126,645	6,889	236,036

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	1,500	7,985	1,000	-	5,400
Contract owners’ benefits	-	-	(14,157)	-	(74,146)	-	-
Net transfers (to) from the Company and/or Subaccounts	(233,716)	(322,618)	(110,818)	(1,938,578)	(476,589)	(267,049)	(229,153)

Increase (decrease) in net assets resulting from Contract transactions	(233,716)	(322,618)	(123,475)	(1,930,593)	(549,735)	(267,049)	(223,753)

Total increase (decrease) in net assets	(178,274)	(299,101)	1,728,710	2,923,954	(423,090)	(260,160)	12,283

NET ASSETS:
Beginning of period	1,975,148	545,830	6,675,606	19,813,356	2,218,736	260,160	2,583,656

End of period	$1,796,874	$246,729	$8,404,316	$22,737,310	$1,795,646	$-	$2,595,939

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(190,353)	$10,394	$35,460	$7,614	$121,956	$(10,912)	$14,736
Net realized gain (loss) on investments	3,609,457	1,346,255	63,696	50,011	349,661	(7,961)	146,988
Change in net unrealized appreciation (depreciation) on investments	3,941,156	1,453,016	661,374	238	2,222,836	87,120	(1,249)

Net increase (decrease) in net assets resulting from operations	7,360,260	2,809,665	760,530	57,863	2,694,453	68,247	160,475

CONTRACT TRANSACTIONS:
Contract owners’ net payments	46,500	17,764	3,208	-	48,162	-	850
Contract owners’ benefits	-	(27,005)	-	-	(4,972)	(24,084)	(8,687)
Net transfers (to) from the Company and/or Subaccounts	(2,477,694)	(2,462,082)	(412,954)	(74,772)	(1,055,580)	(83,143)	(321,135)

Increase (decrease) in net assets resulting from Contract transactions	(2,431,194)	(2,471,323)	(409,746)	(74,772)	(1,012,390)	(107,227)	(328,972)

Total increase (decrease) in net assets	4,929,066	338,342	350,784	(16,909)	1,682,063	(38,980)	(168,497)

NET ASSETS:
Beginning of period	29,894,046	14,725,204	4,648,024	997,608	27,438,610	1,497,843	3,149,235

End of period	$34,823,112	$15,063,546	$4,998,808	$980,699	$29,120,673	$1,458,863	$2,980,738

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,422	$(37)	$140,554	$79,776	$44,043	$3,664	$532
Net realized gain (loss) on investments	10,582	(1,779)	(222,750)	33,796	37,373	22,708	(25,007)
Change in net unrealized appreciation (depreciation) on investments	7,242	3,290	96,370	47,493	(11,296)	(19,031)	28,079

Net increase (decrease) in net assets resulting from operations	23,246	1,474	14,174	161,065	70,120	7,341	3,604

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	2,320	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,878)	(49,413)	143,326	(409,762)	238,834	54,963	(175,085)

Increase (decrease) in net assets resulting from Contract transactions	(5,878)	(49,413)	145,646	(409,762)	238,834	54,963	(175,085)

Total increase (decrease) in net assets	17,368	(47,939)	159,820	(248,697)	308,954	62,304	(171,481)

NET ASSETS:
Beginning of period	204,480	47,939	8,057,169	3,660,691	3,033,147	291,256	219,551

End of period	$221,848	$-	$8,216,989	$3,411,994	$3,342,101	$353,560	$48,070

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,929	$10,041	$15,560	$3,080	$514	$1,650	$1,418
Net realized gain (loss) on investments	7,019	10,159	17,185	7,538	1,011	5,466	3,223
Change in net unrealized appreciation (depreciation) on investments	18,028	17,235	11,964	5,660	795	4,758	2,411

Net increase (decrease) in net assets resulting from operations	39,976	37,435	44,709	16,278	2,320	11,874	7,052

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	20,006	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(815)	(53,200)	59,663	-	1	-	1

Increase (decrease) in net assets resulting from Contract transactions	(815)	(53,200)	79,669	-	1	-	1

Total increase (decrease) in net assets	39,161	(15,765)	124,378	16,278	2,321	11,874	7,053

NET ASSETS:
Beginning of period	638,547	583,789	573,134	191,467	24,515	117,206	66,576

End of period	$677,708	$568,024	$697,512	$207,745	$26,836	$129,080	$73,629

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$743	$1,434	$64,336	$233,677	$101,178	$96,880	$194,684
Net realized gain (loss) on investments	3,704	3,100	13,259	376,666	114,878	50,917	(23,144)
Change in net unrealized appreciation (depreciation) on investments	7,079	3,021	46,260	66,853	130,063	104,112	124,578

Net increase (decrease) in net assets resulting from operations	11,526	7,555	123,855	677,196	346,119	251,909	296,118

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	12,000	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	1	(7,728)	(1,439)	(414,603)	(437,458)	379,524

Increase (decrease) in net assets resulting from Contract transactions	-	1	(7,728)	(1,439)	(402,603)	(437,458)	379,524

Total increase (decrease) in net assets	11,526	7,556	116,127	675,757	(56,484)	(185,549)	675,642

NET ASSETS:
Beginning of period	110,683	74,239	854,339	9,042,671	4,004,233	4,600,191	6,138,513

End of period	$122,209	$81,795	$970,466	$9,718,428	$3,947,749	$4,414,642	$6,814,155

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,420	$2,235,677	$(6,491)	$(11,022)	$555,875	$26,716	$8,997
Net realized gain (loss) on investments	12,813	8,932,359	14,788	127,922	(729,722)	(9,379)	91,148
Change in net unrealized appreciation (depreciation) on investments	2,320	530,468	66,451	8,656	100,171	247,042	294,236

Net increase (decrease) in net assets resulting from operations	21,553	11,698,504	74,748	125,556	(73,676)	264,379	394,381

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	107,375	-	16,740	-	-	8,348
Contract owners’ benefits	-	-	-	-	(14,357)	-	-
Net transfers (to) from the Company and/or Subaccounts	2,774	(22,738,341)	(20,066)	(349,073)	(2,244,571)	(78,829)	(383,701)

Increase (decrease) in net assets resulting from Contract transactions	2,774	(22,630,966)	(20,066)	(332,333)	(2,258,928)	(78,829)	(375,353)

Total increase (decrease) in net assets	24,327	(10,932,462)	54,682	(206,777)	(2,332,604)	185,550	19,028

NET ASSETS:
Beginning of period	311,490	164,185,097	992,759	1,884,490	21,076,870	1,863,661	4,170,972

End of period	$335,817	$153,252,635	$1,047,441	$1,677,713	$18,744,266	$2,049,211	$4,190,000

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,245	$67,943	$(5,826)	$110,315	$(237,494)	$66,041	$182,157
Net realized gain (loss) on investments	4	673,910	347,257	(2,534)	1,791,742	643,235	(23,881)
Change in net unrealized appreciation (depreciation) on investments	264	183,386	512,827	(69,240)	2,981,914	561,273	95,896

Net increase (decrease) in net assets resulting from operations	1,513	925,239	854,258	38,541	4,536,162	1,270,549	254,172

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	24,668	-	13,227	30,452	2,800	2,250
Contract owners’ benefits	-	-	-	(4,787)	(270,776)	(214,886)	(10,547)
Net transfers (to) from the Company and/or Subaccounts	-	(1,047,783)	(64,184)	(1,497,687)	(2,782,639)	(360,668)	(551,866)

Increase (decrease) in net assets resulting from Contract transactions	-	(1,023,115)	(64,184)	(1,489,247)	(3,022,963)	(572,754)	(560,163)

Total increase (decrease) in net assets	1,513	(97,876)	790,074	(1,450,706)	1,513,199	697,795	(305,991)

NET ASSETS:
Beginning of period	57,551	6,766,489	3,533,260	11,949,834	30,515,998	8,734,956	4,137,582

End of period	$59,064	$6,668,613	$4,323,334	$10,499,128	$32,029,197	$9,432,751	$3,831,591

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. International Growth Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,891)	$(5,807)	$(18,325)	$(13,587)	$(36,882)	$215,495	$1,372,290
Net realized gain (loss) on investments	453,195	26,829	128,632	47,731	238,092	1,094,496	5,186,849
Change in net unrealized appreciation (depreciation) on investments	(645,441)	207,908	96,783	320,287	1,168,223	828,793	11,292,437

Net increase (decrease) in net assets resulting from operations	(198,137)	228,930	207,090	354,431	1,369,433	2,138,784	17,851,576

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,025	-	-	-	-	1,000	(5,065)
Contract owners’ benefits	(63,155)	-	-	-	(25,272)	-	(39,078)
Net transfers (to) from the Company and/or Subaccounts	(1,066,223)	261,562	1,191,838	(47,541)	55,919	(2,806,094)	(9,873,930)

Increase (decrease) in net assets resulting from Contract transactions	(1,127,353)	261,562	1,191,838	(47,541)	30,647	(2,805,094)	(9,918,073)

Total increase (decrease) in net assets	(1,325,490)	490,492	1,398,928	306,890	1,400,080	(666,310)	7,933,503

NET ASSETS:
Beginning of period	11,000,791	1,358,160	2,044,754	2,231,942	4,039,271	15,823,158	127,207,020

End of period	$9,675,301	$1,848,652	$3,443,682	$2,538,832	$5,439,351	$15,156,848	$135,140,523

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$557,065	$1,024,321	$994	$(12,502)	$(128,400)	$15,170	$6,214
Net realized gain (loss) on investments	(339,105)	(1,018,361)	980,623	4,348	2,129,903	56,761	45,271
Change in net unrealized appreciation (depreciation) on investments	(50,702)	254,897	2,316,980	434,154	2,709,388	69,625	19,047

Net increase (decrease) in net assets resulting from operations	167,258	260,857	3,298,597	426,000	4,710,891	141,556	70,532

CONTRACT TRANSACTIONS:
Contract owners’ net payments	40,990	528	-	-	900	-	2,480
Contract owners’ benefits	(15,851)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(878,150)	(3,508,913)	456,425	(132,650)	(1,971,554)	(238,188)	(50,569)

Increase (decrease) in net assets resulting from Contract transactions	(853,011)	(3,508,385)	456,425	(132,650)	(1,970,654)	(238,188)	(48,089)

Total increase (decrease) in net assets	(685,753)	(3,247,528)	3,755,022	293,350	2,740,237	(96,632)	22,443

NET ASSETS:
Beginning of period	13,790,407	32,360,534	14,505,420	1,433,479	15,763,541	3,006,070	1,438,045

End of period	$13,104,654	$29,113,006	$18,260,442	$1,726,829	$18,503,778	$2,909,438	$1,460,488

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio, Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(93,809)	$296,195	$75,216	$362,432	$60,989	$62,758	$180,305
Net realized gain (loss) on investments	704,805	108,092	(119,345)	405,633	(87,989)	(105,837)	468,586
Change in net unrealized appreciation (depreciation) on investments	2,642,288	294,652	129,698	2,315,544	1,151,496	147,802	177,558

Net increase (decrease) in net assets resulting from operations	3,253,284	698,939	85,569	3,083,609	1,124,496	104,723	826,449

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	9,228	-	11,308	-	1,000	4,283
Contract owners’ benefits	-	(36,085)	-	-	(36,421)	(22,102)	-
Net transfers (to) from the Company and/or Subaccounts	(719,696)	(381,123)	(1,194,713)	(4,628,721)	(451,959)	(5,467)	(1,126,768)

Increase (decrease) in net assets resulting from Contract transactions	(719,696)	(407,980)	(1,194,713)	(4,617,413)	(488,380)	(26,569)	(1,122,485)

Total increase (decrease) in net assets	2,533,588	290,959	(1,109,144)	(1,533,804)	636,116	78,154	(296,036)

NET ASSETS:
Beginning of period	10,023,325	11,063,954	3,153,894	29,018,666	9,541,246	6,732,652	11,155,511

End of period	$12,556,913	$11,354,913	$2,044,750	$27,484,862	$10,177,362	$6,810,806	$10,859,475

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II Core Equity Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$426,285	$(102,756)	$14,573	$44,282	$853	$(10,666)	$(362)
Net realized gain (loss) on investments	2,012,223	825,306	37,583	32,103	12,887	556,328	5,983
Change in net unrealized appreciation (depreciation) on investments	(635,344)	158,757	16,218	(72,679)	341,366	415,106	11,564

Net increase (decrease) in net assets resulting from operations	1,803,164	881,307	68,374	3,706	355,106	960,768	17,185

CONTRACT TRANSACTIONS:
Contract owners’ net payments	43,329	(3,978)	-	-	-	24,643	-
Contract owners’ benefits	(183,213)	(96,277)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,547,760)	(1,161,766)	(42,903)	231,547	(398,893)	(650,253)	53,338

Increase (decrease) in net assets resulting from Contract transactions	(4,687,644)	(1,262,021)	(42,903)	231,547	(398,893)	(625,610)	53,338

Total increase (decrease) in net assets	(2,884,480)	(380,714)	25,471	235,253	(43,787)	335,158	70,523

NET ASSETS:
Beginning of period	22,265,081	19,844,075	1,045,641	933,477	3,035,310	6,998,349	69,761

End of period	$19,380,601	$19,463,361	$1,071,112	$1,168,730	$2,991,523	$7,333,507	$140,284

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,321	$136,414	$583	$3,672	$70,095	$45,816	$(2,349)
Net realized gain (loss) on investments	(3,875)	2,786,344	(17,350)	55,065	130,247	(404,693)	18,088
Change in net unrealized appreciation (depreciation) on investments	134,704	(651,376)	19,069	9,542	286,743	686,788	32,046

Net increase (decrease) in net assets resulting from operations	136,150	2,271,382	2,302	68,279	487,085	327,911	47,785

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	80,542	-	1,740	1,625	30	-
Contract owners’ benefits	-	(6,643)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(110,272)	(4,303,650)	(22,136)	(305,621)	(1,010,706)	(2,987,366)	(41,221)

Increase (decrease) in net assets resulting from Contract transactions	(110,272)	(4,229,751)	(22,136)	(303,881)	(1,009,081)	(2,987,336)	(41,221)

Total increase (decrease) in net assets	25,878	(1,958,369)	(19,834)	(235,602)	(521,996)	(2,659,425)	6,564

NET ASSETS:
Beginning of period	1,754,642	35,198,593	282,142	922,350	5,834,252	2,659,425	640,811

End of period	$1,780,520	$33,240,224	$262,308	$686,748	$5,312,256	$-	$647,375

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Standard Class	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,119)	$73,182	$10,391	$2,240	$119,577	$32,924	$39,177
Net realized gain (loss) on investments	42,722	(124,582)	4,003	1,204	874,410	463,801	(294,139)
Change in net unrealized appreciation (depreciation) on investments	142,611	231,760	31,718	(1,753)	895,497	1,975,390	344,670

Net increase (decrease) in net assets resulting from operations	181,214	180,360	46,112	1,691	1,889,484	2,472,115	89,708

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	1,390	65,304	-
Contract owners’ benefits	-	-	-	-	(236,394)	(47,865)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(523,035)	(202,125)	212,807	(1,541,656)	(465,942)	(146,791)

Increase (decrease) in net assets resulting from Contract transactions	(1)	(523,035)	(202,125)	212,807	(1,776,660)	(448,503)	(146,791)

Total increase (decrease) in net assets	181,213	(342,675)	(156,013)	214,498	112,824	2,023,612	(57,083)

NET ASSETS:
Beginning of period	727,629	3,608,024	1,577,744	-	19,029,888	20,730,129	2,575,347

End of period	$908,842	$3,265,349	$1,421,731	$214,498	$19,142,712	$22,753,741	$2,518,264

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,998	$1,176,794	$1,883,666	$55,330	$3,634,841	$(3,153)	$(14,990)
Net realized gain (loss) on investments	1,813	(182,972)	(625,672)	(102,746)	(2,819,330)	2,809	35,677
Change in net unrealized appreciation (depreciation) on investments	7,689	380,649	859,940	76,977	1,111,287	14,921	381,155

Net increase (decrease) in net assets resulting from operations	50,500	1,374,471	2,117,934	29,561	1,926,798	14,577	401,842

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	16,706	42,678	300	217,270	-	-
Contract owners’ benefits	-	(36,393)	(138,680)	-	(18,760)	-	-
Net transfers (to) from the Company and/or Subaccounts	(90,098)	(1,372,146)	(2,112,077)	69,241	(1,118,287)	(15,575)	(44,424)

Increase (decrease) in net assets resulting from Contract transactions	(90,098)	(1,391,833)	(2,208,079)	69,541	(919,777)	(15,575)	(44,424)

Total increase (decrease) in net assets	(39,598)	(17,362)	(90,145)	99,102	1,007,021	(998)	357,418

NET ASSETS:
Beginning of period	707,623	22,878,678	58,441,987	2,953,707	108,411,537	429,774	1,643,161

End of period	$668,025	$22,861,316	$58,351,842	$3,052,809	$109,418,558	$428,776	$2,000,579

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,093	$11,967	$(10,131)	$251,884	$29,382	$22,831	$59,496
Net realized gain (loss) on investments	366,716	7,029	315,718	(248,529)	12,918	84,532	1,667,074
Change in net unrealized appreciation (depreciation) on investments	299,407	91,526	(171,068)	92,089	(10,132)	(53,848)	1,384,555

Net increase (decrease) in net assets resulting from operations	671,216	110,522	134,519	95,444	32,168	53,515	3,111,125

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	98,572	960	-	42,620
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	661,179	(40,347)	(1,624,030)	179,327	(12,750)	(126,190)	1,041,450

Increase (decrease) in net assets resulting from Contract transactions	661,179	(40,347)	(1,624,030)	277,899	(11,790)	(126,190)	1,084,070

Total increase (decrease) in net assets	1,332,395	70,175	(1,489,511)	373,343	20,378	(72,675)	4,195,195

NET ASSETS:
Beginning of period	2,511,161	714,158	4,317,034	5,029,129	1,560,805	1,207,344	16,904,359

End of period	$3,843,556	$784,333	$2,827,523	$5,402,472	$1,581,183	$1,134,669	$21,099,554

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$161,685	$1,375	$3,303	$6,956,601	$4,246,921	$58,897	$78,996
Net realized gain (loss) on investments	(102,714)	7,978	132,594	2,886	44,314,024	56,447	24,401
Change in net unrealized appreciation (depreciation) on investments	240,224	(32,375)	(48,904)	(1,670)	75,333,620	142,684	356,316

Net increase (decrease) in net assets resulting from operations	299,195	(23,022)	86,993	6,957,817	123,894,565	258,028	459,713

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	180,213	598,717	-	-
Contract owners’ benefits	-	-	-	(31,766,015)	(1,040,190)	-	-
Net transfers (to) from the Company and/or Subaccounts	36,064	125,558	(308,332)	26,377,451	(53,541,641)	(96,344)	16,824

Increase (decrease) in net assets resulting from Contract transactions	36,064	125,558	(308,332)	(5,208,351)	(53,983,114)	(96,344)	16,824

Total increase (decrease) in net assets	335,259	102,536	(221,339)	1,749,466	69,911,451	161,684	476,537

NET ASSETS:
Beginning of period	2,512,415	374,172	3,253,542	165,244,549	537,550,333	3,564,345	4,925,817

End of period	$2,847,674	$476,708	$3,032,203	$166,994,015	$607,461,784	$3,726,029	$5,402,354

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Portfolio	Touchstone Bond Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,685	$(11,738)	$(28,459)	$111,131	$(42,327)	$27,285	$251,005
Net realized gain (loss) on investments	11,047	165,618	419,061	9,850	(238,016)	177,052	(171,320)
Change in net unrealized appreciation (depreciation) on investments	72,168	(131,292)	(366,752)	(233,584)	(500,216)	(238,878)	7,836

Net increase (decrease) in net assets resulting from operations	96,900	22,588	23,850	(112,603)	(780,559)	(34,541)	87,521

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	25	-	-	-
Contract owners’ benefits	-	-	-	(13,903)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	362,788	(179,295)	57,391	(76,824)	(374,481)	(129,254)	(1,370,469)

Increase (decrease) in net assets resulting from Contract transactions	362,788	(179,295)	57,391	(90,702)	(374,481)	(129,254)	(1,370,469)

Total increase (decrease) in net assets	459,688	(156,707)	81,241	(203,305)	(1,155,040)	(163,795)	(1,282,948)

NET ASSETS:
Beginning of period	836,472	1,531,876	3,792,403	6,237,087	6,824,032	1,511,442	6,737,488

End of period	$1,296,160	$1,375,169	$3,873,644	$6,033,782	$5,668,992	$1,347,647	$5,454,540

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC	Touchstone Small Company Fund, Class I	VanEck VIP Emerging Markets Bond Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,706)	$(12,722)	$(21,155)	$194,848	$57,355	$29,229	$63,876
Net realized gain (loss) on investments	1,203,008	594,344	209,529	(37,362)	(97,304)	355,510	535,037
Change in net unrealized appreciation (depreciation) on investments	954,149	418,927	591,285	(92,358)	(51,219)	327,275	250,693

Net increase (decrease) in net assets resulting from operations	2,143,451	1,000,549	779,659	65,128	(91,168)	712,014	849,606

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	3,600	-	24,643	27,643	3,000
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,222,897)	(528,932)	(699,923)	(232,472)	(1,243,965)	(591,893)	(577,874)

Increase (decrease) in net assets resulting from Contract transactions	(1,222,897)	(528,932)	(696,323)	(232,472)	(1,219,322)	(564,250)	(574,874)

Total increase (decrease) in net assets	920,554	471,617	83,336	(167,344)	(1,310,490)	147,764	274,732

NET ASSETS:
Beginning of period	10,918,070	5,087,910	6,398,821	3,020,720	4,056,452	5,930,696	6,244,691

End of period	$11,838,624	$5,559,527	$6,482,157	$2,853,376	$2,745,962	$6,078,460	$6,519,423

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY I SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio	Victory Pioneer Bond VCT Portfolio, Class I	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II	Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$82,786	$100,075	$(1,591)	$97,911	$(342)	$15,837	$(50,700)
Net realized gain (loss) on investments	271,360	(15,215)	(52,940)	(150,287)	652,875	41,184	(2,113)
Change in net unrealized appreciation (depreciation) on investments	1,125,902	(557)	319,568	45,934	672,364	108,491	1,297,626

Net increase (decrease) in net assets resulting from operations	1,480,048	84,303	265,037	(6,442)	1,324,897	165,512	1,244,813

CONTRACT TRANSACTIONS:
Contract owners’ net payments	29,391	4,333	-	-	5,220	-	1,500
Contract owners’ benefits	-	-	-	-	-	-	(3,791)
Net transfers (to) from the Company and/or Subaccounts	(616,731)	604,329	(277,594)	1,782,429	634,583	51,510	158,663

Increase (decrease) in net assets resulting from Contract transactions	(587,340)	608,662	(277,594)	1,782,429	639,803	51,510	156,372

Total increase (decrease) in net assets	892,708	692,965	(12,557)	1,775,987	1,964,700	217,022	1,401,185

NET ASSETS:
Beginning of period	10,584,628	4,104,076	2,682,829	1,732,010	4,634,538	1,671,491	5,507,093

End of period	$11,477,336	$4,797,041	$2,670,272	$3,507,997	$6,599,238	$1,888,513	$6,908,278

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-1 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Advisor

Schwab Choice

Schwab OneSource

Schwab Select

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 161 available Subaccount investment options, as follows:

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

AB VPS Sustainable International Thematic Portfolio, Class A(a)

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

ALPS Global Opportunity Portfolio, Class I

American Funds IS Capital World Bond Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

BNY Mellon VIF Small Cap Portfolio, Initial Shares(a)

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Delaware VIP International Series, Standard Class(a)

Dimensional VA US Targeted Value Portfolio, Institutional

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II, Primary Shares

Franklin Small Cap Value VIP Fund, Class 2

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares(a)

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. International Growth Fund, Series I(a)

Invesco V.I. Main Street Mid Cap Fund, Series I

Invesco V.I. Main Street Small Cap Fund, Series I

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Janus Henderson VIT Research Portfolio, Institutional Shares

Lazard Retirement Emerging Markets Equity Portfolio, Service Shares

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II(a)

LVIP American Century Disciplined Core Value Fund, Standard Class II(a)

LVIP American Century International Fund, Standard Class II(a)

LVIP American Century Mid Cap Value Fund, Service Class(a)

LVIP American Century Value Fund, Standard Class II(a)

LVIP Baron Growth Opportunities Fund, Service Class

LVIP BlackRock Equity Dividend Fund, Standard Class(a)

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP Nomura SMID Cap Core Fund, Standard Class(a)

MFS VIT II Core Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Initial Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Utilities Series, Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I(a)

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

Neuberger Berman AMT Quality Equity Portfolio, Class S(a)

Nomura VIP Emerging Markets Series, Standard Class(a)

Nomura VIP International Core Equity Series, Service Class(a)

Nomura VIP International Core Equity Series, Standard Class(a)

Nomura VIP Small Cap Value Series, Standard Class(a)

NVIT Mid Cap Index Fund, Class II

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Prudential Series Fund Natural Resources Portfolio, Class II(a)

Prudential Series Fund PGIM Jennison Blend Portfolio, Class II

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Putnam VT Small Cap Value Fund, Class IA

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Portfolio

Touchstone Bond Fund, Class I

Touchstone Common Stock Fund, Class I

Touchstone Common Stock Fund, Class SC

Touchstone Small Company Fund, Class I

VanEck VIP Emerging Markets Bond Fund, Initial Class

VanEck VIP Global Resources Fund, Class S

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Victory Pioneer Bond VCT Portfolio, Class I(a)

Victory Pioneer Fund VCT Portfolio, Class I(a)

Victory Pioneer Mid Cap Value VCT Portfolio, Class II(a)

Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I(a)

(a) See Subaccount Changes table below

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
AB VPS Sustainable International Thematic Portfolio, Class A	April 12, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	April 11, 2025
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	December 5, 2024

Subaccount Changes: Mergers

During 2025 and 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Standard Class	Delaware Ivy VIP International Core Equity Series, Standard Class	April 26, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024
Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	April 11, 2025

Subaccount Changes: Subaccount Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	BNY Mellon VIF Small Cap Portfolio, Initial Shares	December 31, 2025
Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. International Growth Fund, Series I	August 22, 2025
LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	December 1, 2025
LVIP Macquarie Value Fund, Standard Class	LVIP BlackRock Equity Dividend Fund, Standard Class	May 1, 2025
Macquarie VIP Emerging Markets Series, Standard Class	Nomura VIP Emerging Markets Series, Standard Class	December 1, 2025
Macquarie VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Service Class	December 1, 2025
Macquarie VIP International Core Equity Series, Standard Class	Nomura VIP International Core Equity Series, Standard Class	December 1, 2025
Macquarie VIP Small Cap Value Series, Standard Class	Nomura VIP Small Cap Value Series, Standard Class	December 1, 2025
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	Neuberger Berman AMT Quality Equity Portfolio, Class S	July 28, 2025
Pioneer Bond VCT Portfolio	Victory Pioneer Bond VCT Portfolio, Class I	March 31, 2025
Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Fund VCT Portfolio, Class I	March 31, 2025
Pioneer Mid Cap Value VCT Portfolio, Class II	Victory Pioneer Mid Cap Value VCT Portfolio, Class II	March 31, 2025
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I	March 31, 2025
Delaware Ivy VIP International Core Equity, Class II	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024
Delaware VIP Emerging Markets, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	May 1, 2024
Delaware Ivy VIP International Core Equity Series, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	May 1, 2024
Delaware VIP Small Cap Value Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	May 1, 2024
LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	May 1, 2024
LVIP Delaware Value Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	May 1, 2024

Subaccount Changes: Subaccount Reorganization

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Balanced Fund, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024
American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024
American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024
American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class A	$508,191	$586,324
AB VPS International Value Portfolio, Class A	34,811	173,392
AB VPS Large Cap Growth Portfolio, Class A	2,878,407	5,126,765
AB VPS Relative Value Portfolio, Class A	1,386,012	2,474,825
Alger Balanced Portfolio, Class I-2	148,220	80,000
Alger Capital Appreciation Portfolio, Class I-2	5,630,843	4,539,138
Alger Large Cap Growth Portfolio, Class I-2	8,168,030	7,257,526
Alger Mid Cap Growth Portfolio, Class I-2	8,307	1,274,632
Allspring VT Discovery All Cap Growth Fund, Class 2	494,053	1,186,328
Allspring VT Discovery SMID Cap Growth Fund, Class 2	194,652	1,277,426
Allspring VT Opportunity Fund, Class 2	741,946	555,411
ALPS Global Opportunity Portfolio, Class I	197,147	309,252
American Funds IS Capital World Bond Fund, Class 2	215,396	212,180
American Funds IS Global Growth Fund, Class 1	331,063	176,553
American Funds IS Global Small Capitalization Fund, Class 2	16,891	70,376
American Funds IS Growth-Income Fund, Class 4	1,664,384	1,631,483
American Funds IS International Fund, Class 2	107,854	110,059
American Funds IS New World Fund, Class 2	217,335	438,479
American Funds IS The Bond Fund of America, Class 2	719,987	264,384
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	286,209	150,412
BlackRock Global Allocation V.I. Fund, Class I	1,058,713	677,319
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	330,312	137,294
BNY Mellon VIF Appreciation Portfolio, Initial Shares	2,012,249	2,128,201
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	546,944	456,418
BNY Mellon VIF Small Cap Portfolio, Initial Shares	1,778	5,036
ClearBridge Variable Large Cap Growth Portfolio, Class I	122,138	374,515
ClearBridge Variable Mid Cap Portfolio, Class I	41,526	109,426
ClearBridge Variable Small Cap Growth Portfolio, Class I	138,378	195,501
Columbia VP Emerging Markets Fund, Class 2	1,198	18,789
Columbia VP Large Cap Growth Fund, Class 2	972,179	1,694,124
Columbia VP Seligman Global Technology Fund, Class 2	3,957,550	6,853,933
Columbia VP Small Cap Value Fund, Class 2	517,001	677,046
Dimensional VA US Targeted Value Portfolio, Institutional	361,180	169,013
DWS Capital Growth VIP, Class A	6,414,985	6,717,684
DWS Core Equity VIP, Class A	1,790,570	2,177,197
DWS CROCI U.S. VIP, Class A	521,475	459,930
DWS Global Small Cap VIP, Class A	219,843	110,074
DWS Small Cap Index VIP, Class A	3,705,750	5,001,690
DWS Small Mid Cap Growth VIP, Class A	178,069	310,731
DWS Small Mid Cap Value VIP, Class A	479,591	730,041
Empower Aggressive Profile Fund, Investor Class	188,061	201,933
Empower Bond Index Fund, Investor Class	1,205,911	629,924
Empower Conservative Profile Fund, Investor Class	270,228	502,296
Empower International Index Fund, Investor Class	1,120,682	534,047
Empower International Value Fund, Investor Class	220,089	97,284

Subaccount	Purchases		Sales
Empower Lifetime 2015 Fund, Investor Class	$1,690		$4,969
Empower Lifetime 2020 Fund, Investor Class	18,043		309,504
Empower Lifetime 2025 Fund, Investor Class	25,720		4,400
Empower Lifetime 2030 Fund, Investor Class	56,093		65,376
Empower Lifetime 2035 Fund, Investor Class	22,757		1,404
Empower Lifetime 2040 Fund, Investor Class	9,700		201
Empower Lifetime 2045 Fund, Investor Class	6,565		859
Empower Lifetime 2050 Fund, Investor Class	4,187		387
Empower Lifetime 2055 Fund, Investor Class	4,227		803
Empower Lifetime 2060 Fund, Investor Class	6,621		572
Empower Mid Cap Value Fund, Investor Class	82,712		80,885
Empower Moderate Profile Fund, Investor Class	992,714		1,575,018
Empower Moderately Aggressive Profile Fund, Investor Class	246,362		350,509
Empower Moderately Conservative Profile Fund, Investor Class	231,346		301,376
Empower Multi-Sector Bond Fund, Investor Class	1,130,354		661,692
Empower Real Estate Index Fund, Investor Class	6,494		28,040
Empower SecureFoundation Balanced Fund, Investor Class	5,775,805		19,226,266
Empower Small Cap Value Fund, Investor Class	15,180		63,948
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	409,604		150,104
Federated Hermes Fund for U.S. Government Securities II	4,545,141		4,555,352
Federated Hermes Managed Volatility Fund II, Primary Shares	88,311		336,052
Franklin Small Cap Value VIP Fund, Class 2	810,432		769,899
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	0	*	59,278
Invesco V.I. Comstock Fund, Series I	1,377,498		1,501,197
Invesco V.I. Core Equity Fund, Series I	348,616		429,712
Invesco V.I. EQV International Equity Fund, Series I	1,347,351		1,703,845
Invesco V.I. Global Fund, Series I	6,863,719		4,622,017
Invesco V.I. Growth and Income Fund, Series I	1,256,922		1,512,570
Invesco V.I. High Yield Fund, Series I	400,195		519,028
Invesco V.I. International Growth Fund, Series I	1,435,208		2,079,457
Invesco V.I. Main Street Mid Cap Fund, Series I	197,348		292,284
Invesco V.I. Main Street Small Cap Fund, Series I	2,237,510		3,346,510
Invesco V.I. Small Cap Equity Fund, Series I	457,746		397,610
Invesco V.I. Technology Fund, Series I	1,925,808		1,159,430
Janus Henderson VIT Balanced Portfolio, Institutional Shares	879,566		658,952
Janus Henderson VIT Balanced Portfolio, Service Shares	7,783,367		18,858,135
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	1,071,851		1,328,739
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	4,177,843		3,379,318
Janus Henderson VIT Global Research Portfolio, Institutional Shares	2,853,647		3,282,407
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	592,818		590,851
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	5,021,604		8,836,211
Janus Henderson VIT Overseas Portfolio, Institutional Shares	45,304		194,924
Janus Henderson VIT Overseas Portfolio, Service Shares	369,040		265,714
Janus Henderson VIT Research Portfolio, Institutional Shares	848,514		2,472,743
Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	3,417,438		4,130,584
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	323,476		246,025
LVIP American Century Balanced Fund, Standard Class II	1,171,935		2,613,033
LVIP American Century Disciplined Core Value Fund, Standard Class II	598,996		1,384,943

Subaccount	Purchases	Sales
LVIP American Century International Fund, Standard Class II	$1,804,030	$2,831,735
LVIP American Century Mid Cap Value Fund, Service Class	1,829,406	2,735,301
LVIP American Century Value Fund, Standard Class II	2,487,883	3,616,443
LVIP Baron Growth Opportunities Fund, Service Class	2,540,035	2,995,832
LVIP BlackRock Equity Dividend Fund, Standard Class	148,922	199,038
LVIP JPMorgan Core Bond Fund, Standard Class	1,812,615	1,658,089
LVIP JPMorgan Small Cap Core Fund, Standard Class	1,513,478	1,670,209
LVIP Nomura SMID Cap Core Fund, Standard Class	830,262	1,070,802
MFS VIT II Core Equity Portfolio, Service Class	18,534	1,354
MFS VIT II International Growth Portfolio, Initial Class	332,213	196,917
MFS VIT II International Intrinsic Value Portfolio, Service Class	6,071,867	7,721,883
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	33,690	33,345
MFS VIT III Mid Cap Value Portfolio, Initial Class	75,407	146,690
MFS VIT Utilities Series, Service Class	701,975	818,080
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	46,954	135,843
Neuberger Berman AMT Quality Equity Portfolio, Class S	56,187	28,822
Nomura VIP Emerging Markets Series, Standard Class	474,085	1,353,703
Nomura VIP International Core Equity Series, Service Class	78,423	145,161
Nomura VIP International Core Equity Series, Standard Class	20,447	68,353
Nomura VIP Small Cap Value Series, Standard Class	2,042,970	3,448,333
NVIT Mid Cap Index Fund, Class II	3,564,973	5,950,255
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	328,078	645,750
PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	829,130	685,944
PIMCO VIT High Yield Portfolio, Administrative Class	8,308,247	6,951,722
PIMCO VIT Low Duration Portfolio, Administrative Class	11,273,031	12,671,571
PIMCO VIT Real Return Portfolio, Administrative Class	764,434	924,119
PIMCO VIT Total Return Portfolio, Administrative Class	14,465,365	15,063,487
Prudential Series Fund Natural Resources Portfolio, Class II	3	395,470
Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	462,349	182,740
Putnam VT Core Equity Fund, Class IA	525,435	534,943
Putnam VT Global Asset Allocation Fund, Class IA	174,058	16,991
Putnam VT Global Health Care Fund, Class IB	406,863	428,789
Putnam VT Income Fund, Class IA	823,185	882,239
Putnam VT International Equity Fund, Class IA	1,820,891	1,100,887
Putnam VT International Value Fund, Class IA	553,904	418,444
Putnam VT Large Cap Value Fund, Class IB	3,453,435	5,294,719
Putnam VT Mortgage Securities Fund, Class IB	755,945	291,213
Putnam VT Small Cap Value Fund, Class IA	185,099	141,105
Royce Capital Fund Small-Cap Portfolio, Service Class	266,839	389,315
Schwab Government Money Market Portfolio	98,772,472	110,749,398
Schwab S&P 500 Index Portfolio	33,561,575	117,035,991
Schwab VIT Balanced Portfolio	153,367	796,047
Schwab VIT Balanced with Growth Portfolio	888,618	129,002
Schwab VIT Growth Portfolio	987,593	459,396
T. Rowe Price Health Sciences Portfolio	347,663	256,860
T. Rowe Price Health Sciences Portfolio, Class II	393,874	2,035,409
Templeton Foreign VIP Fund, Class 2	1,132,849	916,557
Templeton Global Bond VIP Fund, Class 2	885,706	1,715,230
Third Avenue Value Portfolio	116,143	328,781

Subaccount	Purchases	Sales
Touchstone Bond Fund, Class I	$2,217,922	$1,062,578
Touchstone Common Stock Fund, Class I	1,801,653	1,256,022
Touchstone Common Stock Fund, Class SC	897,020	182,098
Touchstone Small Company Fund, Class I	1,002,308	1,276,679
VanEck VIP Emerging Markets Bond Fund, Initial Class	216,346	461,077
VanEck VIP Global Resources Fund, Class S	1,372,916	1,490,841
Vanguard VIF Capital Growth Portfolio	942,720	1,242,258
Vanguard VIF Diversified Value Portfolio	965,829	1,395,920
Vanguard VIF Mid-Cap Index Portfolio	1,497,582	1,292,598
Vanguard VIF Real Estate Index Portfolio	387,826	1,556,845
Vanguard VIF Small Company Growth Portfolio	186,867	121,145
Victory Pioneer Bond VCT Portfolio, Class I	1,229,054	2,983,302
Victory Pioneer Fund VCT Portfolio, Class I	2,107,906	3,099,567
Victory Pioneer Mid Cap Value VCT Portfolio, Class II	242,647	486,079
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I	3,567,694	3,698,554

* The Subaccount has dollars that round to less than one.

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class A	4,168	20,144	(15,976)	8,269		26,058	(17,789)
AB VPS International Value Portfolio, Class A	-	12,718	(12,718)	-		18,463	(18,463)
AB VPS Large Cap Growth Portfolio, Class A	17,518	82,330	(64,812)	30,038		91,153	(61,115)
AB VPS Relative Value Portfolio, Class A	8,210	59,894	(51,684)	9,963		108,399	(98,436)
AB VPS Sustainable International Thematic Portfolio, Class A	-	-	-	1,132		332,310	(331,178)
Alger Balanced Portfolio, Class I-2	-	2,045	(2,045)	-		970	(970)
Alger Capital Appreciation Portfolio, Class I-2	103,163	108,755	(5,592)	119,667		132,247	(12,580)
Alger Large Cap Growth Portfolio, Class I-2	39,083	90,888	(51,805)	23,255		82,285	(59,030)
Alger Mid Cap Growth Portfolio, Class I-2	149	21,175	(21,026)	2,779		13,349	(10,570)
Allspring VT Discovery All Cap Growth Fund, Class 2	1,097	35,635	(34,538)	4,661		9,545	(4,884)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	5,604	39,941	(34,337)	94,106		109,140	(15,034)
Allspring VT Opportunity Fund, Class 2	2,144	10,704	(8,560)	168		11,054	(10,886)
ALPS Global Opportunity Portfolio, Class I	7,696	14,057	(6,361)	3,687		8,478	(4,791)
American Funds IS Capital World Bond Fund, Class 2	22,087	22,888	(801)	11,139		7,623	3,516
American Funds IS Global Growth Fund, Class 1	721	5,551	(4,830)	2,599		5,213	(2,614)
American Funds IS Global Small Capitalization Fund, Class 2	894	5,169	(4,275)	7,893		13,706	(5,813)
American Funds IS Growth-Income Fund, Class 4	20,180	73,400	(53,220)	111,808		186,368	(74,560)
American Funds IS International Fund, Class 2	5,831	7,527	(1,696)	9,593		17,283	(7,690)
American Funds IS New World Fund, Class 2	4,259	22,569	(18,310)	9,123		16,322	(7,199)
American Funds IS The Bond Fund of America, Class 2	61,171	25,743	35,428	67,711		130,261	(62,550)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	16,169	10,251	5,918	6,726		11,336	(4,610)
BlackRock Global Allocation V.I. Fund, Class I	10,465	36,393	(25,928)	7,996		105,768	(97,772)
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	558	3,060	(2,502)	2,828		6,218	(3,390)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	10,314	36,480	(26,166)	7,403		34,686	(27,283)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	104	8,312	(8,208)	1,589		17,858	(16,269)
BNY Mellon VIF Small Cap Portfolio, Initial Shares	-	87	(87)	0	*	635	(635)
ClearBridge Variable Large Cap Growth Portfolio, Class I	1,064	14,606	(13,542)	129,926		149,662	(19,736)
ClearBridge Variable Mid Cap Portfolio, Class I	1,333	5,736	(4,403)	12,904		12,459	445
ClearBridge Variable Small Cap Growth Portfolio, Class I	726	8,493	(7,767)	10,386		23,010	(12,624)
Columbia VP Emerging Markets Fund, Class 2	77	1,307	(1,230)	9,000		38,226	(29,226)
Columbia VP Large Cap Growth Fund, Class 2	25,991	42,471	(16,480)	96,727		104,730	(8,003)
Columbia VP Seligman Global Technology Fund, Class 2	19,188	81,237	(62,049)	43,483		67,540	(24,057)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Columbia VP Small Cap Value Fund, Class 2	5,179	15,126	(9,947)	14,057		30,576	(16,519)
Delaware VIP International Series, Standard Class	-	-	-	4,583		30,528	(25,945)
Dimensional VA US Targeted Value Portfolio, Institutional	4,252	6,759	(2,507)	81,772		89,515	(7,743)
DWS Capital Growth VIP, Class A	35,424	99,008	(63,584)	29,018		73,998	(44,980)
DWS Core Equity VIP, Class A	3,242	44,552	(41,310)	15,150		67,603	(52,453)
DWS CROCI U.S. VIP, Class A	976	15,300	(14,324)	123		16,029	(15,906)
DWS Global Small Cap VIP, Class A	9,809	7,148	2,661	7,579		12,224	(4,645)
DWS Small Cap Index VIP, Class A	58,708	168,099	(109,391)	117,831		152,614	(34,783)
DWS Small Mid Cap Growth VIP, Class A	3,040	12,679	(9,639)	6,568		11,930	(5,362)
DWS Small Mid Cap Value VIP, Class A	5,877	30,086	(24,209)	1,223		14,085	(12,862)
Empower Aggressive Profile Fund, Investor Class	11,196	11,549	(353)	-		346	(346)
Empower Ariel Mid Cap Value Fund, Investor Class	-	-	-	105		3,181	(3,076)
Empower Bond Index Fund, Investor Class	91,592	55,592	36,000	136,972		123,086	13,886
Empower Conservative Profile Fund, Investor Class	12,773	38,390	(25,617)	5,097		39,018	(33,921)
Empower International Index Fund, Investor Class	68,694	36,294	32,400	41,603		22,772	18,831
Empower International Value Fund, Investor Class	10,224	5,102	5,122	21,260		18,030	3,230
Empower Lifetime 2015 Fund, Investor Class	-	345	(345)	0	*	14,148	(14,148)
Empower Lifetime 2020 Fund, Investor Class	-	22,065	(22,065)	-		62	(62)
Empower Lifetime 2025 Fund, Investor Class	-	52	(52)	-		3,987	(3,987)
Empower Lifetime 2030 Fund, Investor Class	1,637	4,214	(2,577)	5,901		120	5,781
Empower Lifetime 2035 Fund, Investor Class	793	-	793	-		-	-
Empower Lifetime 2040 Fund, Investor Class	476	-	476	-		-	-
Empower Lifetime 2045 Fund, Investor Class	-	-	-	-		-	-
Empower Lifetime 2050 Fund, Investor Class	-	-	-	-		-	-
Empower Lifetime 2055 Fund, Investor Class	-	-	-	-		-	-
Empower Lifetime 2060 Fund, Investor Class	-	-	-	-		-	-
Empower Mid Cap Value Fund, Investor Class	1,214	3,606	(2,392)	7,793		8,349	(556)
Empower Moderate Profile Fund, Investor Class	17,599	100,066	(82,467)	55,477		56,001	(524)
Empower Moderately Aggressive Profile Fund, Investor Class	769	21,238	(20,469)	830		28,148	(27,318)
Empower Moderately Conservative Profile Fund, Investor Class	-	19,905	(19,905)	5,766		40,458	(34,692)
Empower Multi-Sector Bond Fund, Investor Class	67,207	46,975	20,232	79,154		47,298	31,856
Empower Real Estate Index Fund, Investor Class	2	2,227	(2,225)	262		1	261
Empower SecureFoundation Balanced Fund, Investor Class	5,263	1,004,030	(998,767)	39,436		1,382,385	(1,342,949)
Empower Small Cap Value Fund, Investor Class	649	3,428	(2,779)	3,356		4,518	(1,162)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	19,643	7,580	12,063	4,323		22,685	(18,362)
Federated Hermes Fund for U.S. Government Securities II	306,034	341,958	(35,924)	78,403		253,215	(174,812)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Federated Hermes Managed Volatility Fund II, Primary Shares	-		9,481	(9,481)	-		2,747	(2,747)
Franklin Small Cap Value VIP Fund, Class 2	16,775		29,481	(12,706)	41,928		55,311	(13,383)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	0	*	4,928	(4,928)	-		-	-
Invesco V.I. Comstock Fund, Series I	14,192		35,772	(21,580)	27,563		53,316	(25,753)
Invesco V.I. Core Equity Fund, Series I	-		5,319	(5,319)	-		1,542	(1,542)
Invesco V.I. EQV International Equity Fund, Series I	24,776		80,825	(56,049)	33,936		114,827	(80,891)
Invesco V.I. Global Fund, Series I	19,042		93,319	(74,277)	16,036		82,563	(66,527)
Invesco V.I. Growth and Income Fund, Series I	9,690		34,857	(25,167)	12,387		29,872	(17,485)
Invesco V.I. High Yield Fund, Series I	8,383		25,457	(17,074)	12,353		52,141	(39,788)
Invesco V.I. International Growth Fund, Series I	17,148		76,409	(59,261)	10,779		68,771	(57,992)
Invesco V.I. Main Street Mid Cap Fund, Series I	565		6,934	(6,369)	10,411		3,888	6,523
Invesco V.I. Main Street Small Cap Fund, Series I	80,389		136,974	(56,585)	112,724		65,542	47,182
Invesco V.I. Small Cap Equity Fund, Series I	6,952		10,525	(3,573)	6,877		8,894	(2,017)
Invesco V.I. Technology Fund, Series I	21,466		33,311	(11,845)	14,383		18,771	(4,388)
Janus Henderson VIT Balanced Portfolio, Institutional Shares	1,690		17,610	(15,920)	7,053		109,618	(102,565)
Janus Henderson VIT Balanced Portfolio, Service Shares	40,736		686,021	(645,285)	179,870		609,349	(429,479)
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	32,827		68,870	(36,043)	66,050		130,266	(64,216)
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	174,721		202,138	(27,417)	148,569		381,418	(232,849)
Janus Henderson VIT Global Research Portfolio, Institutional Shares	29,076		78,051	(48,975)	45,592		24,159	21,433
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	6,266		8,336	(2,070)	2,114		4,711	(2,597)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	52,971		136,932	(83,961)	110,975		148,442	(37,467)
Janus Henderson VIT Overseas Portfolio, Institutional Shares	0	*	4,038	(4,038)	-		6,676	(6,676)
Janus Henderson VIT Overseas Portfolio, Service Shares	22,208		15,953	6,255	13,882		17,594	(3,712)
Janus Henderson VIT Research Portfolio, Institutional Shares	38		24,747	(24,709)	0	*	9,368	(9,368)
Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	195,045		241,257	(46,212)	96,538		130,684	(34,146)
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	20,513		20,743	(230)	43,994		159,366	(115,372)
LVIP American Century Balanced Fund, Standard Class II	21,078		102,456	(81,378)	3,950		197,500	(193,550)
LVIP American Century Disciplined Core Value Fund, Standard Class II	17,202		40,333	(23,131)	8,708		24,481	(15,773)
LVIP American Century International Fund, Standard Class II	106,346		142,229	(35,883)	71,502		73,303	(1,801)
LVIP American Century Mid Cap Value Fund, Service Class	17,844		55,355	(37,511)	13,809		43,795	(29,986)
LVIP American Century Value Fund, Standard Class II	15,476		86,295	(70,819)	28,911		148,513	(119,602)
LVIP Baron Growth Opportunities Fund, Service Class	13,126		45,986	(32,860)	9,821		34,809	(24,988)
LVIP BlackRock Equity Dividend Fund, Standard Class	1,298		10,938	(9,640)	4,365		7,035	(2,670)
LVIP JPMorgan Core Bond Fund, Standard Class	181,015		169,437	11,578	127,145		103,301	23,844
LVIP JPMorgan Small Cap Core Fund, Standard Class	66,363		80,641	(14,278)	17,343		30,409	(13,066)
LVIP Nomura SMID Cap Core Fund, Standard Class	11,209		22,059	(10,850)	13,720		26,833	(13,113)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS VIT II Core Equity Portfolio, Service Class	135		27	108	3,048	79	2,969
MFS VIT II International Growth Portfolio, Initial Class	12,292		11,134	1,158	13,031	21,465	(8,434)
MFS VIT II International Intrinsic Value Portfolio, Service Class	117,984		237,198	(119,214)	87,303	231,292	(143,989)
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class	643		2,395	(1,752)	5,441	7,786	(2,345)
MFS VIT III Mid Cap Value Portfolio, Initial Class	906		7,207	(6,301)	8,915	27,430	(18,515)
MFS VIT Utilities Series, Service Class	18,874		31,808	(12,934)	18,262	72,459	(54,197)
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	-		-	-	1,042	52,104	(51,062)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	0	*	5,775	(5,775)	-	1,837	(1,837)
Neuberger Berman AMT Quality Equity Portfolio, Class S	-		871	(871)	-	-	-
Nomura VIP Emerging Markets Series, Standard Class	22,383		79,470	(57,087)	39,825	78,686	(38,861)
Nomura VIP International Core Equity Series, Service Class	-		9,908	(9,908)	-	15,863	(15,863)
Nomura VIP International Core Equity Series, Standard Class	688		5,891	(5,203)	25,755	4,369	21,386
Nomura VIP Small Cap Value Series, Standard Class	12,261		51,978	(39,717)	17,356	55,011	(37,655)
NVIT Mid Cap Index Fund, Class II	41,983		113,126	(71,143)	61,345	77,661	(16,316)
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	28,612		72,082	(43,470)	51,846	69,959	(18,113)
PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	63,678		55,251	8,427	54,305	62,095	(7,790)
PIMCO VIT High Yield Portfolio, Administrative Class	425,027		340,638	84,389	129,643	195,655	(66,012)
PIMCO VIT Low Duration Portfolio, Administrative Class	774,264		960,430	(186,166)	471,108	657,814	(186,706)
PIMCO VIT Real Return Portfolio, Administrative Class	54,991		74,776	(19,785)	68,653	64,260	4,393
PIMCO VIT Total Return Portfolio, Administrative Class	705,108		971,412	(266,304)	966,714	1,039,014	(72,300)
Prudential Series Fund Natural Resources Portfolio, Class II	0	*	28,177	(28,177)	-	936	(936)
Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	8,834		2,460	6,374	119	797	(678)
Putnam VT Core Equity Fund, Class IA	4,106		14,329	(10,223)	80,779	62,002	18,777
Putnam VT Global Asset Allocation Fund, Class IA	2,587		490	2,097	1,637	3,899	(2,262)
Putnam VT Global Health Care Fund, Class IB	6,808		14,201	(7,393)	7,833	51,338	(43,505)
Putnam VT Income Fund, Class IA	50,354		77,525	(27,171)	91,450	65,061	26,389
Putnam VT International Equity Fund, Class IA	90,847		59,959	30,888	13,614	14,908	(1,294)
Putnam VT International Value Fund, Class IA	28,677		22,312	6,365	30,080	38,777	(8,697)
Putnam VT Large Cap Value Fund, Class IB	42,457		144,467	(102,010)	150,124	113,013	37,111
Putnam VT Mortgage Securities Fund, Class IB	42,934		23,664	19,270	393,369	374,436	18,933
Putnam VT Small Cap Value Fund, Class IA	6,476		6,511	(35)	41,901	37,962	3,939
Royce Capital Fund Small-Cap Portfolio, Service Class	567		10,510	(9,943)	3,735	12,225	(8,490)
Schwab Government Money Market Portfolio	7,845,536		9,320,767	(1,475,231)	7,266,576	7,791,351	(524,775)
Schwab S&P 500 Index Portfolio	619,168		2,292,773	(1,673,605)	556,169	1,832,761	(1,276,592)
Schwab VIT Balanced Portfolio	621		52,330	(51,709)	21,343	28,354	(7,011)
Schwab VIT Balanced with Growth Portfolio	34,163		5,486	28,677	3,102	2,286	816

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Schwab VIT Growth Portfolio	45,502	23,937	21,565	21,796	1,654	20,142
T. Rowe Price Health Sciences Portfolio	11,052	9,588	1,464	646	7,248	(6,602)
T. Rowe Price Health Sciences Portfolio, Class II	11,382	77,185	(65,803)	40,792	38,578	2,214
Templeton Foreign VIP Fund, Class 2	34,002	56,486	(22,484)	20,833	31,805	(10,972)
Templeton Global Bond VIP Fund, Class 2	106,629	204,784	(98,155)	48,961	94,463	(45,502)
Third Avenue Value Portfolio	-	17,308	(17,308)	261	7,270	(7,009)
Touchstone Bond Fund, Class I	138,292	71,100	67,192	16,206	118,679	(102,473)
Touchstone Common Stock Fund, Class I	270	16,143	(15,873)	1,454	20,730	(19,276)
Touchstone Common Stock Fund, Class SC	11	2,300	(2,289)	1,156	9,752	(8,596)
Touchstone Small Company Fund, Class I	4,549	27,623	(23,074)	9,715	26,715	(17,000)
VanEck VIP Emerging Markets Bond Fund, Initial Class	4,822	30,114	(25,292)	9,105	26,868	(17,763)
VanEck VIP Global Resources Fund, Class S	131,029	166,050	(35,021)	106,420	251,406	(144,986)
Vanguard VIF Capital Growth Portfolio	18,190	31,656	(13,466)	10,131	28,343	(18,212)
Vanguard VIF Diversified Value Portfolio	13,559	51,099	(37,540)	8,706	33,373	(24,667)
Vanguard VIF Mid-Cap Index Portfolio	29,468	46,589	(17,121)	13,543	38,752	(25,209)
Vanguard VIF Real Estate Index Portfolio	11,451	86,582	(75,131)	59,823	29,893	29,930
Vanguard VIF Small Company Growth Portfolio	4	4,479	(4,475)	-	12,902	(12,902)
Victory Pioneer Bond VCT Portfolio, Class I	99,630	260,099	(160,469)	221,463	64,383	157,080
Victory Pioneer Fund VCT Portfolio, Class I	20,333	51,936	(31,603)	75,510	55,303	20,207
Victory Pioneer Mid Cap Value VCT Portfolio, Class II	2,510	16,556	(14,046)	4,451	2,627	1,824
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I	82,533	96,261	(13,728)	87,993	77,058	10,935

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.49% - 0.85% of the average daily net assets of the Subaccounts
Expenses of the Portfolios
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the subaccounts. Such compensation is assessed against the value of the assets invested in the relevant subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0% - 0.35% annually
Deductions for Premium Taxes

This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.

0% - 3.5% of each contribution, if applicable
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $10 per transfer, after the first 12 transfers in any calendar year
Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $25 annually

Expense Type	Range
Charge for Optional Benefits: GLWB Rider
This Charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.90% - 1.50% of net asset base

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class A
2025	97	$21.28	$37.26	$3,292	0.84%	0.49%	0.85%	2.38%	2.02%
2024	113	20.79	36.52	3,684	0.84%	0.49%	0.85%	9.48%	9.08%
2023	130	18.99	33.48	3,946	1.04%	0.49%	0.85%	16.61%	16.19%
2022	152	16.28	28.82	3,919	1.03%	0.49%	0.85%	(13.71)%	(18.91)%
2021	192	18.87	35.54	6,043	0.74%	0.49%	0.85%	39.07%	31.64%
AB VPS International Value Portfolio, Class A
2025	103	14.51	13.95	1,489	2.53%	0.65%	0.85%	40.78%	40.50%
2024	116	10.30	9.93	1,188	2.61%	0.65%	0.85%	4.38%	4.17%
2023	134	9.87	9.53	1,318	0.75%	0.65%	0.85%	14.40%	14.18%
2022	169	8.63	8.35	1,444	4.57%	0.65%	0.85%	(11.44)%	(16.98)%
2021	184	9.74	10.05	1,839	2.00%	0.65%	0.85%	13.65%	6.96%
AB VPS Large Cap Growth Portfolio, Class A
2025	310	52.98	106.28	20,042	0.00%	0.49%	0.85%	12.58%	12.18%
2024	375	47.06	94.74	21,472	0.05%	0.49%	0.85%	24.64%	24.19%
2023	436	37.75	76.29	19,835	0.00%	0.49%	0.85%	34.47%	33.99%
2022	443	28.08	56.94	14,862	0.00%	0.49%	0.85%	(26.89)%	(29.11)%
2021	519	38.40	80.32	23,882	0.00%	0.49%	0.85%	27.88%	24.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Relative Value Portfolio, Class A
2025	252	$27.97	$55.76	$10,858	1.13%	0.49%	0.85%	9.93%	9.54%
2024	304	25.45	50.91	11,970	1.45%	0.49%	0.85%	12.47%	12.06%
2023	403	22.63	45.43	13,284	1.49%	0.49%	0.85%	11.48%	11.08%
2022	351	20.30	40.90	10,970	1.42%	0.49%	0.85%	(2.02)%	(5.00)%
2021	350	20.71	43.05	11,514	0.84%	0.49%	0.85%	27.07%	24.09%
AB VPS Sustainable International Thematic Portfolio, Class A
2024	-	-	-	-	0.00%	0.49%	0.85%	(1.03)%	(1.13)%
2023	331	13.63	20.58	6,870	0.00%	0.49%	0.85%	12.09%	11.68%
2022	355	12.16	18.43	6,597	0.00%	0.49%	0.85%	(25.97)%	(30.57)%
2021	374	16.43	26.55	9,649	0.00%	0.49%	0.85%	10.97%	4.82%
Alger Balanced Portfolio, Class I-2
2025	30	41.18	41.67	1,235	2.79%	0.65%	0.85%	15.40%	15.17%
2024	32	35.68	36.18	1,144	0.00%	0.65%	0.85%	16.30%	16.07%
2023	33	30.68	31.17	1,009	1.45%	0.65%	0.85%	16.67%	16.44%
2022	37	26.30	26.77	972	1.17%	0.65%	0.85%	(10.97)%	(12.06)%
2021	37	29.54	30.44	1,118	0.82%	0.65%	0.85%	18.11%	17.13%
Alger Capital Appreciation Portfolio, Class I-2
2025	188	50.62	48.71	9,387	0.00%	0.49%	0.85%	32.22%	31.75%
2024	194	38.28	36.97	7,333	0.00%	0.49%	0.85%	47.41%	46.87%
2023	206	25.97	25.17	5,310	0.00%	0.49%	0.85%	42.43%	41.92%
2022	162	18.23	17.74	2,928	0.00%	0.49%	0.85%	(35.30)%	(38.55)%
2021	176	28.18	28.87	5,016	0.00%	0.49%	0.85%	20.99%	15.73%
Alger Large Cap Growth Portfolio, Class I-2
2025	465	48.43	142.73	47,776	0.00%	0.49%	0.85%	29.63%	29.17%
2024	517	37.36	110.50	40,593	0.00%	0.49%	0.85%	42.19%	41.67%
2023	576	26.27	78.00	31,617	0.00%	0.49%	0.85%	32.02%	31.55%
2022	623	19.90	59.29	25,616	0.00%	0.49%	0.85%	(37.26)%	(39.17)%
2021	706	31.72	97.47	47,075	0.00%	0.49%	0.85%	10.90%	8.28%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Mid Cap Growth Portfolio, Class I-2
2025	63	$29.24	$64.32	$4,048	0.00%	0.65%	0.85%	16.01%	15.78%
2024	84	26.58	55.55	4,660	0.00%	0.49%	0.85%	24.91%	20.04%
2023	95	21.28	46.28	4,330	0.00%	0.49%	0.85%	22.57%	22.13%
2022	106	17.36	37.89	3,972	0.00%	0.49%	0.85%	(34.62)%	(37.38)%
2021	117	26.55	60.51	6,939	0.00%	0.49%	0.85%	4.59%	0.90%
Allspring VT Discovery All Cap Growth Fund, Class 2
2025	39	35.26	35.66	1,405	0.00%	0.65%	0.85%	14.52%	14.29%
2024	74	30.79	31.20	2,267	0.00%	0.65%	0.85%	20.21%	19.97%
2023	78	25.61	26.01	2,014	0.00%	0.65%	0.85%	32.31%	32.05%
2022	98	19.36	19.70	1,949	0.00%	0.65%	0.85%	(36.65)%	(38.68)%
2021	113	30.56	32.12	3,595	0.00%	0.65%	0.85%	15.76%	12.50%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2025	154	25.64	76.20	7,019	0.00%	0.49%	0.85%	4.87%	4.50%
2024	188	24.45	72.92	7,832	0.00%	0.49%	0.85%	17.55%	17.13%
2023	203	20.80	62.26	7,352	0.00%	0.49%	0.85%	19.56%	19.13%
2022	229	17.40	52.26	7,066	0.00%	0.49%	0.85%	(36.44)%	(38.37)%
2021	252	27.37	84.80	12,222	0.00%	0.49%	0.85%	(5.85)%	(8.06)%
Allspring VT Opportunity Fund, Class 2
2025	92	28.15	75.38	5,837	0.05%	0.65%	0.85%	2.50%	5.81%
2024	101	27.47	71.24	5,980	0.05%	0.65%	0.85%	14.30%	14.07%
2023	112	24.03	62.45	5,630	0.00%	0.65%	0.85%	25.68%	25.43%
2022	125	19.12	49.79	5,080	0.00%	0.65%	0.85%	(20.11)%	(21.48)%
2021	131	23.93	63.41	6,752	0.04%	0.49%	0.85%	23.72%	22.10%
ALPS Global Opportunity Portfolio, Class I
2025	6	23.65	22.84	135	3.92%	0.49%	0.85%	1.05%	0.69%
2024	12	23.40	22.68	280	8.31%	0.49%	0.85%	17.70%	17.28%
2023	17	19.88	19.34	331	0.00%	0.49%	0.85%	28.59%	14.15%
2022	11	15.46	15.26	167	13.99%	0.49%	0.69%	(27.57)%	(29.97)%
2021	10	21.35	21.79	225	5.82%	0.49%	0.85%	25.97%	21.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Capital World Bond Fund, Class 2
2025	39	$9.54	$9.43	$370	3.10%	0.49%	0.69%	8.86%	8.64%
2024	40	8.76	8.70	347	2.44%	0.49%	0.85%	(3.51)%	(2.88)%
2023	36	9.08	8.96	328	0.00%	0.49%	0.85%	5.62%	10.40%
2022	16	8.60	8.56	136	0.18%	0.49%	0.65%	(17.60)%	(18.45)%
2021	3	10.43	10.50	27	1.69%	0.49%	0.85%	(5.16)%	(5.95)%
American Funds IS Global Growth Fund, Class 1
2025	73	33.51	32.74	2,441	1.62%	0.49%	0.69%	21.38%	21.14%
2024	78	27.61	27.03	2,145	1.78%	0.49%	0.69%	13.38%	13.15%
2023	81	24.35	23.89	1,956	1.11%	0.49%	0.69%	22.31%	22.06%
2022	96	19.91	19.57	1,912	0.93%	0.49%	0.69%	(23.76)%	(26.19)%
2021	99	26.11	26.51	2,610	0.62%	0.49%	0.69%	17.69%	14.40%
American Funds IS Global Small Capitalization Fund, Class 2
2025	14	15.26	13.26	216	0.35%	0.49%	0.85%	14.08%	0.80%
2024	19	13.37	13.15	246	0.89%	0.49%	0.85%	1.83%	1.46%
2023	24	13.13	12.96	317	0.31%	0.49%	0.85%	15.61%	15.19%
2022	19	11.36	11.25	219	0.00%	0.49%	0.85%	(29.48)%	(30.57)%
2021	27	16.11	16.21	434	0.00%	0.49%	0.85%	6.47%	5.58%
American Funds IS Growth-Income Fund, Class 4
2025	303	24.72	24.05	7,418	0.73%	0.49%	0.85%	17.19%	16.77%
2024	357	21.09	20.59	7,458	1.02%	0.49%	0.85%	23.31%	22.87%
2023	431	17.11	16.76	7,337	1.59%	0.49%	0.85%	25.21%	24.76%
2022	279	13.66	13.43	3,786	1.08%	0.49%	0.85%	(16.01)%	(18.49)%
2021	287	16.27	16.48	4,701	0.92%	0.49%	0.85%	24.38%	21.58%
American Funds IS International Fund, Class 2
2025	152	16.04	15.76	2,421	1.38%	0.49%	0.69%	26.15%	25.89%
2024	154	12.72	12.52	1,942	1.18%	0.49%	0.69%	2.65%	2.45%
2023	161	12.39	12.22	1,989	1.18%	0.49%	0.69%	15.28%	15.05%
2022	226	10.75	10.62	2,421	1.77%	0.49%	0.69%	(20.43)%	(22.06)%
2021	224	13.50	13.63	3,052	2.61%	0.49%	0.69%	(1.25)%	(2.89)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS New World Fund, Class 2
2025	126	$22.84	$22.06	$2,837	1.14%	0.49%	0.85%	27.67%	27.21%
2024	144	17.89	17.34	2,550	1.37%	0.49%	0.85%	6.03%	5.65%
2023	151	16.87	16.41	2,528	1.43%	0.49%	0.85%	15.43%	15.02%
2022	170	14.62	14.27	2,462	1.34%	0.49%	0.85%	(20.88)%	(24.32)%
2021	170	18.47	18.85	3,182	0.79%	0.49%	0.85%	6.18%	2.30%
American Funds IS The Bond Fund of America, Class 2
2025	298	10.16	9.95	3,021	4.46%	0.49%	0.85%	6.74%	6.35%
2024	263	9.52	9.36	2,497	3.66%	0.49%	0.85%	0.66%	0.29%
2023	325	9.45	9.33	3,073	3.77%	0.49%	0.85%	4.51%	4.13%
2022	247	9.05	8.96	2,234	2.97%	0.49%	0.85%	(12.48)%	(13.84)%
2021	245	10.34	10.40	2,546	1.55%	0.49%	0.85%	(0.56)%	(1.39)%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2025	57	16.86	13.40	948	2.32%	0.49%	0.85%	14.81%	(7.82)%
2024	51	14.69	14.55	741	2.18%	0.49%	0.65%	10.81%	10.63%
2023	55	13.25	13.16	730	1.87%	0.49%	0.65%	14.75%	14.57%
2022	58	11.55	11.48	665	1.78%	0.49%	0.65%	(14.63)%	(15.95)%
2021	64	13.53	13.66	876	2.02%	0.49%	0.85%	11.45%	10.09%
BlackRock Global Allocation V.I. Fund, Class I
2025	427	19.43	18.88	8,179	3.49%	0.49%	0.85%	19.21%	18.78%
2024	453	16.30	15.89	7,288	1.30%	0.49%	0.85%	8.70%	8.30%
2023	550	15.00	14.67	8,166	2.19%	0.49%	0.85%	12.28%	11.88%
2022	593	13.36	13.12	7,853	0.00%	0.49%	0.85%	(13.95)%	(17.84)%
2021	629	15.52	15.97	9,966	0.92%	0.49%	0.85%	7.41%	3.29%
BNY Mellon IP MidCap Stock Portfolio, Initial Shares
2025	92	23.12	56.13	3,322	0.68%	0.49%	0.85%	9.53%	9.14%
2024	95	21.11	51.43	3,118	0.83%	0.49%	0.85%	12.06%	11.66%
2023	98	18.83	46.06	2,842	0.80%	0.49%	0.85%	17.73%	17.31%
2022	108	16.00	39.26	2,632	0.73%	0.49%	0.85%	(12.13)%	(17.39)%
2021	115	18.20	47.53	3,357	0.62%	0.49%	0.85%	28.72%	21.89%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2025	164	$32.20	$57.59	$8,926	0.37%	0.49%	0.85%	9.53%	9.14%
2024	191	29.39	52.77	9,570	0.42%	0.49%	0.85%	12.25%	11.85%
2023	218	26.18	47.18	9,799	0.72%	0.49%	0.85%	20.38%	19.95%
2022	239	21.75	39.33	8,988	0.66%	0.49%	0.85%	(16.23)%	(21.58)%
2021	268	25.96	50.16	12,268	0.44%	0.49%	0.85%	30.59%	23.13%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2025	123	40.34	80.43	7,052	0.45%	0.49%	0.85%	16.26%	15.84%
2024	131	34.70	69.43	6,488	0.54%	0.49%	0.85%	22.12%	21.68%
2023	147	28.41	57.06	5,901	0.65%	0.49%	0.85%	26.07%	25.62%
2022	193	22.54	45.42	5,799	0.78%	0.49%	0.85%	(12.89)%	(15.54)%
2021	216	25.87	53.78	7,754	0.47%	0.49%	0.85%	24.57%	21.65%
BNY Mellon VIF Small Cap Portfolio, Initial Shares
2025	9	32.57	35.81	291	0.65%	0.65%	0.85%	10.27%	10.05%
2024	9	29.54	32.54	267	0.70%	0.65%	0.85%	3.94%	3.73%
2023	10	28.42	31.66	277	0.47%	0.65%	0.85%	8.58%	8.36%
2022	21	26.17	29.21	548	0.00%	0.65%	0.85%	(16.14)%	(17.32)%
2021	25	31.21	35.34	784	0.11%	0.65%	0.85%	15.48%	14.30%
ClearBridge Variable Large Cap Growth Portfolio, Class I
2025	53	26.39	25.67	1,395	0.00%	0.49%	0.85%	8.09%	7.70%
2024	67	24.41	23.83	1,650	0.00%	0.49%	0.85%	27.26%	26.80%
2023	87	19.18	18.80	1,666	0.00%	0.49%	0.85%	43.32%	42.81%
2022	41	13.38	13.16	543	0.00%	0.49%	0.85%	(31.68)%	(33.69)%
2021	91	19.59	19.85	1,793	0.00%	0.49%	0.85%	22.51%	19.76%
ClearBridge Variable Mid Cap Portfolio, Class I
2025	13	19.68	19.30	264	0.28%	0.65%	0.85%	3.67%	3.46%
2024	18	18.98	18.65	337	0.61%	0.65%	0.85%	9.29%	9.07%
2023	17	17.37	17.10	302	0.14%	0.65%	0.85%	12.19%	11.97%
2022	16	15.65	15.27	254	0.30%	0.49%	0.85%	(24.15)%	(27.44)%
2021	24	20.63	21.05	492	0.03%	0.49%	0.85%	30.25%	25.49%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Small Cap Growth Portfolio, Class I
2025	80	$22.38	$21.54	$1,781	0.00%	0.49%	0.85%	8.70%	8.31%
2024	88	20.59	19.89	1,797	0.00%	0.49%	0.85%	3.99%	3.61%
2023	101	19.80	19.19	1,975	0.00%	0.49%	0.85%	7.87%	7.49%
2022	105	18.36	17.86	1,914	0.00%	0.49%	0.85%	(27.47)%	(31.12)%
2021	133	25.31	25.92	3,425	0.00%	0.49%	0.85%	14.37%	9.40%
Columbia VP Emerging Markets Fund, Class 2
2025	21	14.60	14.31	303	0.06%	0.49%	0.85%	30.23%	29.76%
2024	22	11.21	11.03	247	1.52%	0.49%	0.85%	4.94%	4.56%
2023	51	10.69	10.55	546	0.00%	0.49%	0.85%	8.66%	8.27%
2022	40	9.83	9.74	395	0.00%	0.49%	0.85%	(33.00)%	(34.04)%
2021	46	14.68	14.77	676	0.67%	0.49%	0.85%	(7.71)%	(8.48)%
Columbia VP Large Cap Growth Fund, Class 2
2025	213	42.77	41.31	8,979	0.00%	0.49%	0.85%	15.29%	14.87%
2024	230	37.10	35.96	8,404	0.00%	0.49%	0.85%	30.37%	29.90%
2023	238	28.46	27.69	6,676	0.00%	0.49%	0.85%	42.07%	41.56%
2022	202	20.03	19.56	3,991	0.00%	0.49%	0.85%	(30.46)%	(33.48)%
2021	226	28.81	29.40	6,573	0.00%	0.49%	0.85%	29.89%	25.14%
Columbia VP Seligman Global Technology Fund, Class 2
2025	209	92.98	117.30	23,809	0.00%	0.49%	0.85%	33.71%	33.23%
2024	271	69.54	88.04	22,737	0.00%	0.49%	0.85%	25.96%	25.50%
2023	295	55.21	70.15	19,813	0.00%	0.49%	0.85%	44.16%	43.65%
2022	307	38.30	48.83	14,462	0.00%	0.49%	0.85%	(30.31)%	(33.88)%
2021	345	54.95	73.86	23,848	0.28%	0.49%	0.85%	40.52%	34.28%
Columbia VP Small Cap Value Fund, Class 2
2025	34	25.07	54.47	1,578	0.95%	0.49%	0.85%	10.26%	13.69%
2024	44	22.74	47.91	1,796	0.53%	0.49%	0.85%	8.14%	7.75%
2023	60	21.02	44.47	2,219	0.37%	0.49%	0.85%	21.08%	20.64%
2022	47	17.36	36.86	1,427	0.38%	0.49%	0.85%	(6.90)%	(12.00)%
2021	72	18.65	41.89	2,590	0.50%	0.49%	0.85%	30.99%	24.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Delaware VIP International Series, Standard Class
2024	-	$-	$-	$-	1.93%	0.49%	0.69%	1.80%	1.74%
2023	26	10.06	10.00	260	1.20%	0.49%	0.69%	13.03%	12.80%
2022	27	8.90	8.87	238	1.66%	0.49%	0.69%	(17.42)%	(18.07)%
2021	34	10.78	10.82	364	1.17%	0.49%	0.85%	6.34%	5.95%
Dimensional VA US Targeted Value Portfolio, Institutional
2025	107	25.84	25.24	2,749	1.87%	0.49%	0.69%	8.41%	8.20%
2024	109	23.83	23.33	2,596	1.21%	0.49%	0.69%	7.61%	7.39%
2023	117	22.15	21.73	2,584	1.53%	0.49%	0.69%	19.45%	19.21%
2022	133	18.54	18.23	2,470	1.38%	0.49%	0.69%	(3.22)%	(6.31)%
2021	135	19.16	19.45	2,618	1.42%	0.49%	0.69%	40.84%	36.90%
DWS Capital Growth VIP, Class A
2025	487	47.13	99.98	34,511	0.05%	0.49%	0.85%	11.98%	11.58%
2024	550	42.09	89.61	34,823	0.19%	0.49%	0.85%	25.99%	25.54%
2023	595	33.40	71.38	29,894	0.07%	0.49%	0.85%	37.90%	37.41%
2022	646	24.22	51.95	23,573	0.09%	0.49%	0.85%	(29.16)%	(31.32)%
2021	717	34.20	75.64	37,814	0.21%	0.49%	0.85%	21.74%	18.88%
DWS Core Equity VIP, Class A
2025	254	38.49	70.24	15,220	0.81%	0.49%	0.85%	16.26%	15.84%
2024	295	33.10	60.64	15,064	0.83%	0.49%	0.85%	19.49%	19.06%
2023	347	27.70	50.93	14,725	0.91%	0.49%	0.85%	24.96%	24.51%
2022	310	22.17	40.90	10,806	0.80%	0.49%	0.85%	(13.61)%	(18.99)%
2021	339	25.66	50.49	14,036	0.77%	0.49%	0.85%	28.45%	21.33%
DWS CROCI U.S. VIP, Class A
2025	167	20.31	33.08	5,354	1.35%	0.49%	0.85%	16.62%	16.20%
2024	181	17.41	28.47	4,999	1.47%	0.49%	0.85%	17.18%	16.76%
2023	197	14.86	24.39	4,648	1.71%	0.49%	0.85%	20.17%	19.74%
2022	210	12.37	20.36	4,136	1.81%	0.49%	0.85%	(13.48)%	(18.85)%
2021	225	14.29	25.10	5,303	1.95%	0.49%	0.85%	29.86%	22.67%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS Global Small Cap VIP, Class A
2025	71	$17.52	$16.82	$1,217	1.19%	0.49%	0.85%	19.92%	19.49%
2024	68	14.61	14.08	981	1.41%	0.49%	0.85%	5.24%	4.86%
2023	73	13.88	13.43	998	0.88%	0.49%	0.85%	23.96%	23.51%
2022	91	11.20	10.87	1,009	0.55%	0.49%	0.85%	(22.33)%	(26.63)%
2021	93	14.42	14.82	1,359	0.37%	0.49%	0.85%	16.97%	11.29%
DWS Small Cap Index VIP, Class A
2025	881	23.40	59.69	29,151	1.38%	0.49%	0.85%	12.09%	11.68%
2024	990	20.88	53.45	29,121	1.16%	0.49%	0.85%	10.61%	10.21%
2023	1,025	18.87	48.50	27,439	1.14%	0.49%	0.85%	16.19%	15.77%
2022	1,106	16.24	41.89	26,458	0.92%	0.49%	0.85%	(18.84)%	(21.31)%
2021	1,159	20.01	53.23	35,011	0.83%	0.49%	0.85%	13.53%	10.87%
DWS Small Mid Cap Growth VIP, Class A
2025	52	20.52	38.54	1,320	0.00%	0.49%	0.85%	7.59%	7.20%
2024	62	19.07	35.95	1,459	0.00%	0.49%	0.85%	4.63%	4.25%
2023	67	18.23	34.49	1,498	0.03%	0.49%	0.85%	18.25%	17.83%
2022	74	15.42	29.27	1,415	0.00%	0.49%	0.85%	(26.39)%	(28.63)%
2021	74	20.94	41.01	1,965	0.04%	0.49%	0.85%	12.88%	10.23%
DWS Small Mid Cap Value VIP, Class A
2025	92	17.89	30.63	2,840	0.98%	0.49%	0.85%	6.07%	17.21%
2024	117	16.87	26.13	2,981	1.19%	0.49%	0.85%	5.69%	5.30%
2023	129	15.96	24.82	3,149	1.18%	0.49%	0.85%	14.39%	13.98%
2022	124	13.95	21.77	2,651	0.84%	0.49%	0.85%	(13.89)%	(19.09)%
2021	134	16.21	26.91	3,357	1.24%	0.49%	0.85%	33.51%	26.36%
Empower Aggressive Profile Fund, Investor Class
2025	13	19.12	14.41	252	1.61%	0.49%	0.85%	16.85%	(10.95)%
2024	14	16.36	16.19	222	3.08%	0.49%	0.65%	11.39%	11.21%
2023	14	14.69	14.56	204	3.19%	0.49%	0.65%	16.37%	16.19%
2022	14	12.62	12.53	182	1.82%	0.49%	0.65%	(14.46)%	(16.21)%
2021	5	14.76	14.95	67	5.73%	0.49%	0.85%	19.42%	17.34%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	$-	$-	$-	2.58%	0.49%	0.69%	6.23%	6.06%
2023	3	15.61	15.34	48	1.97%	0.49%	0.69%	9.91%	9.69%
2022	10	14.20	13.98	140	5.39%	0.49%	0.69%	(12.20)%	(14.68)%
2021	16	16.17	16.39	258	2.38%	0.49%	0.69%	26.95%	23.85%
Empower Bond Index Fund, Investor Class
2025	846	10.83	10.54	9,097	2.83%	0.49%	0.85%	6.10%	5.72%
2024	810	10.21	9.97	8,217	2.34%	0.49%	0.85%	0.33%	(0.03)%
2023	796	10.18	9.97	8,057	2.01%	0.49%	0.85%	4.51%	4.13%
2022	924	9.74	9.58	8,955	1.14%	0.49%	0.85%	(12.96)%	(15.53)%
2021	1,382	11.19	11.34	15,624	0.80%	0.49%	0.85%	(1.93)%	(4.14)%
Empower Conservative Profile Fund, Investor Class
2025	252	13.35	12.99	3,327	2.59%	0.49%	0.85%	7.66%	7.27%
2024	278	12.40	12.11	3,412	2.92%	0.49%	0.85%	4.57%	4.19%
2023	312	11.86	11.62	3,661	2.66%	0.49%	0.85%	7.72%	7.34%
2022	495	11.01	10.83	5,413	1.86%	0.49%	0.85%	(9.18)%	(11.87)%
2021	448	12.12	12.29	5,463	2.50%	0.49%	0.85%	6.86%	4.44%
Empower International Index Fund, Investor Class
2025	295	16.67	16.27	4,889	2.47%	0.49%	0.85%	30.28%	29.81%
2024	263	12.79	12.53	3,342	2.04%	0.49%	0.85%	2.41%	2.04%
2023	244	12.49	12.28	3,033	2.23%	0.49%	0.85%	16.94%	16.52%
2022	280	10.68	10.54	2,980	1.71%	0.49%	0.85%	(14.34)%	(16.27)%
2021	342	12.47	12.59	4,295	2.11%	0.49%	0.85%	10.87%	9.15%
Empower International Value Fund, Investor Class
2025	29	20.70	20.47	593	1.81%	0.49%	0.69%	38.42%	38.15%
2024	24	14.96	14.82	354	1.56%	0.49%	0.69%	4.94%	(3.65)%
2023	20	14.25	14.17	291	1.50%	0.49%	0.65%	17.45%	17.27%
2022	21	12.13	12.02	251	1.17%	0.49%	0.85%	(15.09)%	(16.40)%
2021	20	14.29	14.37	291	3.88%	0.49%	0.85%	10.40%	9.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2015 Fund, Investor Class
2025	3	$14.58	$14.40	$48	2.49%	0.49%	0.65%	9.61%	9.43%
2024	4	13.30	12.37	48	1.23%	0.49%	0.85%	5.90%	0.51%
2023	18	12.56	12.31	220	2.97%	0.49%	0.85%	9.80%	9.40%
2022	18	11.44	11.25	201	2.07%	0.49%	0.85%	(11.53)%	(14.15)%
2021	15	12.93	13.10	198	2.65%	0.49%	0.85%	7.95%	6.53%
Empower Lifetime 2020 Fund, Investor Class
2025	29	14.89	14.71	421	2.07%	0.49%	0.65%	10.15%	9.97%
2024	51	13.52	13.38	678	2.89%	0.49%	0.65%	6.42%	6.25%
2023	51	12.70	12.59	639	2.75%	0.49%	0.65%	10.43%	10.25%
2022	51	11.50	11.42	580	2.06%	0.49%	0.65%	(12.23)%	(14.02)%
2021	49	13.11	13.28	649	1.07%	0.49%	0.85%	9.10%	7.21%
Empower Lifetime 2025 Fund, Investor Class
2025	41	15.41	15.22	630	2.41%	0.49%	0.65%	11.15%	10.98%
2024	41	13.86	13.71	568	2.36%	0.49%	0.65%	6.80%	6.63%
2023	45	12.98	12.86	584	2.43%	0.49%	0.65%	11.36%	11.19%
2022	53	11.65	11.57	614	1.66%	0.49%	0.65%	(13.11)%	(14.89)%
2021	56	13.41	13.59	753	2.08%	0.49%	0.85%	10.10%	8.19%
Empower Lifetime 2030 Fund, Investor Class
2025	47	16.05	15.85	743	2.64%	0.49%	0.65%	12.42%	12.24%
2024	49	14.27	14.12	698	2.96%	0.49%	0.65%	7.53%	7.36%
2023	43	13.27	13.16	573	2.56%	0.49%	0.65%	12.52%	12.34%
2022	46	11.80	11.71	542	1.85%	0.49%	0.65%	(13.91)%	(15.67)%
2021	48	13.70	13.89	669	2.63%	0.49%	0.85%	11.53%	10.06%
Empower Lifetime 2035 Fund, Investor Class
2025	15	16.87	16.67	249	2.13%	0.49%	0.65%	13.79%	13.61%
2024	14	14.83	14.67	208	2.15%	0.49%	0.65%	8.66%	8.48%
2023	14	13.65	13.52	191	2.00%	0.49%	0.65%	13.84%	13.66%
2022	14	11.99	11.90	168	0.81%	0.49%	0.65%	(14.91)%	(16.66)%
2021	72	14.09	14.28	1,029	2.33%	0.49%	0.85%	13.39%	11.90%

	As of December 31						For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High
Empower Lifetime 2040 Fund, Investor Class
2025	2		$17.41	$17.41	$39		2.69%	0.65%	0.65%	14.93%	14.93%
2024	2		15.15	15.15	27		2.62%	0.65%	0.65%	9.47%	9.47%
2023	2		13.84	13.84	25		2.39%	0.65%	0.65%	14.98%	14.98%
2022	2		12.04	12.04	21		1.69%	0.65%	0.65%	(16.23)%	(17.33)%
2021	2		14.37	14.56	26		2.86%	0.49%	0.85%	15.04%	13.53%
Empower Lifetime 2045 Fund, Investor Class
2025	8		18.11	17.88	150		1.77%	0.49%	0.65%	16.14%	15.96%
2024	8		15.59	15.42	129		1.94%	0.49%	0.65%	10.28%	10.10%
2023	8		14.14	14.01	117		1.77%	0.49%	0.65%	16.16%	15.97%
2022	8		12.17	12.08	101		1.43%	0.49%	0.65%	(16.12)%	(17.84)%
2021	7		14.51	14.70	101		2.53%	0.49%	0.85%	15.94%	14.42%
Empower Lifetime 2050 Fund, Investor Class
2025	5		18.28	18.28	86		2.11%	0.49%	0.49%	16.68%	16.68%
2024	5		15.67	15.67	74		2.47%	0.49%	0.49%	10.59%	10.59%
2023	5		14.17	14.17	67		2.24%	0.49%	0.49%	16.48%	16.48%
2022	5		12.16	12.16	57		1.62%	0.49%	0.49%	(16.25)%	(17.35)%
2021	5		14.52	14.72	69		1.04%	0.49%	0.85%	15.59%	14.07%
Empower Lifetime 2055 Fund, Investor Class
2025	8		18.25	18.03	143		1.06%	0.49%	0.65%	17.13%	16.94%
2024	8		15.58	15.41	122		1.24%	0.49%	0.65%	10.55%	10.37%
2023	8		14.09	13.97	111		1.24%	0.49%	0.65%	16.49%	16.30%
2022	8		12.10	12.01	95		0.98%	0.49%	0.65%	(16.44)%	(18.15)%
2021	8		14.48	14.67	116		2.18%	0.49%	0.85%	16.02%	14.01%
Empower Lifetime 2060 Fund, Investor Class
2025	5		18.88	18.67	96		2.05%	0.65%	0.85%	17.21%	16.98%
2024	5		16.11	15.96	82		2.45%	0.65%	0.85%	10.18%	9.95%
2023	5		14.62	14.51	74		4.65%	0.65%	0.85%	6.66%	15.98%
2022	0	*	12.51	12.51	0	*	2.01%	0.85%	0.85%	(17.80)%	(18.29)%
2021	0	*	15.22	15.31	0	*	2.56%	0.49%	0.85%	53.15%	52.23%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Mid Cap Value Fund, Investor Class
2025	45	$22.38	$20.62	$992	4.35%	0.49%	0.85%	7.79%	2.46%
2024	47	20.76	20.12	970	7.69%	0.49%	0.85%	15.11%	14.69%
2023	48	18.03	17.54	854	0.48%	0.49%	0.85%	14.59%	12.32%
2022	51	15.74	15.53	788	0.56%	0.49%	0.69%	(10.38)%	(13.35)%
2021	52	17.56	17.92	931	49.90%	0.49%	0.85%	30.75%	26.92%
Empower Moderate Profile Fund, Investor Class
2025	610	15.83	15.40	9,520	2.16%	0.49%	0.85%	11.41%	11.01%
2024	693	14.21	13.87	9,718	3.06%	0.49%	0.85%	7.42%	7.03%
2023	693	13.23	12.96	9,043	3.58%	0.49%	0.85%	11.39%	10.99%
2022	696	11.88	11.68	8,200	2.16%	0.49%	0.85%	(11.29)%	(13.91)%
2021	790	13.39	13.57	10,659	3.36%	0.49%	0.85%	12.51%	9.97%
Empower Moderately Aggressive Profile Fund, Investor Class
2025	247	16.89	16.69	4,123	2.10%	0.49%	0.65%	13.24%	13.06%
2024	267	14.92	14.83	3,948	3.03%	0.49%	0.85%	8.81%	10.38%
2023	294	13.71	13.43	4,004	2.21%	0.49%	0.85%	13.05%	12.64%
2022	332	12.13	11.93	3,999	1.57%	0.49%	0.85%	(12.36)%	(14.96)%
2021	323	13.84	14.02	4,511	4.59%	0.49%	0.85%	14.18%	12.20%
Empower Moderately Conservative Profile Fund, Investor Class
2025	316	14.50	14.10	4,543	2.30%	0.49%	0.85%	9.49%	9.10%
2024	336	13.24	12.93	4,415	2.84%	0.49%	0.85%	5.93%	5.54%
2023	371	12.50	12.25	4,600	3.01%	0.49%	0.85%	9.36%	8.97%
2022	448	11.43	11.24	5,085	1.71%	0.49%	0.85%	(10.07)%	(12.73)%
2021	514	12.71	12.88	6,589	3.22%	0.49%	0.85%	9.64%	7.17%
Empower Multi-Sector Bond Fund, Investor Class
2025	561	13.68	13.21	7,589	3.37%	0.49%	0.85%	7.46%	7.07%
2024	541	12.73	12.34	6,814	3.59%	0.49%	0.85%	4.63%	4.25%
2023	509	12.16	11.83	6,139	3.18%	0.49%	0.85%	7.35%	6.97%
2022	559	11.33	11.06	6,292	2.31%	0.49%	0.85%	(10.03)%	(13.94)%
2021	580	12.59	12.85	7,409	2.38%	0.49%	0.85%	2.10%	(1.63)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Real Estate Index Fund, Investor Class
2025	26	$12.00	$11.84	$318	1.53%	0.65%	0.85%	2.49%	2.28%
2024	29	11.71	11.58	336	2.65%	0.65%	0.85%	6.84%	6.63%
2023	28	10.96	10.86	311	1.47%	0.65%	0.85%	12.57%	12.35%
2022	45	9.74	9.66	436	1.47%	0.65%	0.85%	(26.49)%	(27.41)%
2021	99	13.24	13.31	1,319	0.51%	0.65%	0.85%	43.85%	42.61%
Empower SecureFoundation Balanced Fund, Investor Class
2025	7,868	19.77	18.96	152,555	2.69%	0.49%	0.85%	12.38%	11.98%
2024	8,866	17.59	16.93	153,253	2.06%	0.49%	0.85%	7.65%	7.26%
2023	10,209	16.34	15.78	164,185	2.12%	0.49%	0.85%	12.63%	12.23%
2022	11,431	14.51	14.06	163,489	1.58%	0.49%	0.85%	(12.57)%	(17.52)%
2021	12,456	16.59	17.05	209,752	2.02%	0.49%	0.85%	13.23%	7.60%
Empower Small Cap Value Fund, Investor Class
2025	58	17.93	17.60	1,034	0.00%	0.49%	0.85%	3.57%	3.20%
2024	61	17.31	17.05	1,047	0.00%	0.49%	0.85%	7.68%	7.29%
2023	62	16.08	15.89	993	0.05%	0.49%	0.85%	17.24%	16.82%
2022	67	13.71	13.61	916	0.05%	0.49%	0.85%	(10.09)%	(11.17)%
2021	87	15.25	15.32	1,327	4.39%	0.49%	0.85%	30.12%	29.48%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2025	96	20.59	20.24	1,966	0.00%	0.49%	0.69%	2.49%	2.28%
2024	84	20.09	19.79	1,678	0.00%	0.49%	0.69%	8.52%	8.30%
2023	103	18.52	18.27	1,884	0.00%	0.49%	0.69%	19.34%	19.10%
2022	120	15.52	15.34	1,849	0.02%	0.49%	0.69%	(21.87)%	(24.04)%
2021	141	19.86	20.20	2,841	0.18%	0.49%	0.85%	15.11%	12.36%
Federated Hermes Fund for U.S. Government Securities II
2025	1,258	10.73	20.16	19,218	3.93%	0.49%	0.85%	6.28%	5.90%
2024	1,294	10.09	19.04	18,744	3.65%	0.49%	0.85%	0.09%	(0.28)%
2023	1,469	10.08	19.09	21,077	2.57%	0.49%	0.85%	3.68%	3.31%
2022	1,870	9.73	18.48	25,923	1.86%	0.49%	0.85%	(10.56)%	(13.29)%
2021	2,009	10.88	21.31	31,779	2.09%	0.49%	0.85%	(2.87)%	(5.15)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Federated Hermes Managed Volatility Fund II, Primary Shares
2025	51	$35.61	$35.61	$1,832	2.95%	0.85%	0.85%	6.13%	6.13%
2024	61	33.56	33.56	2,049	2.21%	0.85%	0.85%	14.57%	14.57%
2023	63	29.29	29.29	1,864	1.93%	0.85%	0.85%	7.76%	7.76%
2022	70	27.18	27.18	1,910	1.87%	0.85%	0.85%	(14.48)%	(14.48)%
2021	72	31.78	31.78	2,275	1.83%	0.85%	0.85%	17.51%	17.51%
Franklin Small Cap Value VIP Fund, Class 2
2025	149	22.29	34.60	4,134	1.07%	0.49%	0.85%	7.13%	6.74%
2024	162	20.81	32.42	4,190	0.92%	0.49%	0.85%	11.16%	10.75%
2023	175	18.72	29.27	4,171	0.52%	0.49%	0.85%	12.20%	11.79%
2022	175	16.68	26.18	3,788	1.00%	0.49%	0.85%	(8.02)%	(13.58)%
2021	158	18.14	30.30	3,870	1.03%	0.49%	0.85%	28.26%	21.38%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares
2025	-	-	-	-	0.00%	0.49%	0.69%	(0.92)%	(0.97)%
2024	5	12.14	11.93	59	2.76%	0.49%	0.69%	2.78%	2.57%
2023	5	11.81	11.63	58	6.66%	0.49%	0.69%	7.24%	7.03%
2022	5	11.01	10.87	54	3.12%	0.49%	0.69%	(5.07)%	(8.22)%
2021	7	11.60	11.84	80	1.50%	0.49%	0.85%	5.30%	2.21%
Invesco V.I. Comstock Fund, Series I
2025	162	28.92	49.57	6,780	1.68%	0.49%	0.85%	16.87%	16.45%
2024	184	24.74	42.57	6,669	1.75%	0.49%	0.85%	14.61%	14.20%
2023	210	21.59	37.28	6,766	1.74%	0.49%	0.85%	11.81%	11.41%
2022	271	19.31	33.46	7,611	1.88%	0.49%	0.85%	3.42%	(3.02)%
2021	191	18.67	34.50	5,738	1.80%	0.49%	0.85%	36.71%	29.13%
Invesco V.I. Core Equity Fund, Series I
2025	57	79.35	79.35	4,549	0.64%	0.85%	0.85%	15.18%	15.18%
2024	62	68.89	68.89	4,323	0.71%	0.85%	0.85%	24.54%	24.54%
2023	64	55.31	55.31	3,533	0.74%	0.85%	0.85%	22.32%	22.32%
2022	66	45.22	45.22	3,015	0.92%	0.85%	0.85%	(21.22)%	(21.22)%
2021	68	57.40	57.40	3,921	0.66%	0.85%	0.85%	26.66%	26.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. EQV International Equity Fund, Series I
2025	508	$16.22	$22.64	$10,943	1.41%	0.49%	0.85%	15.93%	15.51%
2024	564	13.99	19.60	10,499	1.68%	0.49%	0.85%	0.12%	(0.24)%
2023	645	13.97	19.65	11,950	0.19%	0.49%	0.85%	17.57%	17.15%
2022	723	11.88	16.77	11,312	1.71%	0.49%	0.85%	(16.45)%	(21.50)%
2021	762	14.22	21.37	14,696	1.25%	0.49%	0.85%	8.34%	2.53%
Invesco V.I. Global Fund, Series I
2025	551	27.65	75.78	32,934	0.00%	0.49%	0.85%	14.76%	14.35%
2024	625	24.10	66.27	32,029	0.00%	0.49%	0.85%	15.50%	15.08%
2023	692	20.86	57.59	30,516	0.22%	0.49%	0.85%	34.08%	33.60%
2022	746	15.56	43.10	24,757	0.00%	0.49%	0.85%	(30.22)%	(32.34)%
2021	778	22.30	63.71	38,708	0.00%	0.49%	0.85%	14.51%	11.83%
Invesco V.I. Growth and Income Fund, Series I
2025	212	26.98	47.14	9,658	1.46%	0.49%	0.85%	15.05%	14.64%
2024	237	23.45	41.12	9,433	1.47%	0.49%	0.85%	15.43%	15.01%
2023	255	20.32	35.75	8,735	1.56%	0.49%	0.85%	12.11%	11.71%
2022	279	18.12	32.00	8,600	1.65%	0.49%	0.85%	(3.61)%	(9.59)%
2021	293	18.80	35.40	9,622	1.50%	0.49%	0.85%	31.71%	24.43%
Invesco V.I. High Yield Fund, Series I
2025	152	14.33	32.13	3,702	6.75%	0.49%	0.85%	6.20%	5.82%
2024	170	13.50	30.36	3,832	5.42%	0.49%	0.85%	7.20%	6.81%
2023	209	12.59	28.43	4,138	5.08%	0.49%	0.85%	9.64%	9.25%
2022	199	11.48	26.02	3,793	4.60%	0.49%	0.85%	(7.50)%	(10.32)%
2021	212	12.42	29.01	4,443	4.88%	0.49%	0.85%	3.50%	1.07%
Invesco V.I. International Growth Fund, Series I
2025	359	15.28	31.85	9,566	0.34%	0.49%	0.85%	15.75%	15.34%
2024	418	13.20	27.62	9,675	0.64%	0.49%	0.85%	(2.15)%	(2.51)%
2023	476	13.49	28.33	11,001	0.58%	0.49%	0.85%	20.47%	20.04%
2022	546	11.20	23.60	10,664	0.00%	0.49%	0.85%	(25.48)%	(30.12)%
2021	577	15.03	33.77	15,361	0.00%	0.49%	0.85%	12.99%	6.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Main Street Mid Cap Fund, Series I
2025	43	$42.16	$40.78	$1,738	0.32%	0.65%	0.85%	8.48%	8.27%
2024	50	38.86	37.66	1,849	0.39%	0.65%	0.85%	16.30%	16.07%
2023	43	33.41	32.45	1,358	0.27%	0.65%	0.85%	13.73%	13.50%
2022	50	29.38	28.59	1,414	0.35%	0.65%	0.85%	66.98%	(17.11)%
2021	61	17.59	34.49	2,039	0.45%	0.49%	0.85%	25.34%	(37.54)%
Invesco V.I. Main Street Small Cap Fund, Series I
2025	85	26.69	25.92	2,226	0.38%	0.49%	0.85%	8.17%	7.78%
2024	141	24.67	24.05	3,444	0.00%	0.49%	0.85%	12.13%	11.73%
2023	94	22.00	21.52	2,045	1.08%	0.49%	0.85%	17.55%	17.13%
2022	113	18.72	18.38	2,095	0.54%	0.49%	0.85%	(13.92)%	(17.81)%
2021	110	21.75	22.36	2,442	0.33%	0.49%	0.85%	23.39%	18.67%
Invesco V.I. Small Cap Equity Fund, Series I
2025	70	23.49	51.21	2,679	0.00%	0.49%	0.85%	7.52%	7.13%
2024	74	21.85	47.80	2,539	0.13%	0.49%	0.85%	17.51%	17.09%
2023	76	18.59	40.82	2,232	0.00%	0.49%	0.85%	16.01%	15.59%
2022	81	16.03	35.32	2,059	0.00%	0.49%	0.85%	(18.71)%	(23.15)%
2021	100	19.72	45.96	3,131	0.17%	0.49%	0.85%	22.45%	16.59%
Invesco V.I. Technology Fund, Series I
2025	214	46.70	91.89	6,532	0.00%	0.49%	0.85%	19.88%	19.45%
2024	226	38.96	76.93	5,439	0.00%	0.49%	0.85%	33.61%	33.13%
2023	230	29.16	57.78	4,039	0.00%	0.49%	0.85%	46.23%	45.70%
2022	238	19.94	39.66	2,817	0.00%	0.49%	0.85%	58.83%	(40.46)%
2021	262	12.55	66.61	5,552	0.00%	0.49%	0.85%	13.44%	(57.16)%
Janus Henderson VIT Balanced Portfolio, Institutional Shares
2025	472	26.05	58.01	16,766	2.04%	0.49%	0.85%	14.54%	14.13%
2024	488	22.75	50.82	15,157	2.07%	0.49%	0.85%	14.86%	14.44%
2023	591	19.80	44.41	15,823	2.09%	0.49%	0.85%	14.85%	14.44%
2022	640	17.24	38.81	14,918	1.23%	0.49%	0.85%	(15.54)%	(18.85)%
2021	692	20.41	47.82	19,497	0.90%	0.49%	0.85%	18.71%	14.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	4,448	$24.85	$39.05	$136,151	1.69%	0.65%	0.85%	14.08%	13.85%
2024	5,094	21.78	34.30	135,141	1.74%	0.65%	0.85%	14.40%	14.17%
2023	5,523	19.04	30.04	127,207	1.78%	0.65%	0.85%	14.39%	14.16%
2022	5,900	16.65	26.32	118,841	0.96%	0.65%	0.85%	(15.89)%	(19.71)%
2021	6,467	19.79	32.78	157,249	0.66%	0.65%	0.85%	19.37%	14.40%
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
2025	866	12.02	25.16	13,091	5.23%	0.49%	0.85%	6.88%	6.49%
2024	902	11.25	23.62	13,105	4.85%	0.49%	0.85%	1.46%	1.09%
2023	967	11.09	23.37	13,790	4.30%	0.49%	0.85%	4.99%	4.61%
2022	949	10.56	22.34	13,244	2.41%	0.49%	0.85%	(12.77)%	(14.39)%
2021	1,155	12.10	26.09	18,450	1.99%	0.49%	0.85%	(1.74)%	(2.87)%
Janus Henderson VIT Flexible Bond Portfolio, Service Shares
2025	1,817	11.47	16.93	30,640	4.48%	0.65%	0.85%	6.53%	6.32%
2024	1,844	10.77	15.93	29,113	4.09%	0.65%	0.85%	0.96%	0.76%
2023	2,077	10.66	15.81	32,361	3.65%	0.65%	0.85%	4.61%	4.40%
2022	2,105	10.19	15.14	31,510	1.98%	0.65%	0.85%	(13.15)%	(17.10)%
2021	2,316	11.74	18.26	40,373	1.62%	0.65%	0.85%	0.97%	(3.23)%
Janus Henderson VIT Global Research Portfolio, Institutional Shares
2025	433	32.22	76.13	19,629	0.56%	0.49%	0.85%	20.33%	19.89%
2024	482	26.77	63.50	18,260	0.77%	0.49%	0.85%	22.98%	22.53%
2023	461	21.77	51.82	14,505	0.92%	0.49%	0.85%	26.16%	25.71%
2022	502	17.26	41.23	12,686	1.04%	0.49%	0.85%	(17.58)%	(20.09)%
2021	533	20.94	51.59	16,764	0.52%	0.49%	0.85%	17.09%	14.34%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2025	27	74.90	73.19	1,988	0.00%	0.49%	0.69%	24.54%	24.29%
2024	29	60.14	58.88	1,727	0.00%	0.49%	0.69%	31.45%	31.19%
2023	32	45.75	44.88	1,433	0.00%	0.49%	0.69%	53.79%	53.49%
2022	40	29.75	29.24	1,193	0.00%	0.49%	0.69%	(36.30)%	(38.33)%
2021	42	46.70	47.42	1,958	0.20%	0.49%	0.69%	18.99%	15.67%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2025	232	$71.51	$72.31	$16,862	0.00%	0.65%	0.85%	24.03%	23.79%
2024	316	57.66	58.42	18,504	0.00%	0.65%	0.85%	30.90%	30.64%
2023	353	44.05	44.72	15,764	0.00%	0.65%	0.85%	53.28%	52.98%
2022	349	28.74	29.23	10,158	0.00%	0.65%	0.85%	(36.58)%	(38.60)%
2021	450	45.31	47.61	20,984	0.11%	0.65%	0.85%	18.55%	15.22%
Janus Henderson VIT Overseas Portfolio, Institutional Shares
2025	72	48.65	48.65	3,525	1.44%	0.85%	0.85%	27.78%	27.78%
2024	76	38.07	38.07	2,909	1.36%	0.85%	0.85%	4.94%	4.94%
2023	82	36.28	36.28	3,006	1.52%	0.85%	0.85%	9.94%	9.94%
2022	87	33.00	33.00	2,908	1.75%	0.85%	0.85%	(9.38)%	(9.38)%
2021	95	36.42	36.42	3,494	1.14%	0.85%	0.85%	12.62%	12.62%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	107	18.08	18.08	1,972	1.37%	0.85%	0.85%	27.49%	27.49%
2024	100	14.18	14.18	1,460	1.29%	0.85%	0.85%	4.68%	4.68%
2023	104	13.55	13.55	1,438	1.34%	0.85%	0.85%	9.65%	9.65%
2022	121	12.36	12.36	1,529	1.68%	0.85%	0.85%	(9.61)%	(9.61)%
2021	131	13.67	13.67	1,819	1.07%	0.85%	0.85%	12.33%	12.33%
Janus Henderson VIT Research Portfolio, Institutional Shares
2025	97	119.71	119.71	11,774	0.12%	0.85%	0.85%	17.39%	17.39%
2024	122	101.98	101.98	12,557	0.03%	0.85%	0.85%	34.16%	34.16%
2023	131	76.01	76.01	10,023	0.14%	0.85%	0.85%	41.96%	41.96%
2022	140	53.54	53.54	7,574	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	147	77.02	77.02	11,410	0.10%	0.85%	0.85%	19.31%	19.31%
Lazard Retirement Emerging Markets Equity Portfolio, Service Shares
2025	599	16.53	28.89	14,836	2.72%	0.49%	0.85%	41.07%	40.57%
2024	646	11.72	20.55	11,355	3.31%	0.49%	0.85%	6.91%	6.52%
2023	680	10.96	19.29	11,064	4.77%	0.49%	0.85%	21.68%	21.24%
2022	747	9.01	15.91	10,119	3.31%	0.49%	0.85%	(13.19)%	(17.94)%
2021	794	10.38	19.39	12,637	1.81%	0.49%	0.85%	7.26%	2.12%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
2025	188	$11.52	$11.28	$2,149	4.44%	0.49%	0.85%	5.38%	5.00%
2024	188	10.93	10.74	2,045	4.42%	0.49%	0.85%	4.62%	4.24%
2023	303	10.44	10.31	3,154	5.30%	0.49%	0.85%	4.54%	4.16%
2022	240	9.99	9.90	2,394	2.49%	0.49%	0.85%	(4.95)%	(6.43)%
2021	303	10.51	10.57	3,200	2.87%	0.49%	0.85%	0.27%	(0.47)%
LVIP American Century Balanced Fund, Standard Class II
2025	1,046	20.96	39.46	27,990	1.85%	0.49%	0.85%	9.08%	8.69%
2024	1,127	19.22	36.30	27,485	1.99%	0.49%	0.85%	11.51%	11.11%
2023	1,321	17.23	32.67	29,019	1.93%	0.49%	0.85%	15.84%	15.43%
2022	1,466	14.88	28.31	28,057	1.20%	0.49%	0.85%	(15.39)%	(19.67)%
2021	1,572	17.58	35.23	36,539	0.72%	0.49%	0.85%	17.22%	12.10%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	279	25.71	52.77	10,576	1.67%	0.49%	0.85%	14.30%	13.89%
2024	303	22.50	46.33	10,177	1.32%	0.49%	0.85%	12.54%	12.13%
2023	318	19.99	41.32	9,541	1.54%	0.49%	0.85%	8.12%	7.74%
2022	368	18.49	38.36	10,138	1.79%	0.49%	0.85%	(10.75)%	(13.47)%
2021	347	20.72	44.33	11,114	1.08%	0.49%	0.85%	22.60%	19.73%
LVIP American Century International Fund, Standard Class II
2025	278	16.62	41.17	6,794	1.13%	0.49%	0.85%	15.42%	15.00%
2024	314	14.40	35.80	6,811	1.69%	0.49%	0.85%	2.10%	1.73%
2023	316	14.10	35.19	6,733	1.40%	0.49%	0.85%	12.02%	11.62%
2022	363	12.59	31.53	6,766	1.50%	0.49%	0.85%	(23.05)%	(25.39)%
2021	371	16.36	42.26	9,324	0.16%	0.49%	0.85%	7.83%	5.30%
LVIP American Century Mid Cap Value Fund, Service Class
2025	234	24.06	54.94	9,829	1.54%	0.49%	0.85%	8.30%	7.91%
2024	272	22.21	50.91	10,859	2.37%	0.49%	0.85%	7.99%	7.60%
2023	302	20.57	47.32	11,156	2.15%	0.49%	0.85%	5.51%	5.13%
2022	325	19.49	45.01	11,310	2.10%	0.49%	0.85%	0.85%	(4.66)%
2021	299	19.33	47.21	10,919	1.00%	0.49%	0.85%	25.10%	19.11%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Value Fund, Standard Class II
2025	412	$25.78	$56.85	$19,314	1.59%	0.49%	0.85%	15.45%	15.04%
2024	483	22.33	49.42	19,381	2.76%	0.49%	0.85%	8.94%	8.55%
2023	602	20.49	45.52	22,265	2.37%	0.49%	0.85%	8.57%	8.18%
2022	668	18.88	42.08	22,770	2.05%	0.49%	0.85%	2.82%	(3.09)%
2021	787	18.36	43.43	26,261	1.75%	0.49%	0.85%	27.01%	20.56%
LVIP Baron Growth Opportunities Fund, Service Class
2025	270	22.43	73.47	15,228	0.00%	0.49%	0.85%	(10.51)%	(10.84)%
2024	303	25.07	82.40	19,463	0.23%	0.49%	0.85%	4.92%	4.55%
2023	328	23.89	78.82	19,844	0.00%	0.49%	0.85%	17.23%	16.81%
2022	353	20.38	67.48	18,522	0.00%	0.49%	0.85%	(24.14)%	(26.46)%
2021	425	26.86	91.75	30,659	0.00%	0.49%	0.85%	17.71%	14.95%
LVIP BlackRock Equity Dividend Fund, Standard Class
2025	56	18.56	17.99	1,031	1.57%	0.49%	0.85%	12.87%	12.47%
2024	66	16.44	15.99	1,071	1.94%	0.49%	0.85%	6.66%	6.27%
2023	68	15.42	15.05	1,046	1.68%	0.49%	0.85%	2.99%	2.62%
2022	75	14.97	14.80	1,124	1.64%	0.49%	0.69%	(2.84)%	(4.83)%
2021	101	15.41	15.55	1,564	6.30%	0.49%	0.69%	23.44%	20.69%
LVIP JPMorgan Core Bond Fund, Standard Class
2025	136	10.11	9.99	1,363	3.52%	0.49%	0.69%	6.88%	6.66%
2024	124	9.46	9.37	1,169	5.35%	0.49%	0.69%	1.22%	1.02%
2023	100	9.34	9.27	933	3.58%	0.49%	0.69%	5.39%	5.18%
2022	38	8.86	8.82	337	1.89%	0.49%	0.69%	(14.60)%	(13.47)%
2021	62	10.38	10.19	631	1.87%	0.49%	0.85%	(1.71)%	0.00%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2025	85	23.00	60.94	2,915	0.57%	0.49%	0.85%	9.73%	9.34%
2024	99	20.96	55.74	2,992	0.75%	0.49%	0.85%	11.16%	10.76%
2023	112	18.85	50.32	3,035	1.42%	0.49%	0.85%	12.55%	12.15%
2022	101	16.75	44.87	2,587	0.45%	0.49%	0.85%	(17.51)%	(20.03)%
2021	110	20.31	56.12	3,588	0.58%	0.49%	0.85%	20.36%	17.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP Nomura SMID Cap Core Fund, Standard Class
2025	148	$28.48	$67.80	$7,429	0.57%	0.49%	0.85%	8.32%	7.93%
2024	159	26.30	62.81	7,334	0.59%	0.49%	0.85%	14.17%	13.75%
2023	172	23.03	55.22	6,998	1.07%	0.49%	0.85%	15.88%	15.47%
2022	202	19.88	47.82	6,966	0.43%	0.49%	0.85%	(11.77)%	(17.26)%
2021	228	22.53	57.80	9,405	0.93%	0.49%	0.85%	26.27%	19.26%
MFS VIT II Core Equity Portfolio, Service Class
2025	7	21.50	21.31	159	0.23%	0.49%	0.65%	11.67%	11.50%
2024	7	19.26	19.11	140	0.48%	0.49%	0.65%	19.28%	19.09%
2023	4	16.14	16.05	70	0.32%	0.49%	0.65%	5.04%	22.00%
2022	4	13.16	13.16	51	0.09%	0.65%	0.65%	(17.74)%	(18.24)%
2021	4	15.99	16.09	65	0.32%	0.49%	0.85%	24.58%	23.83%
MFS VIT II International Growth Portfolio, Initial Class
2025	126	17.25	16.84	2,163	0.94%	0.49%	0.85%	20.52%	7.44%
2024	125	14.31	13.92	1,781	0.95%	0.49%	0.85%	8.47%	7.24%
2023	134	13.20	12.98	1,755	1.08%	0.49%	0.85%	14.16%	13.75%
2022	125	11.56	11.41	1,441	0.62%	0.49%	0.85%	(14.55)%	(16.48)%
2021	91	13.53	13.66	1,238	0.56%	0.49%	0.85%	9.39%	7.69%
MFS VIT II International Intrinsic Value Portfolio, Service Class
2025	1,058	24.48	49.01	39,383	1.34%	0.49%	0.85%	32.31%	31.84%
2024	1,177	18.50	37.18	33,240	1.11%	0.49%	0.85%	6.44%	6.06%
2023	1,321	17.38	35.05	35,199	0.47%	0.49%	0.85%	16.80%	16.38%
2022	1,406	14.88	30.12	31,926	0.49%	0.49%	0.85%	(22.02)%	(26.29)%
2021	1,566	19.09	40.86	46,747	0.14%	0.49%	0.85%	12.15%	6.78%
MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class
2025	17	14.54	14.19	251	0.96%	0.49%	0.85%	5.24%	4.86%
2024	19	13.82	13.54	262	0.90%	0.49%	0.85%	4.43%	4.06%
2023	21	13.23	13.01	282	0.76%	0.49%	0.85%	18.38%	17.95%
2022	14	11.18	11.03	152	0.75%	0.49%	0.85%	(17.99)%	(19.84)%
2021	15	13.63	13.76	202	0.93%	0.49%	0.85%	29.44%	27.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT III Mid Cap Value Portfolio, Initial Class
2025	29	$20.61	$20.26	$594	1.01%	0.49%	0.69%	5.46%	5.25%
2024	35	19.54	17.81	687	1.20%	0.49%	0.85%	13.19%	5.66%
2023	54	17.27	16.86	922	1.78%	0.49%	0.85%	12.18%	11.77%
2022	71	15.39	15.08	1,081	0.98%	0.49%	0.85%	(7.69)%	(11.07)%
2021	68	16.67	16.96	1,153	0.82%	0.49%	0.85%	32.09%	28.17%
MFS VIT Utilities Series, Service Class
2025	219	19.61	27.67	5,752	2.74%	0.49%	0.85%	14.20%	13.79%
2024	232	17.17	24.32	5,312	2.05%	0.49%	0.85%	10.80%	10.40%
2023	286	15.49	22.03	5,834	2.88%	0.49%	0.85%	(2.81)%	(3.16)%
2022	382	15.94	22.74	8,214	2.34%	0.49%	0.85%	2.78%	(3.05)%
2021	319	15.51	23.46	6,738	1.55%	0.49%	0.85%	15.98%	10.19%
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2024	-	-	-	-	9.31%	0.85%	0.85%	14.53%	14.53%
2023	51	51.16	51.16	2,659	2.26%	0.85%	0.85%	13.55%	13.55%
2022	59	45.05	45.05	2,699	1.22%	0.85%	0.85%	(27.67)%	(27.67)%
2021	65	62.29	62.29	4,140	2.00%	0.85%	0.85%	38.62%	38.62%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
2025	22	19.32	28.09	567	0.00%	0.49%	0.85%	10.80%	10.40%
2024	28	17.43	25.45	647	0.27%	0.49%	0.85%	8.13%	7.74%
2023	29	16.12	23.62	641	0.50%	0.49%	0.85%	10.15%	9.75%
2022	34	14.64	21.52	661	0.15%	0.49%	0.85%	(7.90)%	(13.44)%
2021	34	15.89	24.86	735	0.26%	0.49%	0.85%	35.54%	28.31%
Neuberger Berman AMT Quality Equity Portfolio, Class S
2025	33	30.36	30.36	999	0.00%	0.49%	0.49%	12.88%	12.88%
2024	34	26.89	26.89	909	0.00%	0.49%	0.49%	24.90%	24.90%
2023	34	21.53	21.53	728	0.07%	0.49%	0.49%	25.95%	25.95%
2022	42	17.09	17.09	714	0.12%	0.49%	0.49%	(17.96)%	(19.05)%
2021	42	20.84	21.12	883	0.18%	0.49%	0.69%	22.56%	20.94%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Nomura VIP Emerging Markets Series, Standard Class
2025	200	$22.79	$22.91	$4,584	1.62%	0.49%	0.85%	80.38%	79.73%
2024	257	12.64	12.75	3,265	2.73%	0.49%	0.85%	4.57%	4.20%
2023	296	12.08	12.23	3,608	1.67%	0.49%	0.85%	13.24%	12.83%
2022	355	10.67	10.84	3,788	4.29%	0.49%	0.85%	(25.94)%	(29.29)%
2021	368	14.41	15.33	5,439	0.33%	0.49%	0.85%	(2.17)%	(5.92)%
Nomura VIP International Core Equity Series, Service Class
2025	99	16.27	15.66	1,596	0.39%	0.49%	0.85%	23.56%	23.12%
2024	109	13.17	12.72	1,422	1.26%	0.49%	0.85%	3.28%	2.91%
2023	124	12.75	12.36	1,578	1.58%	0.49%	0.85%	15.06%	14.65%
2022	142	11.08	10.78	1,568	2.29%	0.49%	0.85%	(12.65)%	(17.04)%
2021	148	12.69	12.99	1,916	1.08%	0.49%	0.85%	15.96%	10.92%
Nomura VIP International Core Equity Series, Standard Class
2025	16	12.44	12.40	201	1.31%	0.49%	0.69%	23.94%	23.70%
2024	21	10.04	10.03	214	1.43%	0.49%	0.69%	0.40%	0.26%
Nomura VIP Small Cap Value Series, Standard Class
2025	303	21.91	64.74	17,746	1.31%	0.49%	0.85%	7.63%	7.25%
2024	343	20.36	60.37	19,143	1.36%	0.49%	0.85%	10.77%	10.37%
2023	380	18.38	54.69	19,030	0.96%	0.49%	0.85%	8.91%	8.52%
2022	407	16.87	50.40	18,830	0.84%	0.49%	0.85%	(10.09)%	(26.44)%
2021	475	18.77	68.52	23,786	0.85%	0.49%	0.85%	57.94%	30.16%
NVIT Mid Cap Index Fund, Class II
2025	425	25.35	69.52	20,054	0.99%	0.49%	0.85%	6.29%	5.91%
2024	497	23.85	65.64	22,754	0.88%	0.49%	0.85%	12.69%	12.28%
2023	513	21.16	58.46	20,730	1.08%	0.49%	0.85%	15.25%	14.84%
2022	532	18.36	50.91	18,965	1.00%	0.49%	0.85%	(11.59)%	(16.27)%
2021	565	20.77	60.80	23,139	1.11%	0.49%	0.85%	25.87%	20.07%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class
2025	265	$9.84	$9.44	$2,552	2.86%	0.49%	0.85%	18.21%	17.79%
2024	308	8.32	8.01	2,518	2.20%	0.49%	0.85%	3.65%	3.27%
2023	327	8.03	7.76	2,575	17.51%	0.49%	0.85%	(8.30)%	(8.63)%
2022	416	8.76	8.49	3,588	22.01%	0.49%	0.85%	11.32%	4.79%
2021	306	7.87	8.10	2,443	4.59%	0.49%	0.85%	35.88%	28.83%
PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class
2025	67	13.09	12.70	875	6.82%	0.49%	0.85%	14.42%	14.00%
2024	59	11.44	11.14	668	6.46%	0.49%	0.85%	7.00%	6.62%
2023	66	10.70	10.44	708	5.71%	0.49%	0.85%	10.57%	10.17%
2022	71	9.67	9.48	683	4.82%	0.49%	0.85%	(14.73)%	(17.79)%
2021	66	11.34	11.53	760	4.48%	0.49%	0.85%	(2.32)%	(4.63)%
PIMCO VIT High Yield Portfolio, Administrative Class
2025	987	15.90	31.03	24,728	6.29%	0.49%	0.85%	8.42%	8.03%
2024	903	14.66	28.73	22,861	5.84%	0.49%	0.85%	6.36%	5.98%
2023	969	13.79	27.11	22,879	5.67%	0.49%	0.85%	11.67%	11.27%
2022	1,196	12.34	24.36	25,371	5.03%	0.49%	0.85%	(8.23)%	(29.86)%
2021	1,764	13.45	34.73	37,942	4.45%	0.49%	0.85%	30.32%	0.32%
PIMCO VIT Low Duration Portfolio, Administrative Class
2025	4,266	11.28	14.55	57,849	3.95%	0.49%	0.85%	5.01%	4.63%
2024	4,452	10.75	13.91	58,352	3.99%	0.49%	0.85%	3.98%	3.61%
2023	4,639	10.33	13.42	58,442	3.60%	0.49%	0.85%	4.46%	4.09%
2022	5,090	9.89	12.89	61,148	1.65%	0.49%	0.85%	(3.60)%	(9.57)%
2021	5,897	10.26	14.26	75,872	0.52%	0.49%	0.85%	1.53%	(4.07)%
PIMCO VIT Real Return Portfolio, Administrative Class
2025	249	12.24	12.07	3,035	3.33%	0.49%	0.85%	7.32%	6.94%
2024	269	11.40	11.29	3,053	2.58%	0.49%	0.85%	1.63%	1.26%
2023	264	11.22	11.15	2,954	3.00%	0.49%	0.85%	3.16%	2.79%
2022	284	10.88	10.84	3,078	6.28%	0.49%	0.85%	(11.00)%	(13.61)%
2021	306	12.22	12.55	3,794	4.97%	0.49%	0.85%	5.86%	3.49%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT Total Return Portfolio, Administrative Class
2025	7,263	$12.11	$18.23	$113,642	4.11%	0.49%	0.85%	8.36%	7.97%
2024	7,530	11.18	16.89	109,419	4.04%	0.49%	0.85%	2.03%	1.66%
2023	7,602	10.96	16.61	108,412	3.56%	0.49%	0.85%	5.42%	5.04%
2022	7,843	10.39	15.81	106,703	2.60%	0.49%	0.85%	(12.35)%	(17.80)%
2021	8,818	11.86	19.24	139,410	1.82%	0.49%	0.85%	1.21%	(4.40)%
Prudential Series Fund Natural Resources Portfolio, Class II
2025	-	-	-	-	0.00%	0.49%	0.85%	(7.95)%	(8.04)%
2024	28	9.82	15.85	429	0.00%	0.49%	0.85%	3.44%	3.07%
2023	29	9.49	15.38	430	0.00%	0.49%	0.85%	1.09%	0.72%
2022	32	9.39	15.27	464	0.00%	0.49%	0.85%	22.80%	17.50%
2021	41	7.64	12.99	511	0.00%	0.49%	0.85%	27.15%	22.54%
Prudential Series Fund PGIM Jennison Blend Portfolio, Class II
2025	39	35.90	72.12	2,757	0.00%	0.49%	0.85%	31.74%	17.05%
2024	33	63.57	61.61	2,001	0.00%	0.65%	0.85%	24.99%	24.73%
2023	33	50.86	49.40	1,643	0.00%	0.65%	0.85%	31.13%	30.87%
2022	41	38.79	37.74	1,557	0.00%	0.65%	0.85%	57.32%	(27.88)%
2021	42	24.66	52.33	2,138	0.00%	0.49%	0.85%	21.91%	(43.89)%
Putnam VT Core Equity Fund, Class IA
2025	96	42.42	41.70	4,044	0.69%	0.49%	0.85%	16.54%	16.12%
2024	107	36.40	35.91	3,844	0.85%	0.49%	0.85%	26.70%	26.24%
2023	88	28.73	28.45	2,511	0.69%	0.49%	0.85%	27.73%	27.28%
2022	67	22.49	22.35	1,499	1.38%	0.49%	0.85%	(13.62)%	(17.53)%
2021	58	26.04	27.10	1,550	0.95%	0.49%	0.85%	32.22%	27.16%
Putnam VT Global Asset Allocation Fund, Class IA
2025	44	21.89	21.14	938	2.44%	0.49%	0.85%	14.13%	13.72%
2024	42	19.18	18.59	784	2.33%	0.49%	0.85%	16.06%	15.64%
2023	44	16.53	16.08	714	1.92%	0.49%	0.85%	17.21%	16.79%
2022	56	14.10	13.77	770	1.66%	0.49%	0.85%	(14.50)%	(18.22)%
2021	59	16.49	16.83	973	0.91%	0.49%	0.85%	15.62%	11.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Global Health Care Fund, Class IB
2025	75	$26.94	$40.47	$2,994	0.00%	0.49%	0.85%	14.49%	14.08%
2024	82	23.53	35.47	2,828	0.50%	0.49%	0.85%	0.93%	0.56%
2023	126	23.32	35.27	4,317	0.31%	0.49%	0.85%	8.60%	8.21%
2022	140	21.47	32.60	4,438	0.41%	0.49%	0.85%	(2.51)%	(7.47)%
2021	153	22.02	35.23	5,163	1.09%	0.49%	0.85%	20.94%	15.61%
Putnam VT Income Fund, Class IA
2025	488	11.36	10.93	5,463	5.02%	0.49%	0.85%	6.92%	6.54%
2024	515	10.62	10.26	5,402	5.51%	0.49%	0.85%	2.05%	1.69%
2023	488	10.41	10.09	5,029	5.97%	0.49%	0.85%	4.45%	4.07%
2022	502	9.96	9.69	4,952	5.90%	0.49%	0.85%	(11.81)%	(16.25)%
2021	551	11.30	11.57	6,332	1.62%	0.49%	0.85%	(2.94)%	(7.16)%
Putnam VT International Equity Fund, Class IA
2025	131	21.86	21.44	2,836	0.26%	0.49%	0.69%	37.33%	37.05%
2024	100	15.92	14.87	1,581	2.42%	0.49%	0.85%	2.73%	(1.30)%
2023	102	15.49	15.07	1,561	0.26%	0.49%	0.85%	18.28%	17.85%
2022	100	13.10	12.79	1,299	1.81%	0.49%	0.85%	(13.24)%	(17.02)%
2021	97	15.10	15.41	1,482	1.38%	0.49%	0.85%	10.40%	6.36%
Putnam VT International Value Fund, Class IA
2025	82	20.36	19.60	1,653	1.21%	0.49%	0.85%	34.41%	33.93%
2024	75	15.15	14.63	1,135	2.59%	0.49%	0.85%	4.92%	4.54%
2023	84	14.44	14.00	1,207	1.62%	0.49%	0.85%	18.50%	18.07%
2022	87	12.19	11.85	1,057	2.13%	0.49%	0.85%	(4.90)%	(9.68)%
2021	93	12.81	13.12	1,219	2.31%	0.49%	0.85%	16.02%	11.99%
Putnam VT Large Cap Value Fund, Class IB
2025	443	34.04	57.23	21,289	1.47%	0.49%	0.85%	19.76%	19.33%
2024	545	28.42	47.96	21,100	1.04%	0.49%	0.85%	18.56%	18.13%
2023	508	23.98	40.60	16,904	2.07%	0.49%	0.85%	15.10%	14.69%
2022	579	20.83	35.40	16,564	1.40%	0.49%	0.85%	(0.92)%	(6.17)%
2021	582	21.02	37.73	17,294	1.16%	0.49%	0.85%	29.21%	23.26%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Mortgage Securities Fund, Class IB
2025	281	$11.15	$11.87	$3,322	8.17%	0.49%	0.85%	8.55%	8.16%
2024	261	10.27	10.98	2,848	4.42%	0.49%	0.85%	4.24%	3.87%
2023	242	9.85	10.57	2,512	15.35%	0.49%	0.85%	4.76%	4.38%
2022	265	9.40	10.12	2,652	9.85%	0.49%	0.85%	(8.03)%	(12.89)%
2021	356	10.22	11.62	3,909	0.00%	0.49%	0.85%	(2.33)%	(6.82)%
Putnam VT Small Cap Value Fund, Class IA
2025	23	21.45	21.00	499	0.94%	0.65%	0.85%	4.77%	4.57%
2024	23	20.48	20.08	477	0.97%	0.65%	0.85%	5.78%	5.57%
2023	19	19.36	19.02	374	0.50%	0.65%	0.85%	23.33%	23.09%
2022	12	15.69	15.45	192	0.67%	0.65%	0.85%	(12.19)%	(14.69)%
2021	9	17.87	18.11	163	1.23%	0.65%	0.85%	40.92%	37.47%
Royce Capital Fund Small-Cap Portfolio, Service Class
2025	76	39.09	37.81	2,888	1.79%	0.65%	0.85%	8.02%	7.81%
2024	86	36.19	35.07	3,032	0.96%	0.65%	0.85%	2.59%	2.38%
2023	94	35.28	34.26	3,254	0.68%	0.65%	0.85%	24.72%	24.47%
2022	101	28.28	27.52	2,794	0.08%	0.65%	0.85%	97.35%	(12.43)%
2021	112	14.33	31.43	3,456	1.21%	0.49%	0.85%	30.63%	25.88%
Schwab Government Money Market Portfolio
2025	12,590	11.47	14.40	154,722	4.03%	0.49%	0.85%	3.60%	3.22%
2024	14,065	11.07	13.95	166,994	4.95%	0.49%	0.85%	4.55%	4.17%
2023	14,590	10.59	13.39	165,245	4.78%	0.49%	0.85%	4.37%	4.00%
2022	15,833	10.15	12.88	171,626	1.48%	0.49%	0.85%	3.75%	0.59%
2021	13,156	9.78	12.80	142,709	0.06%	0.49%	0.85%	(0.79)%	(3.12)%
Schwab S&P 500 Index Portfolio
2025	10,894	40.99	121.73	614,321	1.14%	0.49%	0.85%	17.25%	16.83%
2024	12,567	34.96	104.20	607,462	1.44%	0.49%	0.85%	24.34%	23.89%
2023	13,844	28.11	84.10	537,550	1.41%	0.49%	0.85%	25.61%	25.16%
2022	15,106	22.38	67.20	466,558	1.25%	0.49%	0.85%	(16.26)%	(18.81)%
2021	16,187	26.73	82.76	615,857	1.26%	0.49%	0.85%	27.58%	24.59%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Schwab VIT Balanced Portfolio
2025	211	$15.92	$15.61	$3,361	2.37%	0.49%	0.69%	12.30%	12.08%
2024	263	14.17	13.93	3,726	2.16%	0.49%	0.69%	7.33%	7.11%
2023	270	13.21	13.01	3,564	1.87%	0.49%	0.69%	11.41%	11.19%
2022	297	11.85	11.70	3,519	1.53%	0.49%	0.69%	(14.16)%	(16.25)%
2021	338	13.81	13.97	4,714	1.29%	0.49%	0.69%	8.67%	6.44%
Schwab VIT Balanced with Growth Portfolio
2025	363	18.65	18.30	6,748	2.23%	0.49%	0.69%	15.03%	14.80%
2024	334	16.22	15.94	5,402	2.07%	0.49%	0.69%	9.44%	9.22%
2023	333	14.82	14.59	4,926	1.69%	0.49%	0.69%	14.30%	14.07%
2022	384	12.96	12.79	4,964	1.59%	0.49%	0.69%	(15.46)%	(17.52)%
2021	407	15.34	15.51	6,292	1.29%	0.49%	0.69%	11.92%	9.63%
Schwab VIT Growth Portfolio
2025	93	21.38	20.97	1,987	1.94%	0.49%	0.69%	17.66%	17.43%
2024	71	18.17	17.86	1,296	1.91%	0.49%	0.69%	11.23%	11.00%
2023	51	16.34	16.09	836	1.53%	0.49%	0.69%	16.95%	16.72%
2022	58	13.97	13.78	802	1.20%	0.49%	0.69%	(16.71)%	(18.74)%
2021	124	16.77	16.96	2,098	1.16%	0.49%	0.69%	15.18%	12.82%
T. Rowe Price Health Sciences Portfolio
2025	54	30.94	30.23	1,660	0.00%	0.49%	0.69%	17.52%	17.29%
2024	52	26.33	25.78	1,375	0.00%	0.49%	0.69%	1.16%	0.95%
2023	59	26.03	25.53	1,532	0.00%	0.49%	0.69%	2.46%	2.25%
2022	60	25.40	24.97	1,511	0.00%	0.49%	0.69%	(11.57)%	(14.38)%
2021	60	28.73	29.17	1,753	0.00%	0.49%	0.69%	14.04%	10.85%
T. Rowe Price Health Sciences Portfolio, Class II
2025	87	29.50	29.78	2,574	0.00%	0.65%	0.85%	17.04%	16.81%
2024	153	25.21	25.50	3,874	0.00%	0.65%	0.85%	0.76%	0.55%
2023	151	25.02	25.36	3,792	0.00%	0.65%	0.85%	2.02%	1.82%
2022	181	24.52	24.90	4,463	0.00%	0.65%	0.85%	(11.92)%	(14.74)%
2021	177	27.84	29.21	5,016	0.00%	0.65%	0.85%	13.60%	10.41%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Templeton Foreign VIP Fund, Class 2
2025	425	$13.35	$17.95	$7,366	2.31%	0.49%	0.85%	28.56%	28.10%
2024	447	10.38	14.01	6,034	2.45%	0.49%	0.85%	(1.48)%	5.39%
2023	458	10.54	14.28	6,237	3.17%	0.49%	0.85%	20.17%	19.74%
2022	491	8.77	11.92	5,595	3.11%	0.49%	0.85%	(5.51)%	(10.50)%
2021	521	9.28	13.32	6,474	1.83%	0.49%	0.85%	5.72%	0.85%
Templeton Global Bond VIP Fund, Class 2
2025	648	8.81	8.61	5,664	0.00%	0.49%	0.85%	15.16%	14.75%
2024	746	7.65	7.50	5,669	0.00%	0.49%	0.85%	(11.81)%	(12.13)%
2023	792	8.68	8.54	6,824	0.00%	0.49%	0.85%	2.38%	2.02%
2022	921	8.47	8.37	7,773	0.00%	0.49%	0.85%	(2.79)%	(7.19)%
2021	957	8.72	9.02	8,555	0.00%	0.49%	0.85%	(4.34)%	(8.01)%
Third Avenue Value Portfolio
2025	61	23.13	22.24	1,413	2.08%	0.65%	0.85%	33.97%	33.71%
2024	78	17.27	16.63	1,348	2.52%	0.65%	0.85%	(2.91)%	(3.10)%
2023	85	17.78	17.17	1,511	2.35%	0.65%	0.85%	20.06%	19.82%
2022	92	14.81	14.33	1,358	1.48%	0.65%	0.85%	18.98%	11.53%
2021	102	12.45	12.85	1,302	0.70%	0.65%	0.85%	24.91%	17.56%
Touchstone Bond Fund, Class I
2025	486	11.46	14.27	6,828	4.05%	0.49%	0.85%	7.11%	6.72%
2024	419	10.70	13.37	5,455	4.82%	0.49%	0.85%	1.69%	1.32%
2023	521	10.52	13.20	6,737	4.79%	0.49%	0.85%	5.56%	5.18%
2022	488	9.96	12.55	5,911	2.01%	0.49%	0.85%	(11.89)%	(16.71)%
2021	519	11.31	15.06	7,232	2.45%	0.49%	0.85%	0.47%	(4.34)%
Touchstone Common Stock Fund, Class I
2025	156	38.34	82.37	12,578	0.53%	0.49%	0.85%	17.25%	16.83%
2024	171	32.70	70.50	11,839	0.63%	0.49%	0.85%	20.88%	20.45%
2023	191	27.05	58.54	10,918	0.44%	0.49%	0.85%	26.04%	25.59%
2022	195	21.46	46.61	8,896	0.41%	0.49%	0.85%	(15.79)%	(20.39)%
2021	204	25.49	58.55	11,323	0.55%	0.49%	0.85%	30.02%	23.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Touchstone Common Stock Fund, Class SC
2025	85	$37.04	$81.00	$6,345	0.36%	0.49%	0.85%	17.07%	16.65%
2024	87	31.64	69.44	5,560	0.44%	0.49%	0.85%	20.67%	20.23%
2023	95	26.22	57.75	5,088	0.65%	0.49%	0.85%	25.74%	25.29%
2022	98	20.85	46.10	4,136	0.22%	0.49%	0.85%	(15.92)%	(20.52)%
2021	119	24.80	58.00	5,824	0.41%	0.49%	0.85%	29.73%	23.53%
Touchstone Small Company Fund, Class I
2025	118	28.95	65.10	5,940	0.20%	0.49%	0.85%	9.18%	8.79%
2024	141	26.52	59.84	6,482	0.42%	0.49%	0.85%	13.14%	12.74%
2023	158	23.44	53.08	6,399	0.23%	0.49%	0.85%	16.03%	15.62%
2022	158	20.20	45.91	5,464	0.03%	0.49%	0.85%	(12.50)%	(17.29)%
2021	179	23.09	55.51	6,976	0.06%	0.49%	0.85%	26.29%	20.24%
VanEck VIP Emerging Markets Bond Fund, Initial Class
2025	190	12.82	15.48	2,953	5.05%	0.49%	0.85%	17.91%	17.49%
2024	215	10.87	13.18	2,853	7.34%	0.49%	0.85%	2.27%	1.90%
2023	233	10.63	12.93	3,021	4.21%	0.49%	0.85%	10.86%	10.46%
2022	259	9.59	11.71	3,045	4.50%	0.49%	0.85%	(4.82)%	(10.03)%
2021	258	10.07	13.01	3,285	5.11%	0.49%	0.85%	(2.42)%	(7.09)%
VanEck VIP Global Resources Fund, Class S
2025	246	10.28	16.70	3,441	2.30%	0.49%	0.85%	35.50%	35.02%
2024	281	7.59	12.37	2,746	2.28%	0.49%	0.85%	(3.56)%	(3.91)%
2023	426	7.87	12.87	4,056	2.73%	0.49%	0.85%	(4.31)%	(4.65)%
2022	500	8.22	13.50	5,045	1.35%	0.49%	0.85%	10.58%	4.53%
2021	508	7.44	12.91	4,696	0.29%	0.49%	0.85%	20.69%	14.91%
Vanguard VIF Capital Growth Portfolio
2025	168	43.19	42.20	7,207	1.00%	0.49%	0.69%	28.35%	28.09%
2024	181	33.65	32.94	6,078	1.09%	0.49%	0.69%	12.85%	12.63%
2023	200	29.82	29.25	5,931	0.98%	0.49%	0.69%	27.36%	27.10%
2022	214	23.41	23.01	5,001	0.89%	0.49%	0.69%	(14.61)%	(17.33)%
2021	236	27.42	27.84	6,557	0.96%	0.49%	0.69%	22.55%	19.13%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Diversified Value Portfolio
2025	224	$29.12	$28.45	$6,482	1.56%	0.49%	0.69%	16.26%	16.02%
2024	261	25.05	24.52	6,519	1.59%	0.49%	0.69%	14.32%	14.09%
2023	286	21.91	21.49	6,245	1.38%	0.49%	0.69%	19.54%	19.30%
2022	297	18.33	18.01	5,429	1.16%	0.49%	0.69%	(10.57)%	(13.42)%
2021	333	20.49	20.81	6,915	1.16%	0.49%	0.69%	31.56%	27.87%
Vanguard VIF Mid-Cap Index Portfolio
2025	438	28.12	27.48	12,256	1.23%	0.49%	0.69%	11.00%	10.77%
2024	455	25.34	24.81	11,477	1.38%	0.49%	0.69%	14.51%	14.28%
2023	480	22.13	21.71	10,585	1.43%	0.49%	0.69%	15.27%	15.04%
2022	501	19.20	18.87	9,589	1.14%	0.49%	0.69%	(17.98)%	(20.59)%
2021	540	23.40	23.76	12,776	1.10%	0.49%	0.69%	25.39%	21.88%
Vanguard VIF Real Estate Index Portfolio
2025	202	17.83	17.42	3,582	2.86%	0.49%	0.69%	2.61%	2.40%
2024	277	17.38	17.01	4,797	3.03%	0.49%	0.69%	4.23%	4.02%
2023	247	16.67	16.36	4,104	2.33%	0.49%	0.69%	11.15%	10.93%
2022	264	15.00	14.74	3,946	1.81%	0.49%	0.69%	(25.53)%	(27.91)%
2021	386	20.14	20.45	7,878	1.79%	0.49%	0.69%	41.38%	37.42%
Vanguard VIF Small Company Growth Portfolio
2025	109	24.96	24.39	2,707	0.48%	0.49%	0.69%	5.59%	5.38%
2024	113	23.64	23.14	2,670	0.55%	0.49%	0.69%	10.83%	10.61%
2023	126	21.33	20.92	2,683	0.41%	0.49%	0.69%	19.06%	18.83%
2022	129	17.91	17.61	2,301	0.27%	0.49%	0.69%	(24.58)%	(26.98)%
2021	142	23.75	24.11	3,399	0.36%	0.49%	0.69%	15.17%	11.95%
Victory Pioneer Bond VCT Portfolio, Class I
2025	158	11.97	11.79	1,888	4.47%	0.49%	0.69%	8.64%	8.42%
2024	319	11.02	10.87	3,508	4.67%	0.49%	0.69%	2.66%	2.45%
2023	162	10.73	10.61	1,732	4.02%	0.49%	0.69%	6.44%	6.22%
2022	129	10.08	9.99	1,302	2.42%	0.49%	0.69%	(13.49)%	(15.41)%
2021	159	11.66	11.81	1,879	2.29%	0.49%	0.85%	0.84%	(1.41)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Victory Pioneer Fund VCT Portfolio, Class I
2025	86	$43.52	$85.71	$6,001	0.44%	0.49%	0.85%	22.75%	22.31%
2024	117	35.45	70.07	6,599	0.72%	0.49%	0.85%	22.05%	22.77%
2023	97	29.04	57.62	4,635	0.86%	0.49%	0.85%	28.30%	27.84%
2022	106	22.64	45.07	4,083	0.65%	0.49%	0.85%	(17.67)%	(20.18)%
2021	110	27.50	56.46	5,330	0.32%	0.49%	0.85%	26.90%	23.92%
Victory Pioneer Mid Cap Value VCT Portfolio, Class II
2025	50	21.90	32.04	1,623	1.86%	0.49%	0.85%	10.31%	9.92%
2024	64	19.85	29.15	1,889	1.68%	0.49%	0.85%	10.10%	9.70%
2023	63	18.03	26.58	1,671	1.73%	0.49%	0.85%	11.66%	11.26%
2022	68	16.15	23.89	1,631	1.39%	0.49%	0.85%	(3.75)%	(9.56)%
2021	59	16.78	26.41	1,527	0.83%	0.49%	0.85%	32.36%	25.27%
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
2025	141	31.57	69.40	7,188	0.00%	0.49%	0.85%	19.89%	19.46%
2024	154	26.34	58.10	6,908	0.00%	0.49%	0.85%	23.32%	22.88%
2023	144	21.36	47.28	5,507	0.00%	0.49%	0.85%	18.19%	17.77%
2022	163	18.07	40.15	5,245	0.00%	0.49%	0.85%	(29.50)%	(31.64)%
2021	178	25.63	58.73	8,306	0.00%	0.49%	0.85%	7.15%	4.64%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees and excluding investment advisory expenses, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 13, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.